Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024070576	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and met appraisal requirements.			Condition is non-material	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070576	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Lender approved exception for guideline on XXX form stating property size must be XXX sq. ft. and actual sq. ftg is XXX Property located in XXX. Common for area. Comps used are similar sq ft to the subject.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
															Client provided guidelines exception allowing XXX sqft based on XXX months verified reserves and credit history of XXX - last XXX months.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070530	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070529	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070529	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070023	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.
Credit Comparison (XXX) is missing from file.
XXX certs missing from file for all XXX on XXX ; Received XXX Report and XXX certs for primary and XXX properties. Updating loan accordingly - exception cleared.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Received Gap Report and HOA certs for primary and REO properties. Updating loan accordingly - exception cleared.	XXX	Borrower liabilities verified indicator is Present; Received XXX Report and XXX certs for primary and XXX properties. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070023	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Lender XXX Bank Statement Guidelines Section XXX require XXX of the purchase price plus reserves to come from the borrower's XXX funds. With a sales price of XXX the borrower would be required to contribute XXX in total. However, the borrower paid the EMD of XXX (XXX of purchase price), but received gift funds of XXX to cover the funds paid at closing XXX Therefore, the borrower only contributed XXX of the purchase price from XXX funds.; Downpayment source is from an unacceptable source. Lender XXX Bank Statement Guidelines Section XXX require XXX of the purchase price plus reserves to come from the borrower's personal funds. With a sales price of XXX the borrower would be required to contribute XXX in total. However, the borrower paid the EMD of XXX XXX of purchase price), but received gift funds of XXX to cover the funds paid at closing XXX Therefore, the borrower only contributed XXX of the purchase price from XXX funds.; Received LOX - XXX can be used for down payment, closing costs and reserves. Borrower had over XXX in two XXX and these XXX were listed in the asset section of the 1003. Utilizing these assets demonstrates that the borrower had XXX of his own funds in the transaction. Reviewed the bank statements. Confirmed borrower is XXX owner of the company and XXX Guidelines do state XXX can be used. Exception cleared.	Change status of 'Downpayment source is from an unacceptable source' from Active to Open Rebuttal.;
															Received LOX - XXX can be used for down payment, closing costs and reserves. Borrower had over XXX in XXX and these XXX were listed in the XXX section of the 1003. Utilizing these assets demonstrates that the borrower had XXX of his own funds in the transaction. Reviewed the bank statements. Confirmed borrower is XXX owner of the company and business BS. Guidelines do state XXX can be used. Exception cleared. ; Downpayment source is from an unacceptable source. XXX Bank Statement Guidelines Section XXX require XXX of the purchase price plus reserves to come from the borrower's personal funds. With a sales price of XXX the borrower would be required to contribute XXX in total. However, the borrower paid the XXX of XXX (XXX of purchase price), but received gift funds of XXX to cover the funds paid at closing XXX Therefore, the borrower only contributed XXX of the purchase price from personal funds.	XXX	Downpayment source is from an acceptable source.; Received LOX -XXX can be used for down payment, closing costs and reserves. Borrower had over XXX in XXX business accounts and these accounts were listed in the asset section of the 1003. Utilizing these assets demonstrates that the borrower had XXX of his own funds in the transaction. Reviewed the bank statements. Confirmed borrower is XXX owner of the company and business XXX. Guidelines do state XXX can be used. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 45.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070020	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 45.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months				Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070522	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070513	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Client.; ..	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070516	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070524	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines. Per XXX ICF Underwriting Guidelines, XXX - section 5.4 Trade Lines: At least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months. XXX is only reporting for XXX Previous mortgage to that is XXX, XXX - XXX
														Please send complete XXX-months verification of mortgage for primary residence.			Housing delinquency meets guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070524	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Cured Post Close.;
Per lender guidelines, not applicable, loan amount is less than XXX Exception cleared.; Change status of XXX Party Valuation Product Not Provided' from Active to Revoked.;
															Exception cleared	XXX	Third Party Valuation Product Provided.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070524	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 90.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: XXX transaction history XXX through XXX for XXX with a balance of XXX has no identifying information as required per guidelines, section XXX - Assets. Please provide statement that includes the borrower(s) name, XXX number, time period covered, current balance in XXX, and statement date. Please note that assets are required to be sourced and seasoned for XXX-days.
														Additional conditions may apply.; Received copy of bank statement for XXX showing borrower's name on the XXX Verified the funds - exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; Received copy of bank statement for XXX showing borrower's name on the XXX Verified the funds - exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared.; Received copy of bank statement for XXX showing borrower's name on the account. Verified the funds - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 90.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable. Please provide valid XXX party valuation.; CDA Received; updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 90.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070523	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Primary was recently purchased. Copy of the Final Settlement Statement and a copy of the Mortgage statement were provided. Amounts are confirmed - exception cleared. ; Housing history does not meet guidelines.Please provide XXX-month housing history for Primary Residence located at XXX. ; Primary was recently purchased. Copy of the Final Settlement Statement and a copy of the Mortgage statement were provided. Amounts are confirmed - exception cleared.	XXX	Housing delinquency meets guidelines.; Primary was recently purchased. Copy of the Final Settlement Statement and a copy of the Mortgage statement were provided. Amounts are confirmed - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 90.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: ; Section XXX of the XXX Guidelines dated XXX advises properties with less than XXX square feet of living areas are ineligible. Appraisal indicates subject property is XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
															Received updated CRSE - Property : Property sq ft. &lt; minimum allowed. Comment - properties with less than XXX square feet of living areas are ineligible. Compensating Factors : Qualifying LTV is XXX Acknowledged by client.	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months				Income Verification is greater than XXX months.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	XXX Approval Missing	XXX approval indicator is Missing; Provide a valid XXX project approval as required by Section XXX of XXX Guidelines dated XXX	Change status of XXX Approval Missing' from Active to Open Rebuttal.;
															Received LOX stating the XXX Questionnaire is considered the approval. Reviewing the questionnaire and confirmed the XXX signed and all requested documentation has been provided. Exception cleared. ; Provide a valid condo project approval as required by Section XXX of XXX Guidelines dated XXX	XXX	Condo approval indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070528	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial; Provide fully executed addendum to purchase contract extending closing date as required by Lender approval (page 653). Initial contract indicates closing date of XXX (page 555). Loan closed on XXX	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.;
															Received updated fully executed contract with extension addendums as requested. Exception cleared. ; Provide fully executed addendum to purchase contract extending closing date as required by Lender approval (page 653). Initial contract indicates closing date of XXX (page 555). Loan closed on XXX	XXX	The fully executed purchase contract is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070009	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX Per guideline matrix dates XXX (rate lock date XXX DSCR < XXX - > XXX - Max LTV XXX DSCR calculation is XXX and falls within this category.			Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070506	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00. Per guideline matrix dates XXX (rate lock date XXX DSCR < XXX - > XXX - Max LTV XXX DSCR calculation is XXX and falls within this category.			Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Deferments on three of borrower's XXX loans less than XXX years old. Lender exception approval in file.			Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070503	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the XXX minimum tradeline requirement per lender guidelines. Only XXX tradelines provided in the loan file: Auto loan and payment history for primary residence.			Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender guidelines, the borrower must have a minimum of XXX tradelines that have been open for at least XXX monhs, borrower only has XXX active tradeline, XXX includes the mortgage.			Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender guidelines require all mortgages to be XXX for the past XXX months, there is no mortgage history for XXX, or evidence when loan was originated.			Housing delinquency meets guidelines. Received copy of final CD for XXX which closed on XXX shortly before this loan. Previous address was owned for XXX years and the credit report reflects this information. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX Final CD indicates a credit of XXX evidence of this credit was not provided.			Sufficient cash to close is documented.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070532	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX Final CD indicates a credit of XXX evidence of this credit was not provided.			The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX Received final CD showing the cash-out proceeds from refi on property XXX is XXX and shows transferred to subjet refi. updating assets to reflect this amount - condition cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070007	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070007	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070007	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Change severity of 'Higher-Priced Mortgage Loan' from Material to Non-Material.; HPML with established escrow and met appraisal requirement			Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Missing mortgage payment history for XXX	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received a copy of the Verification of Mortgage dated XXX showing borrower has been making payments to a XXX originating on XXX Sufficient documentation provided to clear housing history.	XXX	Housing delinquency meets guidelines. Received a copy of the Verification of Mortgage dated XXX showing borrower has been making payments to a Mortgage Account originating on XXX. Sufficient documentation provided to clear housing history.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Missing Mortgage information/documentation on 1003 for XXX per fraud report file PG 317, 301.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.; Received LOX and documentation showing borrower is not listed on the mortgage for XXX Exception cleared.	XXX	Alerts from Fraud Report have been cleared. Received LOX and documentation showing borrower is not listed on the mortgage for XXX . Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.			Income Verification of XXX is greater than XXX months.; Income Verification of XXX is greater than XXX months.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070509	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 80. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 80. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070505	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 75.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 80. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070500	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Missing final Homeowner Insurance policy. XXX policy on subject reflects the total policy premium of XXX however the Final CD reflects a preimum paid of XXX Provide final HOI policy or corrected disclosure.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
															Received LOX - The premium for the subject property's insurance is XXX see the declarations page. An invoice showing a premium of XXX was mistakenly included in the loan file. The invoice is not for subject loan. Reviewed the HOI invoice and confirmed. Exception cleared.	XXX	Hazard insurance indicator is Present. Received LOX - The premium for the subject property's insurance is XXX; see the declarations page. An invoice showing a premium of XXX was mistakenly included in the loan file. The invoice is not for subject loan. Reviewed the HOI invoice and confirmed. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070500	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070500	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: File is missing source of funds for XXX via XXX Inc deposited to XXX on XXX File is also missing source of funds for large deposit of XXX on XXX . Guidelines require funds used for closing to be sourced and seasoned XXX days.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															Received LOX with documentation from the borrower. The XXX came from the borrower's Home XXX Employee Plan held through XXX Borrower provided a copy of the statement dated XXX and that statement shows the borrower owning the XXX since XXX Regarding the XXX deposit - these are paychecks that were saved for deposit. Reviewed borrower's email - confirmed XXX can be used. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received LOX with documentation from the borrower. The XXX came from the borrower's XXX Employee Plan held through XXX. Borrower provided a copy of the statement dated XXX and that statement shows the borrower owning the account since XXX. Regarding the XXX deposit - these are paychecks that were saved for deposit. Reviewed borrower's email - confirmed XXXXXXXXXXXX account can be used. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070500	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. File is missing Addendums to Contract no A, B, C and D to the original sales contract.	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Open Rebuttal.; Received copies of Addendum A-D to the purchase agreement. Reviewed/confirmed - Exception cleared.	XXX	The fully executed purchase contract is Present. Received copies of XXX to the purchase agreement. Reviewed/confirmed - Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070499	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070499	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070499	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months				Income Verification is greater than XXX months.; Income Verification of XXX is greater than XXX months.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070499	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. File is missing the evidence of a XXX (XXX) year housing history and evidence borrower is not a first time home buyer required for the foreign XXX. Housing history is not documented in the loan file. ; Housing history does not meet guidelines. File is missing the evidence of a XXX year housing history and evidence borrower is not a first time home buyer required for the foreign XXX Housing history is not documented in the loan file.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
															Received LOX with supporting documentation - Borrower lives and works at the same address in XXX at for the last XXX years : XXX - XXX Broker entered the property owned in XXX because the system would not handle foreign addresses. Borrower is a XXX and XXX and his practice documentation is attached to his home address in XXX Both borrowers have XXX to support they do not live in the XXX Reviewed documentation - confirmed. Exception cleared.	XXX	Housing delinquency meets guidelines. Received LOX with supporting documentation - Borrower lives and works at the same address in XXX at for the last XXX years : XXX. XXX entered the property owned in XXX because the system would not handle XXX. Borrower is a XXX and XXX, and his practice documentation is attached to his home address in XXX. Both borrowers have XXX to support they do not live in the XXX. Reviewed documentation - confirmed. Exception cleared.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070499	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows high alerts which have not been cleared for additional loans registered on other properties in the last XXX days and to address the reverse XXX. Additional conditions may apply.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
															Received LOX - Loan Registry Search and the possiblity the borrower has other undisclosed loans in his name. The Fraud Search Report is not correct in that there is no SSN entered for the borrower therefore the info is going to pull in information that does not pertain to our borrower. You will see on page 10 and XXX of the Fraud Report, none of those mortgage are in the borrower's name and the borrower does not own them. Reviewed the fraud report and confirmed; borrower's do not own any additional properties other than the ones stated. Exception cleared.	XXX	Alerts from Fraud Report have been cleared. Received LOX - Loan Registry Search and the possiblity the borrower has other undisclosed loans in his name. The Fraud Search Report is not correct in that there is no SSN entered for the borrower therefore the info is going to pull in information that does not pertain to our borrower. You will see on page 10 and 11 of the Fraud Report, none of those mortgage are in the borrower's name and the borrower does not own them. Reviewed the fraud report and confirmed; borrower's do not own any additional properties other than the ones stated. Exception cleared.	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070494	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070494	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070494	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided. Please provide XXX documents or a CDA.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided - updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070497	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070493	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070553	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared		Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070553	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: issues with XXX numbers not being issues,. Other proeprties in loan registry system within last XXX days, high probability of loss due to misrespresentation andoccupancy issue	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
															Received LOX - Loan is a Foreign national loan. SSN verification is not required on XXX borrowers. Loan safe cannot be used to verify anything for borrower on XXX loans because we do not obtain XXX (they are not US residents). SSN number entered for borrower should have been XXX. Number input is not a valid SSN. Exception cleared.	XXX	Alerts from Fraud Report have been cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070553	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	Credit	Final Loan Application is Partial	Final Loan Application is Partial Bank statements from XXX and also Same Financial institution located at an address of XXX that was not disclosed on the 1003	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received LOX - Canadian assets were only used to source deposits (Did not use to qualify; therefore, not listed) - Only used XXX bank XXX - nothing is needed here. This is a XXX loan - LOX for address on bank statements is not needed; however, this address is the same for contact information on the XXX contact Form that is completed - Nothing is needed here. Reviewed - confirmed. Exception cleared.	XXX	Final Loan Application is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070553	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Bank statements from XXX and also Same Financial institution located at an address of XXX that was not disclosed on the 1003	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															Received LOX - XXX assets were only used to source deposits (Did not use to qualify; therefore, not listed) - Only used XXX bank XXX bank - nothing is needed here. This is a XXX loan - LOX for address on bank statements is not needed; however, this address is the same for contact information on the XXX contact Form that is completed - Nothing is needed here. Reviewed - confirmed. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per the final 1003, borrower pays rent in the amount of XXX per month. We have XXX months of written checks in the amount of XXX but no documentation to support this information. We need confirmation of rent checks in the amount of XXX for XXX full months per the final 1003.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
The lender provided an exception for the loan not meeting the housing history guidelines. Comp Factors include XXX reserves, XXX LTV, great payment history on mtg being paid off. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
															acknowledged	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 65.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 65.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070486	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 65.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070501	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Purchase Contract does not Match Appraisal	The Appraisal does not reflect the correct sales price when compared to the Purchase Contract. ; The file contains an addendum to the purchase contract which matches the correct purchase price.	Change status of 'Purchase Contract does not Match Appraisal' from Active to Acknowledged by Client.; The file contains an addendum to the purchase contract which matches the correct purchase price.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	B	B	C	B	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070501	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070501	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX XXX in the file cites and approves the exception.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Guidelines required XXX of reserves. Actual Reserve count is XXX months. Compensating Factors : Borrower has owned current home XXX years, very small balance on their current mortgage. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	B	B	A	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070504	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070489	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070054	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070054	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070054	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070492	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070484	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070484	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070484	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070496	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070490	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070483	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Appraiser noted that XXX detectors and XXX monoxide detectors are requried by the State of XXX The appraisal does not provide photos or comments if subject property meets this standard. Provide evidence the property meets these state mandated safety issues.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
															The subject appraisal was completed "As Is" and the appraiser made commentary regarding the XXX Law requirements. During our review we exercised caution and informed the client there was no evidence th law was or was not met in the appraisal.	XXX	Appraisal guideline violation is now acceptable. The client confirmed they are aware of the XXX and XXX Law requirements. Exception Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	Loan is missing transmittal summary and CRSE document	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; Received the 1008 and CRSE. Reviewed the information - exception cleared.	XXX	The transmittal summary is Present. Received the 1008 and CRSE. Reviewed the information - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070479	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Cash out is not available to borrower. Please provide proof of assets sufficient to cover XXX months of reserves.; Email received advising XXX information was available. This documentation is not provided; lender to provide.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received copy of the Trust Agreement showing borrower is sole XXX on the XXX XXX documentation also provided. Updating loan accordingly. Exception cleared. ; Cash out is not available to borrower. Please provide proof of assets sufficient to cover XXX months of reserves.; Email received advising trust XXX information was available. This documentation is not provided; lender to provide.	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX. Received copy of the XXX showing borrower is XXX on the account. Asset account documentation also provided. Updating loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070479	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070479	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 12.00 or XXX Borrower has XXX that are not in XXX. Guidelines require XXX to be in XXX for XXX days, and sourced and seasoned for XXX days.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received an LOX - the XXX asset company is a subsidairy of a larger company and have business in the XXX Updating the amount reflected in the XXX to include this XXX ; Borrower has XXX that are not in XXX. Guidelines require assets to be in XXX for XXX days, and sourced and seasoned for XXX days.	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 12.00 or XXX. Received an LOX - the XXX asset company is a subsidairy of a larger company and have business in the XXX. Updating the amount reflected in the assets to include this account.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines.; Housing history does not meet guidelines. Per XXX guidelines dated XXX foreign XXX must have XXX years of housing history. Need documentation to support the housing history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per recent direction received XXX the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;
; Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.; Change status of 'Housing history does not meet guidelines' from Cured Post Close to Cleared.;
..	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Guidelines require XXX for all foreign national loans. XXX form in the file is declined.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Received updated CRSE - Guidelines required XXX for all foreign national loans. XXX form in the file is declined.  Compensating Factors : Credit History - XXX - last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines required XXX for all foreign national loans. XXX form in the file is declined. Compensating Factors : Credit History - XXX - last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 12.00 or XXX Borrower has XXX that are not in XXX. Guidelines require assets to be in XXX for XXX days, and sourced and seasoned for XXX days.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received an LOX - the XXX company is a subsidairy of a larger company and have business in the XXX Updating the amount reflected in the XXX to include this XXX ; Borrower has XXX that are not in XXX. Guidelines require assets to be in XXX for XXX days, and sourced and seasoned for XXX days.	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 12.00 or XXX. Received an LOX - the XXX asset company is a subsidairy of a larger company and have business in the XXX. Updating the amount reflected in the assets to include this account.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines.; Housing history does not meet guidelines. Per XXX guidelines dated XXX foreign XXX must have XXX years of housing history. Need documentation to support the housing history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per recent direction received XXX the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.;
; Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.; Change status of 'Housing history does not meet guidelines' from Cured Post Close to Cleared.;
..	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Per recent direction received; the expectation of housing history listed on the 1003 will suffice for XXX year housing history. 1003 shows over XXX years of housing history. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Guidelines require XXX for all foreign national loans. XXX form in the file is declined.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Received updated XXX - Guidelines required XXX for all foreign national loans. XXX form in the file is declined.  Compensating Factors : Credit History - XXX - last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE - Guidelines required XXX for all foreign national loans. XXX form in the file is declined. Compensating Factors : Credit History - XXX - last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070495	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070466	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070472	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070461	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CDA provided; updating loan accordingly.	Change status of XXX Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070461	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070461	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: This is a Non-Arms length transaction. Borrowers Trust is Purchasing the property from the borrowers parents.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; CRSE cites this exception and XXX grants an approval. Purchase does not appear to be a "Bail out"	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070461	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070461	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The XXX indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; XXX documentation provided. CU Score is XXX and XXX is Eligible. Exception cleared.	XXX	The XXX indicator is Present. XXX documentation provided. CU Score is XXX and R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing; Form XXX and the Credit Risk Summary and Exception Approval are both missing from the file.	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.;
Received 1008 and CRSE. Verified the amounts - exception cleared. ; Form 1008 and the Credit Risk Summary and Exception Approval are both missing from the file.	XXX	The transmittal summary is Present. Received 1008 and XXX. Verified the amounts - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070473	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; XXX documentation provided. CU Score is XXX and XXX is Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided. XXX documentation provided. CU Score is XXX and R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070465	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	Please provide corrected DSCR on XXX and subject PITI (negative cash-flow) on 1008. CRSE DSCR = XXX due to higher PITI XXX on XXX Actual calculation = XXX Rent income XXX / PITI XXX	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; Received an updated CRSE showing a corrected DSCR score matching the XXX Exception cleared.	XXX	The transmittal summary is Present. Received an updated XXX showing a corrected DSCR score matching the XXX Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $47302.02.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $47302.02.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledged. ; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledged.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $47302.02.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070445	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070445	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070445	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	B	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	XXX month Housing History does not meet guidelines for XXX (Section 5.14.3 of Portfolio Select). Per credit report, for XXX(rolling) and XXX days delinquent in XXX	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Approved Lender Exception (pg 593) provided. Exception Type: Housing Payment History. Guideline: XXX Actual = XXX Rationale: Max LTV allowed XXX Compensating Factors: Payment Shock is XXX / Verified Reserves are XXX / Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	C	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The affiliate business disclosure is Not Applicable	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070438	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledged. ; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledged.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070464	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Received an LOX with a copy of the first payment letter. Loan is an Investor Cash Flow Loan and at this point even though it was a simultaneous closing there is no need to add the correct PITI to the 1003 for REO as Ratios are no req'd for XXX. Amount was entered - exception cleared. ; The borrowers failed to disclose a simultaneous refinance with XXX on the XXX. As a result, the REO expenses are understated on the Final 1003.; Uploaded the document {XXX}	Final Loan Application is Present. Received an LOX with a copy of the XXX payment letter. Loan is an Investor Cash Flow Loan and at this point even though it was a simultaneous closing there is no need to add the correct PITI to the 1003 for XXX as Ratios are no req'd for XXX. Amount was entered - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070464	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070464	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070441	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070441	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070441	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070458	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070430	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070430	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070430	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070454	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070444	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070444	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection. XXX - XXX shows XXX. Incident Period - XXX to XXX Appraisal was completed on XXX A Post Disaster Inspection is required. ; Received a copy of a Post Disaster Inspection showing No damage. Exception cleared. ; Uploaded the document {XXX}	Post Disaster Inspection provided. Received a copy of a Post Disaster Inspection showing No damage. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070444	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, verification of Existence of Business is required within XXX days of closing. The most recent business search conducted shows a date of XXX Loan closed on XXX Please provide an updated business search.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received updated business search with a time date stamp of XXX showing the business is still active. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated business search with a time date stamp of XXX showing the business is still active. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	UCDP Summary Report is Missing	The XXX indicator is Missing; XXX documentation provided. CU Score is XXX is Eligible. Exception cleared. ; Uploaded the document {XXX}	The XXX indicator is Present. XXX documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070474	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; XXX documentation provided. CU Score is XXX is Eligible. Exception cleared. ; Uploaded the document {XXX}	Third Party Valuation Product Provided. XXX documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
The borrower incurred XXX overdrafts in the XXX months reviewed. Per the Credit Risk Summary, the guideline allows for XXX but exceptions for up to XXX are acceptable. The borrower supplied a letter of explanation that his company had been the victim of fraudulent checks, and that the legitimate overdrafts were because his XXX was on leave. The lender approved the exception of XXX overdrafts citing reserves, DTI and FICO as the compensating factors.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter validating XXX ownership of the XXX was not found in the file.; Received a copy of the operating agreement showing the borrower is the XXX owner. Exception cleared. ; Uploaded the document {XXX}	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a copy of the operating agreement showing the borrower is the XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070450	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070429	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; XXX established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070429	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070429	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070427	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX	Qualifying DSCR of XXX meets guideline requirement.; Qualifying DSCR of XXX meets guideline requirement.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
lender acknowledges	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070424	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	B	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	XXX month Housing History does not meet guidelines for XXX (Section 5.14.3 of Portfolio Select). Per credit report, for XXX, XXX was XXX (rolling) and XXX days delinquent in XXX.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Approved Lender Exception (pg 593) provided. Exception Type: Housing Payment History. Guideline: XXX Actual = XXX Rationale: Max LTV allowed XXX Compensating Factors: Payment Shock is XXX / Verified Reserves are XXX / Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	C	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070463	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070443	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The affiliate business disclosure is Not Applicable	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Bona Fide Discount Points Test	This loan failed theXXX test due to one of the following findings: (NC §24-1.1A (c)(1)(b))The loan is a first lien mortgage and has a principal amount that is greater than or equal to XXX and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a XXX reduction of the interest rate.The discount points are marked as XXX but an undiscounted rate value was not provided.; Documentation Required
Please provide the undiscounted/par rate or the discount point fee disclosure that is missing from the file. This is needed to be able to test for XXX points and fees testing.; Uploaded the document {XXX}	This loan passed the XXX discount points test. (NC §24-1.1A (c)(1)(b))The loan is a first lien mortgage and has a principal amount that is greater than or equal to XXX and charges discount points that are paid for the purpose of reducing, and in fact result in a XXX reduction of the interest rate.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX cure required
Refund in the amount of XXX
Cure Package requires a PCCD, LOE, Copy of refund check and proof of delivery OR valid COC.
The XXX tolerance violation of XXX is due to the added CDA fee on LE dated XXX There was no COC found in the file that explains why the fee was added on.; Uploaded the document {XXX}	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges (XXX) by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).; Documentation Required
Missing Service Provider List that was provided within XXX days of application dated XXX to complete XXX fee testing. Section C fees included in testing if XXX is not provided or is not provided timely.; Uploaded the document {XXX}; Uploaded the document {XXX}	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Copy of Appraisal Acknowledgement was received. Updating loan accordingly - exception cleared. ; Uploaded the document {XXX}	Evidence of Appraisal Delivery to the Borrower Provided. Copy of Appraisal Acknowledgement was received. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Unable to downgrade HPML due to missing eivdence that the borrower received a copy of their appraisal prior to closing.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to XXX of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.All thresholds (Modified XXX APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Unable to downgrade due to missing eivdence that the borrower received a copy of their appraisal prior to closing. XXX requirements were not met.	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070051	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070435	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client and is non-material. ;	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070435	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX XXX)- 1 = XXX exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
XXX approved exception to the guidelines. Comp factors include XXX Fico, borrower employed same business for XXX years, XXX last XXX mo housing hiostory, resiodual income of XXX and XXX months reserves.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070435	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070467	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.; ..	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070467	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070467	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070053	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070053	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070053	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070442	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070442	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070442	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Please provide XXX documentation for XXX XXX. PITI payments for both are escrowed, per payment statements provided; however; each property has an additional expense reflected in the Schedule of Real Estate Owned section. May affect DTI.; Received LOX documentation with explanation on the XXX calculations. Reviewed the documentation and updated the XXX payments to match this new/verifried information. Exception cleared. ; Uploaded the document {XXX}	Borrower liabilities verified indicator is Present. Received LOX documentation with explanation on the XXX calculations. Reviewed the documentation and updated the XXX payments to match this new/verifried information. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).; File missing Initial Loan Estimate XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided; File missing Initial Loan Estimate XXX	XXX	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
..; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be XXX regardless of the actual values on the disclosure.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on XXX NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; Documentation Required - Initial Loan Estimate Disclosure XXX missing from file; Uploaded the document {XXX}	This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its XXX) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX profile page such that a day is marked as both open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within XXX business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on XXX NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; Homeownership Counseling List in file dated XXX is not within XXX days of application date XXX ; Uploaded the document {XXX}	This loan passed the homeownership counseling organizations disclosure date test. ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is within XXX business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than XXX business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XXX days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the XXX for lenders to use in complying with the requirements of this section; or(2)Data made available by the XXX or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than XXX business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, Compliance Analyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its XXX . If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070449	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; File missing Initial Loan Estimate	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; XXX - Initial LE dated XXX provided; File missing Initial Loan Estimate XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070440	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter is undated, and the building permits included in the file are from and expired respectively. Updated documentation is required to confirm the business remains active. Per guidelines, verification of business existence is required within XXX of closing. ; XXX for Bwrs XXX Bwr is a PXXX {XXX}; Pls note the XXX is dated today XXX {XXX}; Received Verification of the borrower's business from the CPA dated XXX Exception Resolved. ; The updated XXX will not suffice? The Bwr works from himself this closed as a XXX {XXX}; Updated CPA Letter {XXX}; Updated CPA Letter {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
The XXX search (dated XXX does not confirm the business is still in active status. Please provide documentation to support the business is in active status. ; XXX Search for XXX is a Private Contractor {XXX; Pls note the XXX search is dated today XXX {XXX}; Received Verification of the borrower's business from the CPA dated XXX Exception Resolved. ; The updated XXX Search will not suffice? The Bwr works from himself this closed as a XXX {XXX}; Updated CPA Letter {XXX}; Updated CPA Letter {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Received verification of business from the CPA dated XXX. Exception has been resolved.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070440	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070440	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070460	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070460	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070460	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate XXX disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
lender acknowledges	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070460	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; I uploaded the LE dated XXX with the Lock agreement and XXX stating loan was locked and buy dow {XXX}; The XXX tolerance violation in the amount of XXX is due to an increase in Discount Points from the LE to CD. There is a COC dated XXX for Rate Lock and Discount points however, the Revised LE dated XXX is missing from the loan file; Need missing revised LE, PCCD or proof of refund check to the borrower in the amount of XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
LE dated XXX provided.  Provided to compliance team for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
LE dated XXX provided. Provided to compliance team for review. ; I uploaded the LE dated XXX with the Lock agreement and XXX stating loan was locked and buy XXX {XXX; The XXX tolerance violation in the amount of XXX is due to an increase in Discount Points from the LE to CD. There is a XXX dated XXX for XXX and Discount points however, the Revised LE dated XXX is missing from the loan file; Need missing revised LE, PCCD or proof of refund check to the borrower in the amount of XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070414	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070420	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070459	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrow and met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070459	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070459	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The affiliate business disclosure is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070459	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070455	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070455	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070455	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require minimum sq ft living space to be XXX sq. ft. Subject property has XXX sq. ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE cites this exception and approval is granted. XXX is that comps support XXX ft. and low LTV. Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070433	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash required to close in the amount of XXX is greater than the available assets provided in the file of XXX Borrower has funds transferred into an XXX from am unknown source XXX days prior to closing. Guidelines require "Assets must be sourced and seasoned for XXX days and must be in XXX for XXX days".; Borrower has funds transferred into an XXX from am unknown source XXX days prior to closing. Guidelines require "Assets must be sources and seasoned for XXX days and must be in XXX for XXX days". XXX deposits (XXX on XXX and XXX on XXX need additional documentation.			Sufficient cash to close is documented.	XXX	Strong DSCR Ratio of XXX	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Per the guidelines, Assets must be sourced and seasoned for XXX days.	Change status of 'Guideline Seasoning not Met' from Active to Open Rebuttal.; XXX and confirmed XXX are seasoned for &gt; XXX days.	XXX	Guideline seasoning requirement met, exception resolved.	XXX	Strong DSCR Ratio of XXX	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX Received CDA; updating loan accordingly. ; Uploaded the document {XXX}			Third Party Valuation Product Provided Received CDA; updating loan accordingly.	XXX	Strong DSCR Ratio of XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.; Received CDA; updating loan accordingly. ; Uploaded the document {XXX}			Third Party Valuation Product Provided. Received CDA; updating loan accordingly.	XXX	Strong DSCR Ratio of XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months are less than XXX months reserves required per the Guidelines for XXX reflects an unsourced large deposit on XXX for XXX which was not documented. Excluding this deposit the borrower is short funds to meet the XXX month reserve requirement. ; Received updated XXX Guidelines require XXX months of reserves. Actual - XXX months. Exception granted for the remaining XXX months in reserves. Compensating Factors :Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded the document {XXX}	Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
															Received updated CRSE. Guidelines require XXX months of reserves. Actual - XXX months. Exception granted for the remaining XXX months in reserves. Compensating Factors : Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Strong DSCR Ratio of XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070426	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Strong DSCR Ratio of XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	The file does not contain a complete copy of the Loan Estimate. Unable to fully test for TRID tolerance.	Missing revised LE for XXX Disclosure tracking shows revised LE on XXX Uploaded LE dated XXX {XXX}; Uploaded the document {XXX}	Change status of 'The file does not contain a complete copy of the Loan Estimate. Unable to fully test for TRID tolerance. ' from Active to Open Rebuttal.;
LE dated XXX provided; Change status of 'The file does not contain a complete copy of the Loan Estimate.  Unable to fully test for TRID tolerance.   ' from Open Rebuttal to Active.;
Uploaded LE dated XXX provided. Provided to compliance for review. ; Uploaded LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	The file contains a complete copy of at least one Loan Estimate.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070405	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require borrowers to show rental verification using XXX months of cancelled checks.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval to use the VOR is granted. Compensating factors: FICO XXX DTIs XXX and XXX Borrower with same business for XXX years, Monthly housing payment changing by -XXX Qualifying payment shock is -XXX Verified reserves are XXX months, and qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070409	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guideline XXX require Bank Statement Loans to have a CPA letter confirming percentage of ownership. Please provide a CPA letter showing borrower has XXX ownership in The XXX.; Received XXX with a copy of the XXX and Sec of State documentation confirming the ownership of the borrower. Documentation is sufficient; exception cleared. ; Uploaded an LOX explaining the Sec of State docs showing XXX ownership. {XXX}; Uploaded the document {XXX}	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with a copy of the Business Search and XXX of XXX documentation confirming the ownership of the borrower. Documentation is sufficient; exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070421	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070406	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; No Cure Required - XXX loan with established escrows and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070432	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070413	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070410	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070451	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	XXX Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX	XXX tracking shows the check, etc has been delivered to borr as of XXX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'TILA Finance Charge Test' from Open Rebuttal to Active.;
XXX documentation has been received.  Pending confirmation package was delivered; will provide to compliance once confirmation is received. ; Change status of 'TILA Finance Charge Test' from Open Rebuttal to Cured Post Close.;
XXX - XXX, XXX, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception ; This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX. This loan passed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXX. The disclosed finance charge of XXX is considered accurate because:It is understated by no more than XXX; orIt is greater than the amount required to be disclosed.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	B	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070451	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	XXX Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is XXX The disclosed finance charge of XXX is not considered accurate because it is understated by more than XXX	Change status of 'TILA Post-Consummation Revised Closing Disclosure Finance Charge Test' from Active to Cured Post Close.;
The cure applied to the Finance Charge and XXX provided are sufficient to resolve the FC violation – TILA 130(b) correction within XXX days of discovery will remain a B/2.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	D	B	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070451	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require XXX square feet of living space. Property has XXX square feet of living space.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; CRSE in the file cites this exception and approval is granted.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	B	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070451	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	B	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070451	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. XXX documentation was provided. CU Score is XXX. Exception cleared. ; XXX documentation was provided. CU Score is XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	B	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX was not provided.; Please provide updated XXX documents showing sufficient coverage for the loan amount of XXX Received an updated XXX Policy increasing the dwelling amount. Updating loan accordingly.	New XXX dec page uploaded with higher dwelling amount to meet loan amount. {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is sufficient. Received an updated XXX Policy increasing the dwelling amount. Updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070431	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).

XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX

Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.

An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	I uploaded proof the fedex package was delivered as of XXX {XXX}; Uploaded check XXX PCCD, letter to borrower, and XXX label. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX documentation has been received.  Pending confirmation from XXX the package was delivered.  Upon receipt; we will provide to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XXX - XXX, XXX, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or XXX of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX - Cure package provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	This loan failed the revised loan estimate delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in XXX , and 12 CFR §1026.19(e)(4)(i) )The revised loan estimate delivery date is either:Later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into XXX a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on XXX NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the XXX tolerance and XXX tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within XXX business days of receiving information sufficient to establish that XXX of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than XXX business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.; the invoice issued XXX is not within XXX business days of the redisclosed LE issued XXX	Cured the issue. See other condition. {XXX}	XXX	Change status of 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' from Open Rebuttal to Active.;
XXX documentation has been received. Pending confirmation from XXX the package was delivered. Upon receipt; we will provide to compliance for review. ; This compliance test 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070436	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; HPML loan with establish escrow met appraisl requirement	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant; Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Affiliated business disclosure note required.Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	B	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of XXX or XXX Per the Final 1003 the borrower has XXX in the XXX. Bank statements supporting that XXX are not in the file. In fact, no complete bank statements weer in the file, only screen prints that did not show the XXX. As a result the assets are not properly documented and the required XXX months reserves are not verified even with the cash out being used.	Also uploaded 1008 with assets / reserves updated. {XXX}; Uploaded CRSE for reserve exception for XXX mos vs required XXX mos. Had to delete XXX from XXX {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX removing the XXX from the calculation.  The XXX states; reserves requirement is XXX months; actual calculation is XXX months.  Using cash out funds only.  Compensating Factors : Qualifying LTV is XXX; DSCR = XXX. Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX months are less than the Guidelines minimum required of 12 months;
;
Per the Final 1003 the borrower has XXX in the XXX. Bank statements supporting that amount are not in the file. In fact, no complete bank statements wer in the file, only screen prints that did not show the account owner. As a result the assets are not properly documented and the required XXX months reserves are not verified even with the cash out being used.; Received updated XXX removing the XXX from the calculation. The XXX states; reserves requirement is XXX months; actual calculation is XXX months. Using cash out funds only. Compensating Factors : Qualifying LTV is XXX; DSCR = XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070422	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Per the Final 1003 the borrower has XXX in the XXX. Bank statements supporting that amount are not in the file. In fact, no complete bank statements wer in the file, only screen prints that did not show the XXX. As a result the assets are not properly documented and the required XXX months reserves are not verified even with the cash out being used.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received updated 1008/CRSE removing the XXX from the calculation. Exception cleared. ; Per the Final 1003 the borrower has XXX in the XXX. Bank statements supporting that amount are not in the file. In fact, no complete bank statements wer in the file, only screen prints that did not show the XXX owner. As a result the assets are not properly documented and the required XXX months reserves are not verified even with the cash out being used.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received updated XXX removing the XXX from the calculation. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070415	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070415	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070415	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070416	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070416	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070416	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070447	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070447	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070447	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070448	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070400	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070412	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070412	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070412	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070469	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The lender is using an expense ratio of XXX The XXX guideline matrix allows a minimum expense ratio of XXX Please submit a new lenders 1003, 1008, and XXX showing qualifying income using an expense ratio of XXX or more.; I have uploaded an updated bank stmt worksheet XXX exp ratio reflected) and a 1008, and CRSE reflec {XXX}; Received an updated income calculation using the XXX minimum expense ration with updated 1008/CRSE showing the new income amount. All calculations are similar or match - exception cleared. ; Uploaded the document {XXX}	The borrower income verification does match approval. Received an updated income calculation using the XXX minimum expense ration with updated XXX showing the XXX income amount. All calculations are similar or match - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070469	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
XXX in the file  approves the guideline exception. Compensating Factors: Qualifying Credit Score is XXX  DTI XXX XXX Borrower with some employer/business XXX years,;
Monthly housing payment changing by -XXX Qualifying payment shock is -XXX Residual Income of XXX XXX - last XXX months,;
Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070469	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070469	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070428	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070411	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Revoked.; invalid per attestation	XXX	The affiliate business disclosure is Not Applicable	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070390	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070390	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070390	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requriements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.; There are only XXX months of bank statements to review in the file. Guidelines require 12.	Uploaded CRSE to document the exception for XXX months bank stmts (vs XXX ). {XXX}; Uploaded the document {XXX}	XXX	Borrower Income Verification of XXX is less than XXX months.;
;
There are only XXX months of bank statements to review in the file.  Guidelines require 12.; Change severity of 'Borrower Income Verification is less than XXX months' from Material to Non-Material.; Change status of 'Borrower Income Verification is less than XXX months' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require at least XXX months of bank statements used in the calculation of income. Actual - XXX months calculated. Missing XXX on worksheet - UW exluded XXX only XXX day stmt (borr switched accts). There is a XXX dep in XXX though. Just wasn't included. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Payment decreasing by XXX; Payment Shock is only -XXX; Reserves of XXX months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated XXX. Guidelines require at least XXX months of bank statements used in the calculation of income. Actual - XXX months calculated. Missing XXX on worksheet - UW exluded bc only XXX day (borr switched accts). There is a XXX dep in Jan though. Just wasn't included. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Payment decreasing by XXX; Payment Shock is only -XXX; Reserves of XXX months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The borrower's bank statement analysis provides XXX in income over XXX months. One bank statement is missing. The 1008 indicates the monthly income is XXX however the bank statements provided show XXX per month being transferred directly to the borrower from XXX of XXX his supposed "employer." The CPA set the expense factor at XXX which the lender did use.	Please see all of the uploads for the other income condition. It should clear this up as well. The {XXX}; Please see the other condition and uploads. It should clear this condition as well. Thanks {XXX}	XXX	Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Business Expense Ratio guidelines require 30%.  Actual used - XXX per the CPA letter.  CPA stated the expense ratio is XXX Borr is a XXX employee therefore would have low expenses.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Payment decreasing by XXX; Payment Shock is only -XXX; Reserves of XXX months; Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements. ; The borrower income verification does not match approval;
The borrower's bank statement analysis provides XXX in income over XXX months. XXX bank statement is missing. The 1008 indicates the monthly income is XXX, however the bank statements provided show XXX per month being transferred directly to the borrower from XXX of XXX, his supposed "employer." The CPA set the expense factor at XXX which the lender did use.; Received updated CRSE. Business Expense Ratio guidelines require 30%. Actual used - XXX per the CPA letter. CPA stated the expense ratio is XXX. Borr is a XXX employee therefore would have low expenses. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Payment decreasing by XXX; Payment Shock is only -XXX; Reserves of XXX months; Residual Income of XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Received an LOX with a screenshot of the previous mortgage outlined on the credit report. The mortgage with XXX was the previous mortgage and has XXX months of payments being reviewed. The mortgage was then transferred to XXX and shows additional months meeting the guideline requirements. Exception cleared. ; The Final 1003 indicates that the borrower has resided at XXX for XXX months however the mortgage is only being reported for XXX months. The guidelines require a XXX month housing history with not more than XXX during that period.	Uploaded explanation for housing pay history - We have documented a XXX month mortgage payment. {XXX}; Uploaded LOX and docs showing we have a XXX month housing pay history. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Received an LOX with a screenshot of the previous mortgage outlined on the credit report. The mortgage with XXX Mortgage was the previous mortgage and has XXX months of payments being reviewed. The mortgage was then transferred to XXX and shows additional months meeting the guideline requirements. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The borrower shows his employer to be XXX of XXX on the final 1003. A VOE confirms that, but it says that he is not self-emloyed in one section and is a contractor in another. The borrower receives direct transfers of XXX per month from XXX but there is no contract or employment agreement. The XXX says that the borrower is self-employed but does not provide a business name or XXX The bank statement questionnaire says that the borrower is working as XXX. The XXX does not reflect that business name, nor is there a XXX on file included in the loan documents. The borrower is a fund-raising consultant per the questionnaire. The borrower's employment status and basis for compensation must be clearly documented on all applicable documents.	Uploaded LOX, VVOE, and CRSE - corrected program to XXX. See LOX to explain all que {XXX}; Uploaded the document {XXX}	XXX	The borrower shows his employer to be XXX of XXX on the final 1003. A VOE confirms that, but it says that he is not self-emloyed in one section and is a contractor in another. The borrower receives direct transfers of XXX per month from XXX but there is no contract or employment agreement. The XXX says that the borrower is self-employed but does not provide a business name or XXX. The bank statement questionnaire says that the borrower is working as XXX Consulting. The checking account does not reflect that business name, nor is there a XXX on file included in the loan documents. The borrower is a fund-raising consultant per the questionnaire. The borrower's employment status and basis for compensation must be clearly documented on all applicable documents.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with an updated CRSE and an updated Verification of Employment. Borrower is a XXX employee with his company. Utilized the borrower's XXX bank statements and the CRSE with LOX confirms this information. Exception cleared. ; Received LOX with an updated CRSE and an updated Verification of Employment. Borrower is a XXX employee with his company. Utilized the borrower's XXX bank statements and the CRSE with LOX confirms this information. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070425	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval; The co-borrower's Social Security Award Letter sets her benefit at XXX per month. The lender shows XXX on the 1008, which is not reflective of a standard gross-up percentage. At XXX the figure would be XXX	Uploaded LOX and pension docs - Income is correct but there are XXX types of income which add together {XXX}; Uploaded the document {XXX}	XXX	The coborrower income verification does match approval. Received LOX with documentation to support the co-borrower's pension. The XXX income is XXX per month matching the awards letter plus the XXX income matches and comes out to XXX per month. Reviewed the documentation, confirmed. Exception cleared. ; The coborrower income verification does not match approval;
The co-borrower's Social Security Award Letter sets her benefit at XXX per month. The lender shows XXX on the 1008, which is not reflective of a standard gross-up percentage. At XXX the figure would be XXX ; Received LOX with documentation to support the co-borrower's pension. The XXX income is XXX per month matching the awards letter plus the pension income matches and comes out to XXX per month. Reviewed the documentation, confirmed. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070439	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX was not provided.	Uploaded the document {XXX}; Uploaded updated hazard policy with dwelling amount that exceeds the loan amount. {XXX}	XXX	Hazard insurance coverage is sufficient. Received updated insurance policy - updating loan accordingly. ; Received updated insurance policy - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070388	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															This exception is cited on the CRSE and approval is granted. Compensating factors include: A qualifying Credit Score of XXX Housing DTI is XXX Residual Income of XXX and XXX	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070388	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070388	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720. ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070380	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070380	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070380	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00. The REO property for XXX was not included in the liability calculation on the XXX Please provide sufficient documentation to remove this property or an updated XXX	The mortgage for that property has been paid by the mother (the other note holder) for the past XXX m {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX; Qualifying DTI of XXX exceeds guideline maximum of 50.00. The XXX property for XXX was not included in the liability calculation on the 1008. Please provide sufficient documentation to remove this property or an updated 1008. ;
; Received LOX with a copy of the mortgage statement and XXX months of cancelled checks showing the other borrower listed on the mortgage is making the mortgage payments. Lender allowed this property to be removed from the calculation based on this documentation. Removed - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070399	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070662	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a XXX letter confirming percentage of ownership for the borrower's business. Please provide CPA Letter for review.	Uploaded CPA letter verifying XXX of ownership {XXX}; Uploaded the document {XXX}	XXX	Guidelines require a CPA letter confirming percentage of ownership for the borrower's business. Please provide CPA Letter for review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received CPA letter showing the borrower owns XXX of the business - confirmed with the documentation in the file. Exception cleared. ; Received CPA letter showing the borrower owns XXX of the business - confirmed with the documentation in the file. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $34044.45.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070662	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or $34044.45.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070374	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070374	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070374	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX (XXX) exceeds the lender guidelines tolerance for payment shock allowed for XXX According to Final 1003 Declarations page and XXX documentation, borrower is a XXX Per guidelines, maximum payment shock limit for XXX is XXX	Borr is not a XXX therefore this meets the pmt shock guideline of max XXX Borr owns his current {XXX}	XXX	Payment shock of XXX (XXX) exceeds the lender guidelines tolerance for payment shock allowed for XXX. According to Final 1003 Declarations page and CRSE documentation, borrower is a XXX. Per guidelines, maximum payment shock limit for XXX is XXX;
; Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock. Received an LOX on the payment shock. Re-reviewed and based on the lender's payment shock calculation; we are within the guideline requirements of 350%. Per documentation in the file (except the CRSE); borrower is not a XXX. Exception cleared. ; Received an LOX on the payment shock. Re-reviewed and based on the lender's payment shock calculation; we are within the guideline requirements of 350%. Per documentation in the file (except the CRSE); borrower is not a XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX Declared Disaster Area with no subsequent Property Inspection. XXX declared XXX in a disaster area XXX on XXX with no release date. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX disaster date. A Post Disaster Inspection is required.	Sent LOX as a XXX is not required {XXX}; Uploaded the document {XXX}	XXX	Post Disaster Inspection provided. An LOX was received. The disaster occurred on XXX and the appraisal was completed on XXX showing no damage. Exception cleared. ; Property located in XXX with no subsequent Property Inspection. XXX declared XXX county in a (XXX) on XXX with no release date. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX disaster date. A Post Disaster Inspection is required.; An LOX was received. The disaster occurred on XXX and the appraisal was completed on XXX showing no damage. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070378	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070394	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070367	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070367	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070367	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070350	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070377	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070398	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	Lender is using a XXX expense ratio. Guidelines prohibit an expense ratio less than XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: CPA Letter, Qualifying Credit Score is XXX XXX Housing DTI, Borrower with employer for XXX years, Residual income of XXX	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Lender is offsetting the negative cashflow with an rental income value that is not reported in the file. Please provide a signed lease agreement with corresponding rental checks, or a Market Rent analysis from a certified appraiser.	Uploaded comp rent schedule documenting rent for subject. DTI is &lt; XXX {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX. Received rent comp schedule for the subject property. Calculating the Net Rental Loss accordingly; exception cleared. ; Qualifying DTI of XXX exceeds guideline maximum of 50.00.;
;
Lender is offsetting the negative cashflow with an rental income value that is not reported in the file. Please provide a signed lease agreement with corresponding rental checks, or a Market Rent analysis from a certified appraiser.; Received rent comp schedule for the subject property. Calculating the Net Rental Loss accordingly; exception cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of XXX
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070346	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Residual income of XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070344	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Per the final loan application; the borrower is a XXX but does not reside in the XXX Per the final 1008, there was an exception granted for the borrower not living in the XXX An exception was not provided; please provide.	crf from UW {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Transmittal Summary is Partial' from Material to Non-Material.; Change status of 'Transmittal Summary is Partial' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines require borrower to XXX in the XXX.  Actual - borrower does not live in the XXX; but is a XXX.  Exception in file from XXX on borrower not living in XXX.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX; Credit History - XXX - last XXX months; Qualifying LTV is XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; The transmittal summary is Partial.  Per the final loan application; the borrower is a XXX  but does not XXX in the XXX. Per the final 1008, there was an exception granted for the borrower not XXX in the XXX.  An exception was not provided; please provide. .  Per the final loan application; the borrower is a XXX  but does not XXX in the XXX. Per the final 1008, there was an exception granted for the borrower not XXX in the XXX.  An exception was not provided; please provide. ;
; Received an updated CRSE. Guidelines require borrower to XXX in the XXX. Actual - borrower does not live in the XXX; but is a XXX. Exception in file from XXX on borrower not XXX in XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX; Credit History - XXX - last XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support XXX Appraised Value within XXX	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly. ; AVM provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070361	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Sent AVM {XXX}	XXX	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.;
AVM provided; updating loan accordingly. ; Third Party Valuation Product Provided. AVM provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070359	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070359	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070359	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070478	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070375	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070372	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070370	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070389	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070419	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070393	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070339	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; XXX tradelines, only XXX meets the XXX month seasoning requirement.	See LOX - I think XXX just XXX meets requirement but let me know if you disagree. The XXX trade {XXX}; Uploaded the document {XXX}	XXX	Borrower(s) have met the minimum tradeline requirement per lender guidelines. Received LOX regarding the open tradelines. After review of the updated credit report; we located XXX tradelines. XXX are open and a XXX tradeline closed on XXX and within the XXX month requirement. Exception cleared. ; Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ;
XXX tradelines, only XXX meets the XXX month seasoning requirement.; Received LOX regarding the open tradelines. After review of the updated credit report; we located XXX tradelines. Two are open and a XXX tradeline closed on XXX and within the XXX month requirement. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070339	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070048	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Received copy of the Appraisal Acknowledgement signed by the borrower acknowleding receipt of the appraisal. Exception cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.  Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days. Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070048	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070048	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Evidence of Appraisal Delivery to the Borrower Not Provided.	Change status of 'Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))' from Active to Open Rebuttal.;
Received copy of the Appraisal Acknowledgement signed by the borrower acknowleding receipt of the appraisal. Exception cleared.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.; Evidence of Appraisal Delivery to the Borrower Provided. Received copy of the Appraisal Acknowledgement signed by the borrower acknowleding receipt of the appraisal. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070048	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per the guidelines, a verification of existence of business is required within XXX days of closing. All business documents in the file do not have a search date provided. Please provide a sufficient business review with a date stamp to confirm the business is still active within XXX days of closing.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received a business search which was conducted on XXX showing the business remains active. Exception cleared.	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a business search which was conducted on XXX showing the business remains active. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070048	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of XXX is due to an increase in the Appraisal Fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
XXX COC provided; The XXX tolerance violation in the amount of XXX is due to an increase in the Appraisal Fee from the LE to CD; Need evidence of a valid COC, PCCD or proof of refund check to the borrower in the amount of XXX	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070384	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070384	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070384	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070355	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070355	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070355	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070322	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070322	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070322	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070357	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070357	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070357	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070341	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070318	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a current pension awards letter is dated within XXX days of closing. Current awards letter is missing.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received an updated XXX Guidelines require a current pension awards letter is dated within XXX days of closing.  Current awards letter is missing.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Credit History - XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
															Received an updated CRSE. Guidelines require a current pension awards letter is dated within XXX days of closing. Current awards letter is missing. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Reserves of XXX months; Credit History - XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	Review of investor guidelines indicates that a XXX days requirement is not specified. Condition set in error and is now cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070052	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; The file contains a VOR from April to XXX. The property at XXX was sold, however the mortgage on that property was not found on the credit report. A XXX mortgage history from XXX back to XXX is needed to have a verified XXX-month housing history.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
confirmed payment history on borrower's prior property for &gt; XXX months as required per guides.; The file contains a VOR from XXX to XXX. The property at XXX was sold, however the mortgage on that property was not found on the credit report. A XXX mortgage history from XXX back to XXX is needed to have a verified XXX-month housing history.	XXX	Housing delinquency meets guidelines. Exception Resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070326	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Guidelines state Prepayment Penalty is standard XXX years. The prepayment penalty shows XXX months (XXX years). Please provide documentation to acknowledge the higher prepayment penalty months. ; Received an updated XXX Guidelines state the prepayment penalty is a standard XXX years - XXX months' interest on excess of XXX of the original principal balance. Actual - XXX year prepayment penalty. Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received an updated XXX Guidelines state the prepayment penalty is a standard XXX years - XXX months' interest on excess of XXX of the original principal balance. Actual - XXX year prepayment penalty. Compensating Factors : Verified Reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.; uploaded CRSE {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client; Note document indicator is Partial.  Guidelines state Prepayment Penalty is standard XXX years.  The prepayment penalty shows XXX months (XXX).  Please provide documentation to acknowledge the higher prepayment penalty months. .  Guidelines state Prepayment Penalty is standard XXX years.  The prepayment penalty shows XXX months (XXX).  Please provide documentation to acknowledge the higher prepayment penalty months. ;
XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070371	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070046	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070046	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing	Change status of 'Homeownership Counseling Disclosure is Missing' from Active to Acknowledged by Seller.; Exception grade is a B.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070046	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070046	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070046	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CDA provided; updating loan accordingly.	Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070353	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070353	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070353	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070397	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070368	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and apraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070368	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070368	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070336	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070338	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070328	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070379	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070379	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070379	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070360	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070360	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070360	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070349	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070337	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070337	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070337	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070347	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070347	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070347	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070471	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070382	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070382	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070382	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070423	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require the borrower to own their primary residence.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Per CRSE - guidelines require the borrower to own their primary residence.  Actual - borrower does not own primary residence (XXX) with domestic partner.  Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months; Provided lease for subject to verify occupancy. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - guidelines require the borrower to own their primary residence. Actual - borrower does not own primary residence (XXX) with domestic partner. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months; Provided lease for subject to verify occupancy. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070362	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, XXX trade lines reporting for XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months.	Uploaded the document {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. ; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines require XXX trade lines reporting for &gt;XXX months. Actual - only XXX tradeline has activity within the last XXX months. Rationale - per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated CRSE - Guidelines require XXX trade lines reporting for &gt;XXX months. Actual - only XXX tradeline has activity within the last XXX months. Rationale - per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Per the XXX - this loan is an XXX. Per the XXX guidelines dated XXX is for XXX loans only. Property is listed as a second home.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Per the XXX - guidelines advise asset qualifier program is for XXX loans only.  Loan is for a second home.  Exception granted.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Per the XXX - guidelines advise asset qualifier program is for XXX loans only. Loan is for a second home. Exception granted. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: XXX Cash Out Amolunt - XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
Per XXX - Guideline maximum amount to borrower is: XXX  Cash Out Amolunt - XXX  Delayed financing - borrower is recouping investment from purchase.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline maximum amount to borrower is: XXX Cash Out Amolunt - XXX Delayed financing - borrower is recouping investment from purchase. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070661	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070661	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070661	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX was uploaded; provided to compalince for review. ; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX was uploaded; provided to compalince for review.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070333	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070316	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070381	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070381	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to XXX of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.All thresholds (Modified XXX APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Based on XXX, tested for Loan Amount </= XXX Borrower is a Natural person, and this is a primary residence. ; The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more	Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070381	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Reasonable Comps Indicator is No	The inital appraisal noted several items of deferred maintenance. A cost-to-cure estimate of XXX was submitted but it does not include all of the items listed by the appraiser. The gross adjustments for four of the XXX comparable sales were all over XXX and XXX of the five exceeded XXX on the net adjustments. Appraisal XXX completed a week after the initial appraisal, values the property XXX higher than the first appraisal with acceptable comparables, but makes no mention of the deferred maintenace items either as existing or recently repaired. Neither appraisal adequately supports the sale price. The lower amount better represents the property value. Additional, the appraisal indicates the subject has a deeded right-or-way over through and across XXX over the existing concrete driveway for XXX and XXX and there is no driveway maitenance agreement.	uploaded Deferred maintenance breakdown {XXX}; Uploaded the document {XXX}	XXX	Reasonable comps indicator is Yes. The adjustments were explained by the appraiser and due to compareable properties are not unreasonable. The deferred maitenance items reflected on the appraisal do not affect the Safety, Soundness, or Structural Integrity of the property and the value of the property was completed “As IS”. Exception cleared. ; The inital appraisal noted several items of deferred maintenance. A cost-to-cure estimate of XXX was submitted but it does not include all of the items listed by the appraiser. The gross adjustments for four of the XXX comparable sales were all over XXX and XXX of the five exceeded XXX on the net adjustments. Appraisal XXX, completed a XXX after the initial appraisal, values the property XXX higher than the XXX appraisal with acceptable comparables, but makes no mention of the deferred maintenace items either as existing or recently repaired. Neither appraisal adequately supports the sale price. The lower amount better represents the property value. Additional, the appraisal indicates the subject has a deeded right-or-way over through and across XXX over the existing XXX for XXX and XXX and there is no XXX maitenance agreement. ;
XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070381	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The XXX Party Contributions of XXX exceed XXX allowable per guidelines. ; the seller credit of XXX is XXX of the purchase price which exceeds the guideline threshold of XXX	Change status of 'XXX – Exceeds Guidelines' from Active to Open Rebuttal.;
Received an email regarding the XXX Property is a XXX home and the guidelines state max XXX is XXX Updating loan accordingly - exception cleared. ; the seller credit of XXX is XXX of the purchase price which exceeds the guideline threshold of XXX	XXX	The Interested Party Contributions of XXX do not exceed 6.00 allowable per guidelines. Received an email regarding the XXX. Property is a XXX and the guidelines state max XXX is XXX. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Received an updated final loan application showing the borrower's primary residence is located in XXX Email was attached showing the borrower received the changed documentation. Exception cleared. ; The final 1003 lists a property in Section 3 as the borrower's primary residence in XXX Under the foreign XXX, the borrower may neither live nor work in the XXX	uploaded email to Bwr and corrected 1003 {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Present. Received an updated final loan application showing the borrower's primary residence is located in XXX. Email was attached showing the borrower received the changed documentation. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070417	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX (XXX per guidelines) exceeds the lender guidelines tolerance for payment shock. Per guidelines, max payment shock is XXX	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
XXX shows - guideline max on payment shock amount is XXX  Actual - XXX is higher than stated because the full Property Taxes were not disclosed on the final 1008/CRSE.  CRSE acknowledges the Payment Shock amount of XXX Payment shock XXX pt above max allowed of XXX brow.  DTI is XXX - and XXX Mo reserves, in addition qualifying with all housing payments.  Compensating Factors :   Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
XXX shows - guideline max on payment shock amount is XXX Actual - XXX is higher than stated because the full Property Taxes were not disclosed on the final 1008/CRSE. XXX acknowledges the Payment Shock amount of XXX Payment shock XXX pt above max allowed of XXX brow. DTI is XXX - and XXX Mo reserves, in addition qualifying with all housing payments. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070391	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070323	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070320	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070351	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The lease on the departure residence reflects the term of the lease begins on XXX and the expiration date is XXX The lease is not valid.	uploaded corrected 1st page of Rental Lease/email from Broker {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval; The borrower income verification does not match approval;
The lease on the departure residence reflects the term of the lease begins on XXX and the expiration date is XXX. The lease is not valid. ; Received an LOX and email from the borrower showing the corrected lease agreement marked and acknowledged by XXX parties that the lease ends n XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate; Received a copy of the evidence of insurance policy showing the missing information on the policy in the file. Updating loan accordingly - exception cleared. ; The declarations page of the insurance policy is not in the file; the coverage amount cannot be verified.	uploaded EOI and RCE {XXX}; Uploaded the document {XXX}	XXX	Received copy of hazard insurance certificate. Received a copy of the evidence of XXX showing the missing information on the policy in the file. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070314	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain XXX party verification of the existence of the business as required per guides. The XXX from the borrower indicates that her business is not registered with the secretary of state.; Received a business search on the XXX website showing the borrower is active with their home XXX and the documentation is dates XXX Exception cleared.	uploaded web search for Bwr {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a business search on the XXX website showing the borrower is active with their home health business and the documentation is dates XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The final 1003 indicates that the borrower is a XXX but the file contains a Permanent Resident Alien registration card. Please verifi if the borrower is a XXX or a Permanent Resident Alien and correct the 1003.	Uploaded 1003/email to Bwr {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
The final 1003 indicates that the borrower is a XXX but the file contains a XXX registration card. Please verifi if the borrower is a XXX or a XXX and correct the 1003. ; Final Loan Application is Present. Received letter to borrower with a corrected 1003 showign the borrower is a XXX. documentation to support his - is provided. Exception cleared. ; Received letter to borrower with a corrected 1003 showign the borrower is a XXX. documentation to support his - is provided. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070293	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The final loan application shows the borrower is currently residing at XXX; but, Section 3 (XXX) show the current primary residence is XXX. We confirmed this property was just recently purchased. In addition, the final loan application/1008/CRSE all show the borrower is employed with income provided. Per the approval and CRSE - the loan is a DSCR and income is not calculated. Please provide an updated final loan application advising which primary address is correct and removing the borrower's income. ; Received an updated loan application showing the correct primary residence is listed. In addition, an updated 1008/CRSE was received removing the borrower's income and confirming this loan is in fact a DSCR loan. Exception cleared.	Uploaded the document {XXX}; Uploaded the document {XXX}; uploaded updated 1003 {XXX}; uploaded updated 1003 {XXX}	XXX	Final Loan Application is Present. Received an updated loan application showing the correct primary residence is listed. In addition, an updated 1008/CRSE was received removing the borrower's income and confirming this loan is in fact a DSCR loan. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070658	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The final loan application/1008/CRSE all show the borrower is employed with income provided. Per the approval and XXX - the loan is a DSCR and income is not calculated. Please provide updated 1008/CRSE removing the income from the calculation.	Uploaded the document {XXX}; Uploaded the document {XXX}; uploaded updated 1008/CRSE {XXX}	XXX	The transmittal summary is Partial. The final loan application/1008/CRSE all show the borrower is employed with income provided. Per the approval and CRSE - the loan is a DSCR and income is not calculated. Please provide updated 1008/CRSE removing the income from the calculation. . The final loan application/1008/CRSE all show the borrower is employed with income provided. Per the approval and CRSE - the loan is a DSCR and income is not calculated. Please provide updated 1008/CRSE removing the income from the calculation. ;
; The transmittal summary is Present. an updated 1008/CRSE was received removing the borrower's income and confirming this loan is in fact a DSCR loan. Exception cleared. ; an updated 1008/CRSE was received removing the borrower's income and confirming this loan is in fact a DSCR loan. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Received email explaining why only XXX months of reserves were approved. Lender also calculated the cash-out proceeds in the asset calculation. Adding this to the assets resulting in XXX reserves. Per XXX Reserves : at least XXX months. Actual - XXX months. Compensating Factors : Borr with employer for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
XXX in the file cites this exception and approval is granted.  Compensating factors include: Borrower with employer for XXX years, Residual Income of XXX XXX - last XXX months.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received email explaining why only XXX months of reserves were approved. Lender also calculated the cash-out proceeds in the asset calculation. Adding this to the assets resulting in XXX reserves. Per CRSE, Reserves : at least XXX months. Actual - XXX months. Compensating Factors : XXX with employer for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception to other conditions {XXX}	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Borrower is using a XXX business expense ration for the income expense factor. The XXX guideline matrix dated XXX allows for a minimum of XXX business expense ratio.; Received an updated CRSE. Per the guidlines, minimum expense ratio allowed is XXX Actual - XXX expense ratio. Compensating Factors : Borr with employer for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received an updated XXX Per the guidlines, minimum expense ratio allowed is XXX Actual - XXX expense ratio. Compensating Factors : Borr with employer for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception to other conditions {XXX}	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 75.00 based on a loan amount of XXX and value used for LTV of XXX Received updated CRSE. The XXX guideline matrix dated XXX allows for a maximum of XXX LTV/CLTV for a cash out loan with a borrower having a XXX FICO. Compensating Factors : Credit History - XXX-last XXX months; Residual Income of XXX Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The XXX guideline matrix dated XXX allows for a maximum of XXX LTV/CLTC for a cash out loan with a borrower having a XXX FICO.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. The AOC guideline matrix dated XXX allows for a maximum of XXX LTV/CLTV for a cash out loan with a borrower having a XXX FICO. Compensating Factors : Credit History - XXX-last XXX months; Residual Income of XXX Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded the document {XXX}	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070356	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 75.00.; Received updated XXX The XXX guideline matrix dated XXX allows for a maximum of XXX LTV/CLTV for a cash out loan with a borrower having a XXX FICO. Compensating Factors : Credit History - XXX-last XXX months; Residual Income of XXX Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The XXX guideline matrix dated XXX allows for a maximum of XXX LTV/CLTC for a cash out loan with a borrower having a XXX FICO.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. The AOC guideline matrix dated XXX allows for a maximum of XXX LTV/CLTV for a cash out loan with a borrower having a XXX FICO. Compensating Factors : Credit History - XXX-last XXX months; Residual Income of XXX Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Sent Exception to other conditions {XXX}	XXX	Original CLTV adheres to the guideline maximum CLTV of XXX; Received updated CRSE. The XXX guideline matrix dated XXX allows for a maximum of XXX LTV/CLTV for a cash out loan with a borrower having a XXX FICO. Compensating Factors : Credit History - XXX-last XXX months; Residual Income of XXX; Borr with employer for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Credit History - XXX-last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070342	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070342	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070342	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070325	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070331	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070358	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070298	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070298	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070298	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070330	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070330	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070330	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070363	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070363	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070363	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070302	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The XXX month prepayment penalty does not meet guidelines. Per the XXX matrix dated XXX the maximum prepayment penalty allowed is XXX months.	Sent CRE {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
																	Received an updated CRSE. XXX Matrix dated XXX shows the maximum prepayment penalty allowed is XXX months. Actual - XXX month prepayment penalty. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated CRSE. XXX Matrix dated XXX shows the maximum prepayment penalty allowed is XXX months. Actual - XXX month prepayment penalty. Compensating Factors : Qualifying Credit Score is XXX; Credit History - XXX-last XXX months; Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	D	B	D	B	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070302	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. The XXX-Market Rent Schedule was not included on the appraisal. Property is an investment property; lender to provide the missing document. ; Received full copy of the appraisal including the Operating Income Statement showing both units are being rented with the amount. Exception cleared.	Sent Apprs'l w/ operating Rent Income {XXX}; Uploaded the document {XXX}	XXX	Origination appraisal is Present. Received full copy of the appraisal including the Operating Income Statement showing both units are being rented with the amount. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	D	A	D	B	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070302	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	A	A	D	B	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Per the transmittal summary; the appraised value is XXX The appraisal provided in the file show the value is XXX and calculates the LTV/CLTV at XXX Need documentation to support the lower value or an updated 1008 with the correct appraised value. ; Received second appraisal dated XXX showing a value of XXX Updating loan accordingly - exception cleared.	Uploaded the appraisal with the XXX value. Please disregard the first upload - was in error. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Present. Received second appraisal dated XXX showing a value of XXX. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Second Appraisal is Missing	The second appraisal is Missing. Per the guidelines, Loan amounts of XXX require a borrower paid second appraisal to be obtained. ; Received second appraisal dated XXX showing a value of XXX Updating loan accordingly - exception cleared.	Uploaded XXX appraisal to other exception condition. {XXX}	XXX	The second appraisal is Present. Received second appraisal dated XXX showing a value of XXX. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070364	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070340	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070340	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070340	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070345	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070345	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070345	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070296	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070296	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070296	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070321	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070305	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Initial Credit Application is Partial	Initial credit application is Partial. Borrower XXX is check as permanent Resident Alien. Personal Identification shows borrower to have only Employment Authorization. Please update the 1003 to reflect the correct citizenship.	hey. we cannot correct initial 1003 {XXX}	XXX	Initial credit application is Present. Received an updated loan application showing the borrower is a XXX as confirmed with the documentation provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070312	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Borrower XXX Citizenship is check as permanent Resident Alien. Personal Identification shows borrower to have only Employment Authorization. Please update the 1003 to reflect the correct citizenship.; Received an updated loan application showing the borrower is a Non-Permanent resident as confirmed with the documentation provided. Exception cleared.	updated 1003 {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Present. Received an updated loan application showing the borrower is a XXX as confirmed with the documentation provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; The borrower indicates that he has resided at the primary address of XXX for XXX years. The only mortgage reported on that property is with XXX and it has only been open for XXX month. Either a letter of explanation (if the property was owned XXX prior to the XXX mortgage) or a VOM for XXX months to verify the housing history for the period XXX to XXX.	See LOX - explanation for primary housing mortgage history - Housing history guidelines are met. {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines. Received an LOX with screenshots from the Fraud Report. This property did have a mortgage prior to the current XXX. See the Fraudguard report that shows a XXX and XXX mtg taken out in XXX and has since been paid off as of XXX when the new mortgage was taken out. The housing history guidelines are met. Reviewed the Fraud Guard report and the Credit report confirming the previous mortgage. More than XXX months of housing history are confirmed. Exception cleared. ; Housing history does not meet guidelines.;
The borrower indicates that he has resided at the primary address of XXX, XXX, XXX for XXX years. The only mortgage reported on that property is with XXX, and it has only been open for XXX month. Either a letter of explanation (if the property was owned F&C prior to the XXX mortgage) or a VOM for XXX months to verify the housing history for the period XXX.; Received an LOX with screenshots from the Fraud Report. This property did have a mortgage prior to the current one. See the Fraudguard report that shows a XXX and XXX mtg taken out in XXX and has since been paid off as of XXX when the XXX mortgage was taken out. The housing history guidelines are met. Reviewed the Fraud Guard report and the Credit report confirming the previous mortgage. More than XXX months of housing history are confirmed. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing the CPA letter to verify the percentage of ownership for the borrower’s business XXX as required per the XXX Bank Statement Matrix dated XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received alternate documentation from the State of XXX to confirm the borrower is XXX owner of XXX. The borrower and his spouse XXX own XXX of the business.	XXX	Exception resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070334	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; The 1003 reflects an REO property located at XXX. However, there is no documentation to verify the property taxes, insurance or mortgage for this property in the file. Please provide verification of the PITIA.	Uploaded property reports showing XXX is owned free and clear and is vacant land. Uploade {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial;
;
The 1003 reflects an REO property located at XXX, XXX. However, there is no documentation to verify the property taxes, insurance or mortgage for this property in the file. Please provide verification of the PITIA. ; Borrower liabilities verified indicator is Present. Received LOX with a copy of the property details, appraiser report, and tax documentation for XXX. Property is owned free and clear. Taxes show what the tax is on the property - updated the REO calculations accordingly. Exception cleared. ; Received LOX with a copy of the property details, appraiser report, and tax documentation for XXX. Property is owned free and clear. Taxes show what the tax is on the property - updated the REO calculations accordingly. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing; The Note and the Final CD indicates a Prepayment Penalty feature of XXX is placed as an addendum to the note. Please provide a copy of the Prepayment Addendum for review. Additional conditions may apply.	Uploaded the document {XXX}	XXX	Prepayment Penalty Indicator is Missing;
;
The Note and the Final CD indicates a Prepayment Penalty feature of XXX is placed as an addendum to the note. Please provide a copy of the Prepayment Addendum for review. Additional conditions may apply. ; Prepayment Penalty Indicator is received. Received an updated and re-recorded mortgage that includes the prepayment penalty addendum. Exception cleared. ; Received an updated and re-recorded mortgage that includes the prepayment penalty addendum. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Comps support the XXX, Qualifying Credit Score is XXX, Reserves of XXX, and XXX last XXX months.	D	B	D	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require a minimum of XXX sq. ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Comps support the Sq Ft, Qualifying Credit Score is XXX Reserves of XXX and XXX last XXX months.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Comps support the XXX, Qualifying Credit Score is XXX, Reserves of XXX, and XXX last XXX months.	D	B	C	B	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070385	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Comps support the XXX, Qualifying Credit Score is XXX, Reserves of XXX, and XXX last XXX months.	D	B	A	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070317	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Appraisal states this is a Non-arms length sale. Contract advised the seller will gift equity to the buyer. Per guidelines, Non-Arm's Lenth Transactions are not allowed.	Please see the CRSE just uploaded to asset condition. Issued an exception for non-arm's length trans {XXX}	XXX	Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Non-arm's length transaction is not allowed. Actual - Non-arm's length transaction. Borr has been XXX in subject paying rent and is purchasing with a XXX of equity involved. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Guidelines state Non-arm's length transaction is not allowed. Actual - Non-arm's length transaction. Borr has been XXX in subject paying rent and is purchasing with a XXX of equity involved. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months;	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024070317	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; The borrower received a XXX of Equity. Per guidelines, XXX of the purchase XXX plus reserves must come from the borrower's personal funds. This borrower would therefore need XXX and only has XXX in verified funds. Additionally, The XXX does not meet the requirements of an acceptable XXX as per the XXX BS guides dated XXX guides.	Uploaded 1008 with reserves corrected. And uploaded a CRSE with XXX exceptions added regarding non-arm {XXX}; Uploaded the document {XXX}	XXX	Asset Documents are Incomplete:;
The borrower received a XXX of Equity. Per guidelines, XXX of the purchase price plus reserves must come from the borrower's personal funds.  This borrower would therefore need XXX. and only has XXX in verified funds. Additionally, The XXX  does not meet the requirements of an acceptable Donor as per the XXX guides dated XXX guides. ; Change severity of 'Asset Documents are Incomplete' from Material to Non-Material.; Change status of 'Asset Documents are Incomplete' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state - XXX of down payment required by borrower; Actual - XXX of equity used for full down payment. XXX guides are not clear. One spot states XXX gift funds are allowed for primary res but then another spot states XXX is required. Writing up exception to get loan cleared through TPR. UW approved scenario of XXX gift. Guidlines state - XXX must be a XXX relative; XXX is a XXX. Gift of quity from seller used for full down payment. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received updated CRSE. Guidelines state - XXX of down payment required by borrower; Actual - gift of equity used for full down payment. XXX guides are not clear. One spot states XXX gift funds are allowed for primary res but then another spot states XXX is required. Writing up exception to get loan cleared through TPR. UW approved scenario of XXX gift. Guidlines state - XXX must be a XXX relative; XXX is a XXX. Gift of quity from seller used for full down payment. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX; Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months;	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024070317	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	COC {XXX}; Sent XXX Label/LOX/PCCD/Copy of Refund Check for XXX {XXX}; Sent Proof refund to Bwr was delivered XXX XXX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX - A XXX is not a valid reason for the increase in transfer taxes. There is not a loan amount or sales price increase associated with the transfer tax increase within XXX days of the final CD dated XXX.  A cure package or valid XXX is required.; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX documentation was received.  Pending confirmation with XXX the package was delivered.  Once confirmed; we will provide it to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XXX - XXX. XXX. copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX - A XXX is not a valid reason for the increase in transfer taxes. There is not a loan amount or sales price increase associated with the transfer tax increase within XXX days of the final CD dated XXX. A cure package or valid XXX is required.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months;	C	B	C	B	C	B	C	B	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
2024070299	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial; The Prepayment Penalty term of XXX months exceeds the guideline PP term of XXX months.	Uploaded CRSE for XXX PPP {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Per guidelines, XXX month prepayment penalty.  Actual - XXX month prepayment penalty. XXX matrix only lists a XXX mo XXX option.  Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Credit History - XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Note document indicator is Partial;
;
The Prepayment Penalty term of XXX months exceeds the guideline term of XXX months.; Received an updated CRSE. Per guidelines, XXX month prepayment penalty. Actual - XXX month prepayment penalty. XXX matrix only lists a XXX mo XXX option. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Credit History - XXX; Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070299	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070299	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to XXX of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has changed or the features (negative amortization, interest only, or a XXX payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A)The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B)The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A)The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B)The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX tolerance violation is due to increase in the XXX fee from XXX to XXX and Transfer Taxes from XXX to XXX without a valid COC. Please provide XXX CD to clarify exception	Revised CD/COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received CD and COC. Provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 60.00 based on a loan amount of XXX and value used for LTV of XXX Per guidelines, if Cash-Out amount is XXX-XXX Max LTV XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX  Actual - LTV: XXX  Exception made by mgt for cashout over XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX Actual - LTV: XXX Exception made by mgt for cashout over XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 60.00. Per guidelines, if Cash-Out amount is XXX-XXX Max LTV XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX  Actual - LTV: XXX  Exception made by mgt for cashout over XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX Actual - LTV: XXX Exception made by mgt for cashout over XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Note to CA/SSR's for addt'l Appraisal; {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. Received updated UCDP documentation showing a CU Score is XXX. Email also provided stating loan has XXX appraisals which would clear the open TPV condition. Agreed - updating loan accordingly. ; Received updated UCDP documentation showing a CU Score is XXX. Email also provided stating loan has XXX appraisals which would clear the open TPV condition. Agreed - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than XXX business days before consummation.	This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final XXX of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure Required. Lender credit decreased from XXX to XXX without a valid COC. Please provide XXX CD to clarify exception	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Lender Credit decreased XXX from XXX to XXX no rate lock form in file or valid coc	Sent Revised LE, COC and Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' to Cleared.;
; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070303	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure required. refund in the amount of XXX cure package requires a XXX LOE, Copy of Refun CHeck, and Proof of Delivery or Valid COC. the XXX tolerance violation is due to increased Discount Points from LE XXX to final CD XXX

XXX in file addressed increase on revised LE dated XXX missing)	Uploaded missing LE dated XXX with COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX with XXX was provided. Provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure required. refund in the amount of XXX cure package requires a PCCD, LOE, Copy of XXX CHeck, and Proof of Delivery or Valid COC. the XXX tolerance violation is due to decreased Lender Credit from LE XXX to final CD XXX

COC in file addressed increase on revised LE dated XXX missing)	Uploaded missing LE to other exception {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
XXX with XXX was provided. Provided to compliance for review. ; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Both Borrower's own different businesses which are outlined correctly as employment; but, the XXX Monthly Income outlined for each business is incorrect. Per the XXX Questionnaire completed by the CPA, Borrower XXX owns XXX. while Borrower XXX owns XXX. It appears the income amount for each borrower is the combined companies divided by XXX Please provide updated loan applications correctly stating each borrower's income.	Uploaded 1003 with income corrected. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. Both Borrower's own different businesses which are outlined correctly as employment; but, the Gross Monthly Income outlined for each business is incorrect. Per the XXX Questionnaire completed by the CPA, Borrower XXX owns XXX. while Borrower XXX owns XXX. It appears the income amount for each borrower is the combined companies divided by XXX. Please provide updated loan applications correctly stating each borrower's income. ; Final Loan Application is Present. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The lender's income calculation worksheet is missing for the XXX - XXX. Lender to provide.	Please use the XXX worksheet uploaded for XXX- I removed the XXX. {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; The borrower income verification does not match approval. The lender's income calculation worksheet is missing for the XXX. Lender to provide. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. The income calculation worksheet was provided. Per the bank statements; there are several XXX transfers from XXX (borrower's XXX). These amounts were removed from the income calculation - the guidelines state : No co-mingling between the XXX	Uploaded the document {XXX}; Uploaded updated bk stmt worksheet for XXX. I removed the XXX. {XXX}	XXX	The coborrower income verification does match approval. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; The coborrower income verification does not match approval. The income calculation worksheet was provided. Per the bank statements; there are several XXX transfers from XXX (borrower's business account). These amounts were removed from the income calculation - the guidelines state : No co-mingling between the accounts. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Both Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the CPA for both companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX Please provide updated 1008 correctly stating each borrower's income.	Uploaded 1008 and 1003 - please use this XXX - Has updated income figures removing XXX deposits f {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. XXX Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the CPA for XXX companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX. Please provide updated 1008 correctly stating each borrower's income. . XXX Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the CPA for XXX companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX. Please provide updated 1008 correctly stating each borrower's income. ;
; The transmittal summary is Present. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The prepayment penalty addendum to the note reflect a XXX month prepayment however per XXX matix dated XXX the maximum prepayment penalty allowed is XXX months. ; Received updated CRSE. Guidelines state XXX month prepayment penalty allowed. Actual - XXX month prepayment penalty. Locked with a XXX mo PPP. XXX allows however matrix doesn't reflect. Compensating factors : Qualfiying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state XXX month prepayment penalty allowed. Actual - XXX month prepayment penalty. Locked with a XXX mo PPP. XXX allows however matrix doesn't reflect. Compensating factors : Qualfiying Credit Score is XXX Reserves of XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE with PPP exception. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Note Document Indicator is Partial' from Material to Non-Material.; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state XXX month prepayment penalty allowed. Actual - XXX month prepayment penalty. Locked with a XXX mo XXX. XXX allows however matrix doesn't reflect. Compensating factors : Qualfiying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070285	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter or other XXX-party documentation to confirm the borrower's ownership percentage in the company from which the qualifying income is derived is not included in the file.	Sent XXX Business Information {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Obtained verification the borrower is the XXX,XXX. Therefore is XXX owner of the company. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
Obtained verification the borrower is the XXX,All. Therefore is XXX owner of the company. ; Exception Resolved. ; The CPA letter or other third-party documentation to confirm the borrower's ownership percentage in the company from which the qualifying income is derived is not included in the file.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070304	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070304	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Matrix requires CPA Letter confirming percentage of ownership. Alternate documentation provided, CPA Letter dated XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
Lender Approved Exception. ;
CRSE cites exception and approval is granted.;
Income -Documentation.  Guideline = CPA Letter required to document XXX of ownership / Actual = Provided alternate documentation.;
Rationale:  CPA Letter dated XXX states ownership.  Operating Agreement supports.  SOS, XXX and Open Corporates supports ownership has not changed since Op Agreement.;
Compensating Factors: XXX (Housing) / XXX (Total) // Borr with employer for XXX years // Reserves of XXX months // Residual Income of XXX // Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Acreage maximum of XXX (GL Section 2.9.2) exceeded at XXX	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Lender Approved Exception. ;
CRSE cites exception and approval is granted.  ;
Property - Acreage/Lot Size.  Guideline = XXX or less / Actual = XXX ;
Rationale:  Approved by XXX
Compensating Factors: XXX (Housing) / XXX (Total) // Borr with employer for XXX years // Reserves of XXX months // Residual Income of XXX // Qualifying LTV is 50.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The COC provided was dated XXX however there is no corresponding CD within XXX days of the XXX making the XXX invalid. Provide a CD dated within XXX days of the COC in order to clear the exception. ; TILA XXX Cure Required. Refund in the amount XXX cure package requires PCCD, LOE, Copy of Refund check, and Proof of Delivery or Valid COC. The XXX tolerance violation is due to increased Mortgage Recording Fee from LE XXX to Final CD XXX
COC in file dated XXX addressed change in fee on revised CD dated XXX	Sent COC/CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Active.;
XXX dated XXX were provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Sent COC dated XXX, Revised CD and COC dated XXX and Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Reimbursement Amount Test' from Open Rebuttal to Active.;
The XXX tolerance is due to the increase of the recording fees. The XXX provided regarding the increase in recording fees was dated XXX, however there is no corresponding CD within XXX days of the COC making the COC invalid. Provide a CD dated within XXX days of the COC in order to clear the exception.; This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; The XXX tolerance is due to the increase of the recording fees. The COC provided regarding the increase in recording fees was dated XXX, however there is no corresponding CD within XXX days of the COC making the COC invalid. Provide a CD dated within XXX days of the COC in order to clear the exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Sent COC dated XXX, Revised CD and COC dated XXX and Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Title Committment reflects XXX Proposed Policy coverage Amount and the coverage should be XXX Please provide an updated Title commitment or a final Title policy confirming XXX	Sent Updated XXX {XXX}; Uploaded the document {XXX}	XXX	Title Committment reflects XXX Proposed Policy coverage Amount and the coverage should be XXX. Please provide an updated Title commitment or a final Title policy confirming XXX ;
; XXX is Present. Received an updated title commitment showing coverage is XXX. Exception cleared. ; Received an updated title commitment showing coverage is XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX%	XXX party Desk Review variance of -XXX exceeds XXX maximum allowed. Please provide another valuation model to support the appraised value.	Change status of 'Third Party Desk Review variance to appraised value exceeds XXX from Active to Open Rebuttal.;
Received Documentation from XXX they have accepted the XXX above their XXX threshold, due to the rounding would be XXX  ; Change status of XXX Party Desk Review variance to appraised value exceeds XXX from Open Rebuttal to Cured Post Close.;
Exception Resolved	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX -XXX = XXX exceeds the lender guidelines tolerance for payment shock. Maximum payment shock per the guidelines is XXX	Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline maximum payment shock is XXX Actual - XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; The file contains a second appraisal that supports the appraised value of the subject property.	XXX	Third Party Valuation Product Provided. Exception resolved	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Without the income the Qualifying DTI is XXX and exceeds the guideline maximum of XXX The bank statements for the business "XXX" were not found in the produced file. Income could not be calculated for this business.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received bank statements for the business account "Ultimate Players" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared. ; The bank statements for the business "Ultimate Players" were not found in the produced file. Income could not be calculated for this business.	XXX	Documentation provided to support Qualifying DTI below XXX. Received bank statements for the business account "Ultimate Players" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower XXX Income Verification does not match Approval	The borrower three income verification does not match approval. There are XXX borrowers for this loan. Borrower XXX does not contribute any qualifying income. Borrowers XXX and XXX jointly own tXXX, “XXX” and “XXX” Bank statement income from each business was used to qualify. Bank Statements were provided for “XXX” Attributed to borrower XXX using a XXX expense factor and the XXX ownership confirmed by the CPA, that business netted XXX per month in qualifying income. Bank statements were not found in the file for “XXX.” The lender calculated a qualifying income of XXX per month using a XXX expense factor and XXX ownership. Without the XXX months’ bank statements available for review, the income could not be verified. Bank statements for XXX from XXX back to XXX are needed to confirm the income calculations.	Sent Income--XXX for Ultimate Players {XXX}	XXX	The borrower three income verification does match approval. Received bank statements for the business account "XXX" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared. ; The borrower XXX income verification does not match approval. There are XXX borrowers for this loan. Borrower XXX does not contribute any qualifying income. Borrowers XXX and XXX jointly own XXX businesses, “XXX” and “XXX.” Bank statement income from each business was used to qualify. Bank Statements were provided for “XXX.” Attributed to borrower XXX, using a XXX expense factor and the XXX ownership confirmed by the CPA, that business netted XXX per month in qualifying income. Bank statements were not found in the file for “XXX.” The lender calculated a qualifying income of XXX per month using a XXX expense factor and XXX ownership. Without the XXX months’ bank statements available for review, the income could not be verified. Bank statements for XXX checking account ending in XXX back to XXX are needed to confirm the income calculations. ; Received bank statements for the business account "XXX" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval; There are XXX borrowers for this loan. Borrower XXX does not contribute any qualifying income. Borrowers XXX and XXX jointly own two businesses, “XXX” and “XXX” Bank statement income from each business was used to qualify. Bank Statements were provided for “XXX.” Attributed to borrower XXX using a XXX expense factor and the XXX ownership confirmed by the CPA, that business netted XXX per month in qualifying income. Bank statements were not found in the file for “XXX.” The lender calculated a qualifying income of XXX per month using a XXX expense factor and XXX ownership. Without the XXX months’ bank statements available for review, the income could not be verified. Bank statements for XXX from XXX back to XXX are needed to confirm the income calculations.	Sent BS for other condition and should clear this condition {XXX}	XXX	The coborrower income verification does match approval. Received bank statements for the business account "XXX" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared. ; The coborrower income verification does not match approval;
There are XXX borrowers for this loan. Borrower XXX does not contribute any qualifying income. Borrowers XXX and XXX jointly own XXX businesses, “XXX” and “XXX.” Bank statement income from each business was used to qualify. Bank Statements were provided for “XXX.” Attributed to borrower XXX, using a XXX expense factor and the XXX ownership confirmed by the CPA, that business netted XXX per month in qualifying income. Bank statements were not found in the file for “XXX.” The lender calculated a qualifying income of XXX per month using a XXX expense factor and XXX ownership. Without the XXX months’ bank statements available for review, the income could not be verified. Bank statements for XXX checking account ending in XXX from XXX back to XXX are needed to confirm the income calculations. ; Received bank statements for the business account "XXX" from XXX for XXX months. Verified the information and excluded deposits; updating this loan accordingly. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070309	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070468	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing. The file does not contain a required XXX XXX Please provide the XXX XXX	Sent SSR's {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing. The file does not contain a required XXX. Please provide the XXX ;
; The SSR indicator is Present. UCDP documentation provided showing a CU Score of XXX; R&W Relieve is Not Eligible. Exception cleared. ; UCDP documentation provided showing a CU Score of XXX; R&W Relieve is Not Eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070468	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; The file does not contain a required XXX XXX Please provide the XXX XXX or a third party valuation to support the appraised value.	Sent SSR's and no other SSR's are Req'd {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX; R&W Relieve is Not Eligible. Exception cleared. ; UCDP documentation provided showing a CU Score of XXX; R&W Relieve is Not Eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070468	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per the Guidelines, businesses operating out of a XXX months XXX expense Ratio. CRSE in the file cites this exception and approval is granted based on the CPA expense ratio of XXX Compensating factors include: Qualifying credit score of XXX DTI of XXX (housing) and XXX (total), reserves of XXX months, Residual Income of XXX and qualifying DTI of XXX The exception is currently marked as Non-Material. ; CRSE in the file cites this exception and approval is granted based on the CPA expense ratio of XXX Compensating factors include: Qualifying credit score of XXX DTI of XXX (housing) and XXX (total), reserves of XXX months, Residual Income of XXX and qualifying DTI of XXX The exception is currently marked as Non-Material.	CRSE in the file cites this exception and approval is granted based on the CPA expense ratio of XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070468	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070401	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Required Fees Test	This loan failed the required fees test. (XXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a mortgagee policy of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a mortgagee policy of title insurance without endorsements established in accordance with state law.; Documentation required. Missing Undicounted rate. Please provide discount points fee disclosure of docmentation that provided undiscounted rate.	Uploaded evidence of the undiscounted rate {XXX}; Uploaded the document {XXX}	XXX	Change status of 'TX Constitution A6 Required Fees Test' from Open Rebuttal to Active.;
Undiscounted rate document provided to compliance for review. ; This loan passed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest or any XXX discount points used to buy down the interest rate, any fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that do not exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a XXX of title insurance with endorsements established in accordance with XXX, or a title examination report if its cost is less than the state base premium for a XXX of title insurance without endorsements established in accordance with XXX.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070387	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Only documentation in the file is the XXX dec page stating the HOI started XXX This shows only XXX months of housing history. Please provide documentation for XXX months of housing history per guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
The 1003 and the Fraud report confirm the borrower's primary residence is XXX ; Only documentation in the file is the HOI dec page stating the HOI started XXX This shows only XXX months of housing history. Please provide documentation for XXX months of housing history per guidelines.	XXX	Housing delinquency meets guidelines. Exception Resolved.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX DTI is XXX Housing or XXX Total, Borrower with same business for XXX years, Residual income of XXX	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070310	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070295	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070295	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070295	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070290	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The Lender Guidelines require a XXX expense ratio be used when using XXX bank statements without providing XXX months of XXX. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX Borrower with employer for XXX years, Residual Income of XXX and credit history is XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX Borrower with employer for XXX years, Residual Income of XXX and credit history is XXX	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing. The file does not contain a copy of the 1008 transmittal Summary. Please provide a copy of the transmittal Summary.; Received an updated 1008 and CRSE showing the correct income amount and XXX. Exception cleared.	Sent 1008 {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Present. Received an updated 1008 and CRSE showing the correct income amount and XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The loan approval in the file is for a XXX month personal bank statement product. The loan was underwritten using XXX months personal bank statements. Please provide a loan approval for XXX months personal bank statements. ; Received an updated 1008 and XXX showing the correct income amount and XXX. Exception cleared.	Sent CRSE/Updated Approval {XXX}; Uploaded the document {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated 1008 and CRSE showing the correct income amount and XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070282	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Sent LOX/CD dated XXX {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
LOX and CD provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070274	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070274	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX (XXX) exceeds the lender guidelines tolerance for payment shock of XXX FTH.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Excellent Credit History XXX years, Qualifying Credit Score is XXX DTI is XXX total, Borrower with same Employer for XXX years, Reserves of XXX Months and Residual Income of XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Per the guidelines, the minimum or floor expense ratio used to calculate qualifying income is XXX Lender utilized XXX per the CPA letter provided in the file. No exception listed to allow this lower expense ratio. Updated 1008/CRSE required using the minimum expense ratio of XXX or an exception allowing the XXX ; Received updated XXX Guidelines state Minimum XXX expense ratio. Actual - Used XXX expense ratio. Rationale - CPA stated XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Transmittal Summary is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Minimum XXX expense ratio. Actual - Used XXX expense ratio. Rationale - CPA stated XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for exception for XXX expense ratio - to the other condition. {XXX}	XXX	Change severity of 'Transmittal Summary is Partial' from Material to Non-Material.; Change status of 'Transmittal Summary is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines state Minimum XXX expense ratio.  Actual - Used XXX expense ratio.  Rationale - CPA stated XXX.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements. ; The transmittal summary is Partial.  Per the guidelines, the minimum or floor expense ratio used to calculate qualifying income is XXX.  Lender utilized XXX per the CPA letter provided in the file.  No exception listed to allow this lower expense ratio.  Updated 1008/CRSE required using the minimum expense ratio of XXX or an exception allowing the XXX. .  Per the guidelines, the minimum or floor expense ratio used to calculate qualifying income is XXX.  Lender utilized XXX per the CPA letter provided in the file.  No exception listed to allow this lower expense ratio.  Updated 1008/CRSE required using the minimum expense ratio of XXX or an exception allowing the XXX ;
XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070265	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per the guidelines, the minimum or floor expense ratio used to calculate qualifying income is XXX Lender utilized XXX per the CPA letter provided in the file. No exception listed to allow this lower expense ratio. Updated 1008/CRSE required using the minimum expense ratio of XXX or an exception allowing the XXX ; Received updated XXX Guidelines state Minimum XXX expense ratio. Actual - Used XXX expense ratio. Rationale - CPA stated XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Minimum XXX expense ratio. Actual - Used XXX expense ratio. Rationale - CPA stated XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE showing an exception was granted for a XXX expense ratio {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Minimum XXX expense ratio. Actual - Used XXX expense ratio. Rationale - CPA stated XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing); Borr with employer for XXX years; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months; XXX LTV. Lender provided exception for the loan not meeting the guideline requirements. ; The borrower income verification does not match approval. Per the guidelines, the minimum or floor expense ratio used to calculate qualifying income is XXX. Lender utilized XXX per the CPA letter provided in the file. No exception listed to allow this lower expense ratio. Updated 1008/CRSE required using the minimum expense ratio of XXX or an exception allowing the XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070395	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070395	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070395	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070319	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than 2 years at current residence - Borrower at current residence 5.00 years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070278	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Missing evidence of housing history for primary residence located at XXX XXX. Per the Matrix dated XXX XXX housing history is required.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an email - borrower is a foreign national and lives in another country. The loan application shows the borrower has lived in that house for at least XXX years. Exception cleared.	XXX	Housing delinquency meets guidelines. Received an email - borrower is a XXX and lives in another country. The loan application shows the borrower has lived in that house for at least XXX years. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	Missing evidence of housing history for primary residence located at XXX. Per the Matrix dated XXX XXX housing history is required.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070261	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
The lender approved the exception that the borrower does not own a primary residence. The XXX FICO and XXX months reserves were cited as compensating factors.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070300	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070306	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job; Compensating factors include: CPA states a XXX expense ratio, Qualifying Credit Score is XXX DTI is  Housing and  Total, Borrower with emplyer for XXX years, Reserves of XXX Months, Residual Income of XXX , Qualifying LTV is XXX
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum XXX expense ratio. Borrower is using a XXX expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: CPA states a XXX expense ratio, Qualifying Credit Score is XXX DTI is XXX Housing and XXX Total, Borrower with emplyer for XXX years, Reserves of XXX Months, Residual Income of XXX Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job; Compensating factors include: CPA states a XXX expense ratio, Qualifying Credit Score is XXX DTI is  Housing and  Total, Borrower with emplyer for XXX years, Reserves of XXX Months, Residual Income of XXX , Qualifying LTV is XXX
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070231	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job; Compensating factors include: CPA states a XXX expense ratio, Qualifying Credit Score is XXX DTI is  Housing and  Total, Borrower with emplyer for XXX years, Reserves of XXX Months, Residual Income of XXX , Qualifying LTV is XXX
; Borrower has more than XXX  years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	The XXX letter verifying the borrower's ownership percentage of the business used for the qualifying income is missing from the file.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
The XXX in the file approved an exception to the guideline due to the XXX doc shows the co-borrower is the XXX member. Comp factors include XXX FICO, Borrower with employer for XXX years, Residual income XXX and XXX LTV.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Residual income XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Residual income XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070308	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Residual income XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070272	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070272	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070272	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070258	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Borrower took a Covid forebearance XXX months prior to this loan being originated. The guideline requires XXX months seasoning. The lender approved the exception citing XXX FICO, XXX months' reserves and XXX year landlord history as the compensating factors.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																			The lender approved the exception citing XXX FICO, XXX months' reserves and XXX year landlord history as the compensating factor	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: minimuim square footage is XXX subject is only XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
The lender approved the exception for the subject being under the minimum square footage requirement citing XXX FICO, XXX months reserves and XXX years landlord experience as the compensating factors.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																			The lender approved the exception citing XXX FICO, XXX months' reserves and XXX year landlord history as the compensating factor	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070277	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																			The lender approved the exception citing XXX FICO, XXX months' reserves and XXX year landlord history as the compensating factor	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing	Change status of 'Prepayment Penalty Indicator is Missing' from Active to Acknowledged by Client.;
The extended Prepayment penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the updated guideline.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Compensating factors include: Timely payments in last XXX months, Verified reserves are XXX and XXX FICO	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require no forbearance up to XXX payments. XXX out of guidelines.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Timely payments in last XXX months, Verified reserves are XXX and XXX FICO.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Compensating factors include: Timely payments in last XXX months, Verified reserves are XXX and XXX FICO	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Compensating factors include: Timely payments in last XXX months, Verified reserves are XXX and XXX FICO	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070270	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Compensating factors include: Timely payments in last XXX months, Verified reserves are XXX and XXX FICO	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070273	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070294	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070294	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070294	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Desk Review variance to appraised value exceeds XXX%	Third party Desk Review variance of -XXX exceeds XXX maximum allowed. Please provide another valuation model to support the appraised value.	Change status of 'Third Party Desk Review variance to appraised value exceeds XXX from Active to Open Rebuttal.;
Received Documentation from Fitch they have accepted the XXX above their XXX threshold, due to the rounding would be XXX  ; Change status of XXX Party Desk Review variance to appraised value exceeds XXX from Open Rebuttal to Cured Post Close.;
Exception Resolved	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070376	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX -XXX = XXX exceeds the lender guidelines tolerance for payment shock. Maximum payment shock per the guidelines is XXX	Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline maximum payment shock is XXX Actual - XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070365	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; The file contains a second appraisal that supports the appraised value of the subject property.	XXX	Third Party Valuation Product Provided. Exception resolved	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070354	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070343	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070267	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Waiting Period Required Finding	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan requires a new waiting period due to XXX of the following findings:The loan's APR has become inaccurate; orThe loan product, indicated in ComplianceAnalyzer by the XXX Type drop down, has changed or the features (negative amortization, interest only, or a XXX payment) on the loan have changed; orA prepayment penalty was added.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A)The annual percentage rate disclosed under XXX becomes inaccurate, as defined in §1026.22.(B)The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	Revised Closing Disclosure Waiting Period Required Finding ( 12 CFR §1026.19(f)(2)(ii) )The loan does not require a new waiting period due to all of the following findings:The loan's APR has not become inaccurate, andThe loan product, indicated in ComplianceAnalyzer by the Program Type drop down, has not changed and the features (negative amortization, interest only, or a balloon payment) have not changed; andA prepayment penalty was not added.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A)The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B)The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C)A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX tolerance violation is due to increase in the Broker fee from XXX to XXX and Transfer Taxes from XXX to XXX without a valid COC. Please provide XXX CD to clarify exception	Revised CD/COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received CD and COC. Provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of 60.00 based on a loan amount of XXX and value used for LTV of XXX Per guidelines, if Cash-Out amount is XXX-XXX Max LTV XXX	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX  Actual - LTV: XXX  Exception made by mgt for cashout over XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX Actual - LTV: XXX Exception made by mgt for cashout over XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 60.00. Per guidelines, if Cash-Out amount is XXX-XXX Max LTV XXX	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX  Actual - LTV: XXX  Exception made by mgt for cashout over XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline Max LTV : XXX Cash Out: over XXX Actual - LTV: XXX Exception made by mgt for cashout over XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Note to CA/SSR's for addt'l Appraisal; {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. Received updated UCDP documentation showing a CU Score is XXX. Email also provided stating loan has XXX appraisals which would clear the open TPV condition. Agreed - updating loan accordingly. ; Received updated UCDP documentation showing a CU Score is XXX. Email also provided stating loan has XXX appraisals which would clear the open TPV condition. Agreed - updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If XXX of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than XXX business days before consummation.	This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070637	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure Required. Lender credit decreased from XXX to XXX without a valid COC. Please provide XXX CD to clarify exception	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits ($3,371.88). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors : DTI - XXX (Housing Ratio) or XXX (Total); Residual Income of XXX; Credit History - XXX-last XXX months	D	B	C	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure required. refund in the amount of XXX cure package requires a PCCD, LOE, Copy of XXX, and Proof of Delivery or Valid COC. the XXX tolerance violation is due to increased Discount Points from LE XXX to final CD XXX

COC in file addressed increase on revised LE dated XXX missing)	Uploaded missing LE dated XXX with COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
LE with COC was provided. Provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable XXX of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA XXX Cure required. refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refun CHeck, and Proof of Delivery or Valid COC. the XXX tolerance violation is due to decreased Lender Credit from LE XXX to final CD XXX

COC in file addressed increase on revised LE dated XXX missing)	Uploaded missing LE to other exception {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
LE with COC was provided. Provided to compliance for review. ; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Both Borrower's own different businesses which are outlined correctly as employment; but, the Gross Monthly Income outlined for each business is incorrect. Per the XXX Questionnaire completed by the CPA, Borrower XXX owns XXX. while Borrower XXX owns XXX. It appears the income amount for each borrower is the combined companies divided by XXX Please provide updated loan applications correctly stating each borrower's income.	Uploaded 1003 with income corrected. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. Both Borrower's own different businesses which are outlined correctly as employment; but, the Gross Monthly Income outlined for each business is incorrect. Per the XXX Questionnaire completed by the CPA, Borrower XXX owns XXX. while Borrower XXX owns XXX. It appears the income amount for each borrower is the combined companies divided by XXX. Please provide updated loan applications correctly stating each borrower's income. ; Final Loan Application is Present. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The lender's income calculation worksheet is missing for the XXX - XXX. Lender to provide.	Please use the XXX worksheet uploaded for XXX - I removed the XXX transfers. {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; The borrower income verification does not match approval. The lender's income calculation worksheet is missing for the XXX. Lender to provide. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval. The income calculation worksheet was provided. Per the bank statements; there are several XXX transfers from XXX (XXX). These amounts were removed from the income calculation - the guidelines state : No co-mingling between the XXX	Uploaded the document {XXX}; Uploaded updated XXX stmt worksheet for XXX. I removed the XXX transfers. {XXX}	XXX	The coborrower income verification does match approval. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; The coborrower income verification does not match approval. The income calculation worksheet was provided. Per the bank statements; there are several XXX transfers from XXX. These amounts were removed from the income calculation - the guidelines state : No co-mingling between the accounts. ; Received updated 1008/CRSE; loan application; and corrected income calculations for both companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070279	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Both Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the XXX for both companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX Please provide updated 1008 correctly stating each borrower's income.	Uploaded 1008 and 1003 - please use this one! - Has updated income figures removing XXX deposits f {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Both Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the CPA for both companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX. Please provide updated 1008 correctly stating each borrower's income. . Both Borrower's own different businesses which are outlined correctly as employment on the loan application and confirmed with the XXX Questionnaire completed by the CPA for XXX companies. Per the CPA letters, Borrower XXX owns XXX. while Borrower XXX owns XXX. The income amount for each borrower appears to be combined companies divided by XXX. Please provide updated 1008 correctly stating each borrower's income. ;
; The transmittal summary is Present. Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared. ; Received updated 1008/CRSE; loan application; and corrected income calculations for XXX companies. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070315	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The CPA letter or other XXX-party documentation to confirm the borrower's ownership percentage in the company from which the qualifying income is derived is not included in the file.	Sent XXX Business Information {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Obtained verification the borrower is the XXX,XXX. Therefore is XXX owner of the company. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Active.;
Obtained verification the borrower is the XXX. Therefore is XXX owner of the company. ; Exception Resolved. ; The CPA letter or other third-party documentation to confirm the borrower's ownership percentage in the company from which the qualifying income is derived is not included in the file.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ;
 ;
XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070335	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070264	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Matrix requires CPA Letter confirming percentage of ownership. Alternate documentation provided, CPA Letter dated XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
Lender Approved Exception. ;
CRSE cites exception and approval is granted.;
Income -Documentation.  Guideline = CPA Letter required to document XXX of ownership / Actual = Provided alternate documentation.;
Rationale:  CPA Letter dated XXX states ownership.  Operating Agreement supports.  XXX XXX and Open Corporates supports ownership has not changed since Op Agreement.;
Compensating Factors: XXX (Housing) / XXX (Total) // Borr with employer for XXX years // Reserves of XXX months // Residual Income of XXX // Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Acreage maximum of XXX (GL Section 2.9.2) exceeded at XXX	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Lender Approved Exception. ;
CRSE cites exception and approval is granted.  ;
Property - Acreage/Lot Size.  Guideline = XXX or less / Actual = XXX ;
Rationale:  Approved by XXX
Compensating Factors: XXX (Housing) / XXX (Total) // Borr with employer for XXX years // Reserves of XXX months // Residual Income of XXX // Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	B	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX XXX exceed the comparable charges XXX by more than XXX Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a XXX-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for XXX-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the XXX-party service, consistent with §1026.19(e)(1)(vi).; The COC provided was dated XXX however there is no corresponding CD within XXX days of the COC making the COC invalid. Provide a CD dated within XXX days of the COC in order to clear the exception. ; TILA XXX Cure Required. Refund in the amount XXX cure package requires PCCD, LOE, Copy of XXX check, and Proof of Delivery or Valid COC. The XXX tolerance violation is due to increased Mortgage Recording Fee from LE XXX to Final CD XXX
COC in file dated XXX addressed change in fee on revised CD dated XXX	Sent COC/CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Active.;
COC/CD dated XXX were provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of XXX is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Sent COC dated XXX, Revised CD and COC dated XXX and Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Reimbursement Amount Test' from Open Rebuttal to Active.;
The XXX tolerance is due to the increase of the recording fees. The COC provided regarding the increase in recording fees was dated XXX, however there is no corresponding CD within XXX days of the COC making the COC invalid. Provide a CD dated within XXX days of the COC in order to clear the exception.; This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; The XXX tolerance is due to the increase of the recording fees. The COC provided regarding the increase in recording fees was dated XXX, however there is no corresponding CD within XXX days of the COC making the COC invalid. Provide a CD dated within XXX days of the COC in order to clear the exception.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed XXX or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Sent COC dated XXX, Revised CD and COC dated XXX and Attestation Letter {XXX}; Uploaded the document {XXX}	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070383	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Title Policy is Partial	Title Committment reflects XXX Proposed Policy coverage Amount and the coverage should be XXX Please provide an updated Title commitment or a final Title policy confirming XXX	Sent Updated XXX {XXX}; Uploaded the document {XXX}	XXX	Title Committment reflects XXX Proposed Policy coverage Amount and the coverage should be XXX. Please provide an updated Title commitment or a XXX confirming XXX ;
; Title policy is Present. Received an updated title commitment showing coverage is XXX. Exception cleared. ; Received an updated title commitment showing coverage is XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating Factors: Residual Income of XXX	C	B	C	A	C	B	C	B	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070281	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070386	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070045	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070043	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX (XXX per guidelines) exceeds the lender guidelines tolerance for payment shock. Per guidelines, max payment shock is XXX	Change status of 'Payment shock exceeds lender guidelines' from Active to Open Rebuttal.;
CRSE shows - guideline max on payment shock amount is XXX  Actual - XXX is higher than stated because the full Property Taxes were not disclosed on the final 1008/CRSE.  CRSE acknowledges the Payment Shock amount of XXX Payment shock XXX pt above max allowed of XXX brow.  DTI is XXX - and XXX  reserves, in addition qualifying with all housing payments.  Compensating Factors :   Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Payment shock exceeds lender guidelines' from Open Rebuttal to Acknowledged by Client.;
CRSE shows - guideline max on payment shock amount is XXX Actual - XXX is higher than stated because the full Property Taxes were not disclosed on the final 1008/CRSE. CRSE acknowledges the Payment Shock amount of XXX Payment shock XXX pt above max allowed of XXX brow. DTI is XXX - and XXX Mo reserves, in addition qualifying with all housing payments. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX Residual Income of XXX Credit History - XXX-last XXX months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070352	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, XXX trade lines reporting for XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months.	Uploaded the document {XXX}	XXX	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. ; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Change status of 'Minimum Trade Line Requirement Not Met' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE - Guidelines require XXX trade lines reporting for &gt;XXX months. Actual - only one tradeline has activity within the last XXX months. Rationale - per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Received an updated CRSE - Guidelines require XXX trade lines reporting for &gt;XXX months. Actual - only one tradeline has activity within the last XXX months. Rationale - per guidelines, XXX trade lines reporting for &gt;XXX months with activity in the past XXX months. Borrower has XXX open lines; but only XXX line has activity within the last XXX months. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. Per the XXX - this loan is an Asset Qualifier loan. Per the XXX guidelines dated XXX is for XXX loans only. Property is listed as a second home.	Change status of 'Note Document Indicator is Partial' from Active to Open Rebuttal.;
Per the CRSE - guidelines advise asset qualifier program is for XXX only.  Loan is for a second home.  Exception granted.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Note Document Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Per the CRSE - guidelines advise asset qualifier program is for XXX loans only. Loan is for a second home. Exception granted. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: XXX Cash Out Amolunt - XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Open Rebuttal.;
Per CRSE - Guideline maximum amount to borrower is: XXX  Cash Out Amolunt - XXX  Delayed financing - borrower is recouping investment from purchase.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guideline maximum amount to borrower is: XXX Cash Out Amolunt - XXX Delayed financing - borrower is recouping investment from purchase. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (Total); Verified Reserves are XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070047	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070276	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070257	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX Credit History XXX Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Credit History XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070257	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Credit History XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070257	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Credit History XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years, Lender Compensating factors include: CPA stated XXX, XXX last XXX months	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum XXX expense ratio. Borrower is using XXX expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: CPA stated XXX Reserves of XXX XXX last XXX months, Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years, Lender Compensating factors include: CPA stated XXX, XXX last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070283	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years, Lender Compensating factors include: CPA stated XXX, XXX last XXX months	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070268	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070268	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070268	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The prepayment penalty period of XXX months exceeds the prepayment penalty allowed of XXX months per the XXX Matrix dated XXX	Note document indicator is Present. The extended Prepayment Penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the update guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070256	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070041	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070041	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070041	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The Prepayment Penalty of XXX months exceeds the prepayment penalty allowed of XXX months per the XXX Matrix dated XXX Note document indicator is Partial. The Prepayment Penalty of XXX months exceeds the prepayment penalty allowed of XXX months per the XXX Matrix dated XXX	Note document indicator is Present; Note document indicator is Present. The extended Prepayment Penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the update guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070366	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML with established escor and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
exception has been cleared per compliance. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML with established escor and met appraisal requirements	XXX	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Can you please confirm a cure is still required? I want to make sure you have the LE dated XXX {XXX}; Uploaded check, PCCD, letter to borrower, and XXX label {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
XXX dated XXX was provided with a COC that indicates appraisal fee was updated to real cost, however the appraisal was provided more than XXX days prior to the disclosed LE which is not within XXX days of the actual COC date. Cure of XXX required; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
PCCD documentation was provided.  Pending confirmation of delivery to borrower from XXX.  Once confirmation is received; documents will be provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XXX - XXX, XXX, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; LE dated XXX was provided with a COC that indicates appraisal fee was updated to real cost, however the appraisal was provided more than XXX days prior to the disclosed XXX which is not within XXX days of the actual COC date. Cure of XXX required	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070656	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070269	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guideline Matix states borrower must own a primary residence. Borrower is currently living in a XXX. This type of housing gives the borrower stock in an entity that is holding ownership in a property, and does not give ownership of the real property to the borrower. Please provide more details showing borrowers ownership in a primary residence or an exception to this rule.	Uploaded an LOX regarding his primary residence. The primary is not a co-op. {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines. Received LOX with copy of FraudGuard report. The Fraudguard report shows the borrower is the XXX owner of XXX . This property is not a co-op. The borrower marked "No primary housing expense" on the loan app because the mortgage is in his XXX name, XXX, which has been veriried along with the pay history. The guideline is met with the borrower owhining his primary residence. Re-reviewed the guidelines; confirmed. Exception cleared. ; Housing history does not meet guidelines. Guideline Matix states borrower must own a primary residence. Borrower is currently living in a Housing Cooperative. This type of housing gives the XXX in an entity that is holding ownership in a property, and does not give ownership of the real property to the borrower. Please provide more details showing borrowers ownership in a primary residence or an exception to this rule.; Received LOX with copy of FraudGuard report. The Fraudguard report shows the borrower is the XXX owner of XXX. This property is not a co-op. The borrower marked "No primary housing expense" on the loan app because the mortgage is in his XXX name, XXX, which has been veriried along with the pay history. The guideline is met with the borrower owhining his primary residence. Re-reviewed the guidelines; confirmed. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements. ; HPML with established escrows but appraisal requirments not met. Need evidence borrower received appraisal. Appraisal waiver is insufficient.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070040	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070237	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The Initial CD issued XXX is missing from the loan file.	Sent Initial CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD dated XXX received. Provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070229	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070660	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070211	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			Lender Compensating factors include: Payment shock is only XXX Residual income of XXX, and credit history os XXX -last XXX months	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070211	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX DTI of XXX (total), Payment shock is only XXX Residual income of XXX and credit history os XXX -last XXX months.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX DTI of XXX (total), Payment shock is only XXX Residual income of XXX and credit history os XXX -last XXX months.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			Lender Compensating factors include: Payment shock is only XXX Residual income of XXX, and credit history os XXX -last XXX months	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070211	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																			Lender Compensating factors include: Payment shock is only XXX Residual income of XXX, and credit history os XXX -last XXX months	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Sent COC/CD dated XXX PLS look at the Lender Credits {XXX}; Sent XXX Label, LOX, PCCD and Copy of Check for Refund to Bwr XXX {XXX}; Sent Proof Refund was delivered to Bwr {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
COC and CD were provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received PCCD documents.  Pending confirmation from FedEx to show package was delivered.  Once confirmation is received, the documents will be submitted to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The cure provided on the final CD was for the increase in the appraisal fee, however there was a XXX increase in the XXX questionaire fee. The COC does not indicate a reason for the increase and the XXX questionnaire was completed on XXX which is more than XXX days prior to the date the increase of the fee was disclosed. Provide a valid COC or cure package with a refund of XXX.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070284	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070044	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The lender paid fees decreased from XXX on the Initial CD issued XXX to XXX on the Final CD issued on XXX Need evidence of COC, PCCD or proof of refund check to the borrower in the amount of XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Active to Open Rebuttal.;
XXX - COC provided; The lender paid fees decreased from XXX on the Initial CD issued XXX to XXX on the Final CD issued on XXX Need evidence of COC, PCCD or proof of refund check to the borrower in the amount of XXX	XXX	This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of -XXX exceeds XXX allowable variance. Please provide another valuation model to support the appraised value.	Sent CDA {XXX}; Uploaded the document {XXX}	XXX	Additional third party valuation requested to support value. Desk review has been received; updating loan accordingly. ; Desk review has been received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070239	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070243	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070241	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070219	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070219	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070219	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070232	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070232	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070232	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070245	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XXX is after the note date of XXX The loan funding date on the final CD is XXX and the Hazard policy start date is XXX Please provide and Insurance policy with a XXX effective date.	Uploaded corrected hazard dec page with effective date to match the closing date of XXX {XXX}; Uploaded the document {XXX}	XXX	The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared. Received updated policy showing the correct active date of XXX. Exception cleared. ; The hazard insurance effective date of XXX is after the note date of XXX. The loan funding date on the final CD is XXX and the XXX start date is XXX. Please provide and XXX with a XXX effective date. ;
; Received updated policy showing the correct active date of XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070266	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	The Master Insurance Policy indicates on the second page that the Building is insured with XXX from XXX to XXX The loan closed on XXX and the file does not contain a renewal policy for the Building. Please provide the XXX renewal policy for the Building with XXX.	Sent Updated XXX {XXX}; Uploaded the document {XXX}	XXX	XXX indicator is Present. Received the updated master policy showing the effective date to be XXX and valid through XXX. Exception cleared. ; The XXX indicates on the second page that the Building is insured with XXX from XXX to XXX. The loan closed on XXX and the file does not contain a renewal policy for the Building. Please provide the XXX renewal policy for the Building with XXX;
; Received the updated XXX showing the effective date to be XXX and valid through XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Comp Factors: Residual Income of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070266	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The Guidelines have a standard business expense ratio of XXX with a minimum expense ration of XXX Per the CPA letter the Expense ratio is XXX and that is waht the Underwriter used. XXX in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX Reserves of XXX months, and Residual Income of XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score of XXX Reserves of XXX months, and Residual Income of XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Comp Factors: Residual Income of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070266	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Comp Factors: Residual Income of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070266	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Comp Factors: Residual Income of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The borrower is not eligible to be financed by XXX. Per guidelines section XXX "Owners, employees or XXX members of the origination lender" constitute a Non-arm's length transaction and are not allowed. The borrower is the owner of the originating company, even signing the appraisal transfer letter to XXX	Uploaded CRSE for exception to non-arms length transaction. {XXX}; Uploaded the document {XXX}	XXX	A CRSE was provided approving the guideline exception for non-arms length transactions not permitted due to the borrower being the owner of the origination XXX. Comp Factors include: XXX Fico, XXX months reserves, XXX housing DTI, Residual Income of XXX, borrower with same employer for XXX years, XXX last XXX months, and XXX appraisals obtained to verify the subject property value. ; The borrower is not eligible to be financed by XXX. Per guidelines section 4.8: "Owners, employees or family members of the origination lender" constitute a Non-arm's length transaction and are not allowed. The borrower is the owner of the originating company, even signing the appraisal transfer letter to XXX; Received CRSE approving an exception to the guideline for non-arms transactions not permited.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX	Third Party Valuation Product Provided; Third Party Valuation Product Provided, that supports the value of the property. Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070324	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is not provided and XXX is Not Eligible or Unavailable.	There are XXX appraisals in the file and we are using the lower of the XXX values. Do we need a XXX val {XXX}	XXX	Third Party Valuation Product Provided. Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070250	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070250	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070250	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070240	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070280	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070280	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070280	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; CDA provided; XXX documentation is not required. Exception cleared.	XXX	The SSR indicator is Not Applicable. CDA provided; UCDP documentation is not required. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	C	A	C	A	D	A	D	A	C	A	C	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XXX andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.
For information on higher-priced mortgage loans, please see the XXX COMAR Higher-Priced Mortgage Loan Alerts below.; XXX COMAR HPML loan with established escrows and met appraisal requirements.	Change status of 'MD COMAR Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'MD COMAR Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Residual Income of XXX; Credit History - XXX	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Residual Income of XXX; Credit History - XXX	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal. Per CRSE - The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Compensating Factors : Residual Income of XXX Credit History - XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client. Per XXX - The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Compensating Factors : Residual Income of XXX Credit History - XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Residual Income of XXX; Credit History - XXX	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070311	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Residual Income of XXX; Credit History - XXX	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070297	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Per guidelines, the borrower must own a primary residence to participate in the XXX. This 1003 reflects the borrower is a renter and does not own the primary residence.	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Per guidelines, Borrower must own a primary residence.  Actual - Borrower lives rent free with XXX. Compenasting Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Housing history does not meet guidelines.;
Per guidelines, the borrower must own a primary residence to participate in the XXX. This 1003 reflects the borrower is a renter and does not own the primary residence. ; Received an updated CRSE. Per guidelines, Borrower must own a primary residence. Actual - Borrower lives rent free with XXX. Compenasting Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070233	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial.; The Hazard nsurance in the file for the subject XXX does not reflect any coverage for the XXX provide evidence the building has sufficient XXX	Sent Updated XXX {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance indicator is Partial..;
;
The Hazard nsurance in the file for the subject condominium does not reflect any coverage for the Building.Please provide evidence the building has sufficient coverage. ; Hazard insurance indicator is Present. Received updated XXX including the amount of insurance coverage. Updating loan accordingly - exception cleared. ; Received updated XXX including the amount of insurance coverage. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum of XXX expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval. Compensating factors include: CPA letter stated to confirmed XXX Qualifying Credit Score is XXX DTI XXX Housing, Borrower with employer XXX years, Reserves of XXX months, Residual income of XXX Qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: CPA letter stated to confirmed XXX, Qualifying Credit Score is XXX, DTI XXX Housing, Borrower with employer XXX years, Residual income of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: CPA letter stated to confirmed XXX, Qualifying Credit Score is XXX, DTI XXX Housing, Borrower with employer XXX years, Residual income of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070242	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: CPA letter stated to confirmed XXX, Qualifying Credit Score is XXX, DTI XXX Housing, Borrower with employer XXX years, Residual income of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070288	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070288	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070288	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the loan file.	Uploaded the CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
XXX dated XXX with a Rate Lock Agreement and a CD dated XXX were provided to compliance for review. ; Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
A CD dated XXX with a COC and a CD dated XXX were provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; CD dated XXX was applied for testing. Along with COC that was in original file dated XXX, exception cleared	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070329	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final XXX of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits XXX Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The initial CD issued XXX is missing from the loan file. The XXX issued XXX for lender credit corresponds with the missing CD.	Missing CD dated XXX with COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Active to Open Rebuttal.;
LE dated XXX with a Rate Lock Agreement and a CD dated XXX were provided to compliance for review. ; Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
A CD dated XXX with a COC and a CD dated XXX were provided to compliance for review. ; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; CD dated XXX was applied for testing. Along with COC that was in original file dated XXX, exception cleared	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Discount points increased by XXX on the final CD XXX without a COC. Please provide a valid COC for increase or a PCCD, lox, refund of XXX and proof of borrower receipt.	Uploaded missing LE dated XXX showing disc pts added with COC {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
LE dated XXX with a COC and a rate lock was provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
An LE dated XXX with a COC was provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Rate Lock from Pg 552 for XXX applied to Final CD XXX. Exception cleared	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating factors include: Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating factors include: Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Condo Approval Missing	Per the Guidelines XXX Delinquency must not exceed XXX of the Units. Per the XXX Questionnaire XXX units out of XXX Units are XXX days or more delinquent which is XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit score of XXX DTI of XXX (Housing Ratio) or XXX (total), Borrower with the same empoyer/business for XXX years, Reserves of XXX months, Residual Income of XXX	Change status of XXX Approval Missing' from Active to Acknowledged by Client.Per the Guidelines XXX Delinquency must not exceed XXX of the Units. Per the XXX Questionnaire XXX units out of XXX Units are XXX days or more delinquent which is XXX CRSE in the file cites this exception and approval is granted. CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit score of XXX DTI of XXX (Housing Ratio) or XXX (total), Borrower with the same empoyer/business for XXX years, Reserves of XXX months, Residual Income of XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating factors include: Residual Income of XXX	D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070230	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating factors include: Residual Income of XXX	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of XXX is due to the addition for Final Inspection fees from the LE to CD. The revised LE dated XXX and XXX is missing from the loan file. The missing LE issued on XXX correspond with the COC issued on XXX Need the XXX missing LEs and/or PCCD or proof of refund check to the borrower in the amount of XXX	Uploaded XXX missing LEs {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
An LE dated XXX and an LE dated XXX; along with COC's were provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
An LE dated XXX and an LE dated XXX were provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Applied LE dated XXX and XXX along with COC's for testing. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070271	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070262	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070392	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070392	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070392	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070227	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070218	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070235	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require no housing events within XXX months of closing.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Lien is paid in full, Verified reserves are XXX and qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX Lender Compensating factors include: Lien is paid in full,
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX Lender Compensating factors include: Lien is paid in full,
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070251	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX Lender Compensating factors include: Lien is paid in full,
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070223	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070655	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070655	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070655	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070198	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The 1008/1003 show an "other" payment under the subject Proposed Monthly Payment in the amount of XXX per month. Unable to confirm this additional payment. Please provide sufficient documentation for this payment or an updated 1008.	Sent Lease Hold Info {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received a copy of the Lease Hold agreement.  Updating loan according to reflect the payment - exception cleared. ; The transmittal summary is Partial.  The 1008/1003 show an "other" payment under the subject Proposed Monthly Payment in the amount of XXX per month.  Unable to confirm this additional payment.  Please provide sufficient documentation for this payment or an updated 1008. .  The 1008/1003 show an "other" payment under the subject Proposed Monthly Payment in the amount of XXX per month.  Unable to confirm this additional payment.  Please provide sufficient documentation for this payment or an updated 1008. ;
; The transmittal summary is Present. Received a copy of the Lease Hold agreement. Updating loan according to reflect the payment - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Property is a condo and a copy of the XXX Master Policy was not provided. Please provide the XXX master policy to confirm sufficient coverage.	Sent XXX{XXX}; Uploaded the document {XXX}	XXX	Hazard insurance indicator is Partial. Property is a XXX and a copy of the XXX was not provided. Please provide the XXX to confirm sufficient coverage. . Property is a condo and a copy of the XXX was not provided. Please provide the XXX to confirm sufficient coverage. ;
; Hazard insurance indicator is Present. Received copy of the XXX. Updating loan accordingly - exception cleared. ; Received copy of the XXX. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( XXX SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of 'XXX Average Prime Offer Rate APR Threshold' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'XXX Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold	This loan exceeded the average prime offer rate APR threshold. ( XXX SB 949, §3(a)(7)(F)(ii) )The loan is a first lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the greater of the disclosed APR and the calculated APR, exceeds the Average Prime Offer Rate XXX by XXX or more.	Change status of XXX Average Prime Offer Rate APR Threshold' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of XXX Average Prime Offer Rate APR Threshold' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070287	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070226	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070206	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070197	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070210	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070216	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070348	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	The Prepayment Penalty of XXX months exceeds the prepayment penalty allowed of XXX months per the XXX Matrix dated XXX The Prepayment Penalty of XXX months exceeds the prepayment penalty allowed of XXX months per the XXX Matrix dated XXX	Change status of 'Note Document Indicator is Partial' from Active to Acknowledged by Client.;
The extended prepayment penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the updated guidelines.	XXX	Note document indicator is Present; The extended prepayment penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the updated guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070348	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070348	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070348	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070286	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070238	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070253	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, verification of existence of business is required within XXX days of closing. We have a CPA letter located in the file; but it is dated XXX Updated documentation to support the business being in active status is required.	Uploaded borr's insurance agent license lookup {XXX}; Uploaded the document {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated insurance license renewal search showing the borrower is active. Search was conducted on XXX. Exception cleared. ; Received an updated insurance license renewal search showing the borrower is active. Search was conducted on XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070225	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score XXX Residual income of XXX Qualifying LTV is XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score XXX Residual income of XXX Qualifying LTV is XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Qualifying credit score XXX, Residual income of XXX Qualifying LTV is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070225	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Qualifying credit score XXX, Residual income of XXX Qualifying LTV is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070225	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating factors include: Qualifying credit score XXX, Residual income of XXX Qualifying LTV is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.	XXX uploaded; no other Valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared. ; UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX	SSR's uploaded; no other Valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared. ; UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing	Sent SSR's no other Valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared. ; UCDP documentation provided showing a CU Score of XXX; R&W Relief is Not Eligible. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070214	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)
XXX CFR 1026.38(a)(3)(vii); All contract documentation shows a purchase price of XXX All title docs and Final CD shows a purchase price of XXX Please provide documentation showing the purchase price that matches the Final CD or a revised Closing Disclosure.	Sent Updated 1003/1008/Approval/PCCD/Email to Bwr {XXX}; Uploaded the document {XXX}	XXX	The final CD does not reflect the correct sales price when compared to the Purchase Contract. XXX (Regulation Z);
12 CFR 1026.38(a)(3)(vii);
All contract documentation shows a purchase price of XXX.  All title docs and Final CD shows a purchase price of XXX.  Please provide documentation showing the purchase price that matches the Final CD or a revised Closing Disclosure.; The final CD does reflect the correct sales price when compared to the Purchase Contract. XXX (Regulation Z);
12 CFR 1026.38(a)(3)(vii). Received updated 1008/1003/Approval/Letter to Borrwoer/PCCD - correcting the purchase amount to XXX. Exception cleared. ; Received updated 1008/1003/Approval/Letter to Borrwoer/PCCD - correcting the purchase amount to XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	B	A	A	A	D	A	B	A	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	D	A	D	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070369	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Borrower is using a XXX expense ratio. Guidelines allow for a minimum XXX expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Works from home no employees, Qualifying Credit Score is XXX Reserves of XXX months, Residual Income of XXX and qualifying LTV is XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: Works from home no employees, Qualifying Credit Score is XXX, Reserves of XXX months, Residual Income of XXX, and qualifying LTV is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070369	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: Works from home no employees, Qualifying Credit Score is XXX, Reserves of XXX months, Residual Income of XXX, and qualifying LTV is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070228	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX Per guidelines, the qualifying FICO score is the mid-score of the highest income earner, in this case that is borrower XXX His mid score of XXX is less than the XXX minimum of XXX	Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of 640.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	The registration confirmation for the borrower's XXX with the XXX of State of XXX is missing from the file.	Uploaded business lookup. {XXX}; Uploaded the document {XXX}	XXX	corrected; The registration confirmation for the borrower's XXX with the XXX of State of XXX is missing from the file.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The borrower income verification does not match approval. Guidelines require a XXX year average for XXX income. Lender's UW used the XXX average for base income. Explanation provided shows the borrower received a raise in the hourly rate. the yearly income has been steadily increasing from year to year therefore it would be expected to continue at her page. Compensat; Per G/L, income must be averaged over the minimum employment term of XXX years for hourly employees. XXX Borrower XXX is hourly. The underwriter used YTD income as the basis for the income calculation resulting in a figure that was XXX higher than the average for the YTD and the XXX year. An approved underwriting exception was not found in the file.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Guidelines require a XXX year average for hourly/variable income.  Lender's UW used the YTD average for base income.  Explanation provided shows the borrower received a raise in the hourly rate.  the yearly income has been steadily increasing from year to year therefore it would be expected to continue at her page.  Compensating Factors : Qualifying Credit Score is XXX Borr worked XXX yrs XXX job and have owned SE business for XXX years; Reserves of XXX months; Qualifying LTV is XXX Payment only going up by XXX - have paid current mtg on time since XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Guidelines require a XXX year average for hourly/variable income. Lender's UW used the YTD average for base income. Explanation provided shows the borrower received a raise in the hourly rate. the yearly income has been steadily increasing from year to year therefore it would be expected to continue at her page. Compensating Factors : Qualifying Credit Score is XXX Borr worked XXX yrs XXX job and have owned SE business for XXX years; Reserves of XXX months; Qualifying LTV is XXX Payment only going up by XXX - have paid current mtg on time since XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	The borrower income verification does match approval	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial; The base income listed on the XXX for borrower XXX is actually the income of borrower XXX and XXX as per the way the note was signed. However the "Other Income" shown for XXX is overtime earned by XXX The transmittal needs to be corrected to associate the earnings with the correct borrower.	The transmittal summary is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070313	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Qualifying DTI of XXX exceeds guideline maximum of 50.00.; Per G/L, income must be averaged over the minimum employment term of XXX years for hourly employees. XXX Borrower XXX is hourly. The underwriter used YTD income as the basis for the income calculation resulting in a figure that was XXX higher than the average for the XXX and the prior year. An approved underwriting exception was not found in the file.	Uploaded CRSE along with an LOX for the use of the YTD base income calculation. {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX; Documentation provided to support Qualifying DTI below XXX; Received an LOX with a corrected CRSE. Guidelines require a XXX year average for XXX income. Actual - used XXX average for base income. Lender's UW was comfortable using the XXX average based on the comp factors. CRSE approves this method - updating loan and acknowledging income verification condition. ; Received an LOX with a corrected CRSE. Guidelines require a XXX year average for XXX income. Actual - used XXX average for base income. Lender's UW was comfortable using the XXX average based on the comp factors. CRSE approves this method - updating loan and acknowledging income verification condition.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Borr worked XXX yrs XXX job and have owned XXX business for XXX years; Reserves of XXX months; Qualifying LTV is XXX; Payment only going up by XXX - have paid current mtg on time XXX	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070224	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; Cure Required. HPML Loan with no evidence the borrower received a copy of the appraisal.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.; Documentation required: Missing evidence borrower received copy of the appraisal.	upld app rec {XXX}; Uploaded the document {XXX}	XXX	Evidence of Appraisal Delivery to the Borrower Provided. Evidence of the Appraisal Receipt was provided. Updating loan accordingly. ; Evidence of the Appraisal Receipt was provided. Updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Provided.; AVM provided; updating loan accordingly.	Sent AVM; no other valuation is req'd {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070036	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product not Provided to Support Origination Appraised Value within XXX CU Score not provided and XXX not provided.; AVM provided; updating loan accordingly.	Sent AVM to other condition; no other valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX Gift funds were deposited into XXX, however the acount shows XXX are not yet available for withdrawal, therefore have been excluded. Please provide an XXX statement confirming the funds are available for closing. ; Cash to close in the amount of XXX is greater than the available asset amount of XXX	LOX for Reserves and Cash to Closed {XXX}; Uploaded the document {XXX}	XXX	Sufficient cash to close is documented. Received an LOX outling the accounts used for the asset calculation and for the XXX account XXX, the amount is XXX. Re-reviewed the documentation in the file and confirm the account's balance is higher than stated during the review. Updating loan accordingly - exception cleared. ; Received an LOX outling the accounts used for the asset calculation and for the XXX account XXX, the amount is XXX. Re-reviewed the documentation in the file and confirm the account's balance is higher than stated during the review. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX The liquid reserves of -XXX months or $-XXX are less than the Guidelines minimum required of 6.00 or XXX Gift funds were deposited into XXX, however the acount shows XXX are not yet available for withdrawal, therefore have been excluded. Please provide an XXX statement confirming the funds are available for closing and reserves.	LOX for Reserves and Cash to Closed {XXX}; Uploaded the document {XXX}	XXX	Sufficient cash to close is documented. Received an LOX outling the XXX used for the asset calculation and for the XXX, the amount is $XXX Re-reviewed the documentation in the file and confirm the XXX balance is higher than stated during the review. Updating loan accordingly - exception cleared. ; Received an LOX outling the XXX used for the asset calculation and for the XXX, the amount is $XXX. Re-reviewed the documentation in the file and confirm the account's balance is higher than stated during the review. Updating loan accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070183	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.The compensating factor 'Liquid Reserves are Greater than the Guideline Minimum' is removed.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070202	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Sent Revised LE/COC/Attestation {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received the LE and COC dated XXX and provided to compliance for review. ; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum XXX expense ratio to be used for Bank Statement income. Lender is using a XXX expense ratio. Please submit CRSE approving a XXX expense ratio or a 1008, CRSE, and 1003 showing the guideline required XXX expense ratio.	Uploaded CRSE for exception for XXX expense ratio. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show Minimum XXX expense ratio. Actual used - XXX expense ratio. CPA states XXX. Borr works out of his home. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; The borrower income verification does not match approval. Guidelines require a minimum XXX expense ratio to be used for Bank Statement income. Lender is using a XXX expense ratio. Please submit CRSE approving a XXX expense ratio or a 1008, CRSE, and 1003 showing the guideline required XXX expense ratio.; Received an updated CRSE. Guidelines show Minimum XXX expense ratio. Actual used - XXX expense ratio. CPA states XXX. Borr works out of his home. Compensating Factors : Qualifying Credit Score is XXX, Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070215	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070191	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070191	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The loan application, 1008, and XXX all show Borrower - XXX owns and has full income from XXX. Per the CPA letter in the file, the CoBorrower - XXX is the sole owner of the business. An updated loan application, 1008, and CRSE are required showing XXX (XXX is the owner of the business with full income for the purchase. ; Received an updated loan application, 1008, and XXX removing the income from the borrower and placing it under the co-borrower. A letter to the borrower was also included confirming the change. Exception cleared.	Sent Updated 1003, CRSE, 1008 and Email to Bwrs {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Present. Received an updated loan application, 1008, and CRSE removing the income from the borrower and placing it under the co-borrower. A letter to the borrower was also included confirming the change. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070191	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	Per the guidelines, a verification of existence of business is required within XXX days of closing. The business search was conducted on XXX and the loan closed on XXX Lender to provide an updated XXX search.	Sent Business Search {XXX}; Uploaded the document {XXX}	XXX	Per the guidelines, a verification of existence of business is required within XXX days of closing. The business search was conducted on XXX and the loan closed on XXX. Lender to provide an updated business search. ; The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received an updated SOS conducted on XXX. Exception cleared. ; Received an updated SOS conducted on XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070191	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Initial Closing Disclosure Delivery Date Test	Sent Initial CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
CD dated XXX was provided to compliance for review. ; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070191	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The loan application, 1008, and XXX all show Borrower - XXX owns and has full income from XXX. Per the CPA letter in the file, the CoBorrower - XXX is the XXX owner of the business. An updated loan application, 1008, and XXX are required showing XXX (notXXX) is the owner of the business with full income for the purchase.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received an updated loan application, 1008, and CRSE removing the income from the borrower and placing it under the co-borrower. A letter to the borrower was also included confirming the change. Exception cleared.	XXX	Final Loan Application is Present. Received an updated loan application, 1008, and CRSE removing the income from the borrower and placing it under the co-borrower. A letter to the borrower was also included confirming the change. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070185	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX Declared Disaster Area with no subsequent Property Inspection	Post Disaster Inspection provided	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender citing the XXX LTV/CLTV as the compensating factor.	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. The cash out of XXX exceeds the cash out guideline maximum of XXX	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.;
The cash out of XXX exceeds the cash out maximum of XXX The lender approved the exception, citing the XXX LTV/CLTV as the compensating factor.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender citing the XXX LTV/CLTV as the compensating factor.	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070196	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender citing the XXX LTV/CLTV as the compensating factor.	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070254	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The Form XXX Schedule of Comparable Rents, is not found in the file.	Sent 1007 {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. A copy of the comparable rent schedule was provided. Updating loan accordingly. Exception cleared. ; The borrower income verification does not match approval;
The Form 1007, Schedule of Comparable Rents, is not found in the file.; A copy of the comparable rent schedule was provided. Updating loan accordingly. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070659	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Missing full evidence of housing history for borrower's primary residence. CR report shows XXX months history from XXX, however, no documentation for previous months between XXX when property was purchased and XXX to meet the XXX months housing history required by guidelines.	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines required XXX months of housing history. Actual - XXX months provided. Missing evidence of XXX mths housing history for borrower's primary residence. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Missing full evidence of housing history for borrower's primary residence. CR report shows XXX months history from XXX, however, no documentation for previous months between XXX when property was purchased and XXX to meet the XXX months housing history required by guidelines.; Received updated CRSE. Guidelines required XXX months of housing history. Actual - XXX months provided. Missing evidence of XXX mths housing history for borrower's primary residence. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX, borrower owned primary residence free and clear from XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070659	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX, borrower owned primary residence free and clear from XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070659	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX, borrower owned primary residence free and clear from XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Business expense ratio used by lender to calculate income is XXX while Guidelines require XXX	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
Client provided guidelines approval to allow XXX expense ratio based on the following compensating factors listed on CRSE. Qualifying CR score of XXX Over XXX years employment stability, XXX months reserves, residual income of XXX and qualifying LTV of XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070236	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Residual Income of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070209	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per the guidelines, a CPA letter confirmating percentage of ownership is required. The Operating Agreement in the file confirms the borrower's percentage of ownership - lender to provide an exception approving "other" documentation to confirm ownership; or a CPA letter.	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines required a CPA letter to confirm borrower's percentage of ownership. CPA letter is missing. The Operating Agreement confirms the borrower's percent of ownership. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; The borrower income verification does not match approval. Per the guidelines, a CPA letter confirmating percentage of ownership is required. The Operating Agreement in the file confirms the borrower's percentage of ownership - lender to provide an exception approving "other" documentation to confirm ownership; or a CPA letter. ; Received updated CRSE. Guidelines required a CPA letter to confirm borrower's percentage of ownership. CPA letter is missing. The Operating Agreement confirms the borrower's percent of ownership. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (Total); Monthly housing payment is changing by -XXX monthly; Qualifying LTV is XXX; Qualifying Payment Shock is -XXX; Verified Reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Residual Income of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070255	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Guideline Seasoning not Met	Guideline Seasoning not Met. Exception made in error, cleared.	Guideline seasoning requirement met, exception made in error. Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070255	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070255	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070204	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070247	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070174	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070248	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070248	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070248	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070249	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070249	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan. ; Property and valuations related findings were not identified on the loan.	The exception 'No Property Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070249	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070182	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070165	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070165	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070165	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070203	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	Charges That Cannot Increase Test	Charges That Cannot Increase Test	Uploaded CD with COC {XXX}; Uploaded check, PCCD, letter to borr, and XXX label. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Active to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX-  which downgrades the exception to a B; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
CD with COC provided to compliance for review. ; Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
PCCD documentation was provided; submitted to borrower via XXX; Pending confirmation from XXX the package has been delivered. ; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The COC provided is invalid because it is missing a date of change. According to the rate lock in file the loan had a lock extension of XXX which is not within XXX business days of the CD provided (XXX) with the added discount points	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	XXX Party Valuation Product Not Provided and CU Score is XXX and XXX is Not Eligible or Unavailable.	Uploaded an AVM - supports value within a XXX variance {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM received; updating loan accordingly. ; AVM received; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070259	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Late Fees Test	This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXX® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.; Please provide documents for reason late fee is greater than XXX	Uploaded Note and CD correcting the late fee to XXX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Late Fees Test' from Open Rebuttal to Active.;
A corrected Note and final CD were provided. Documents provided to compliance for review. ; This loan passed the late fees test.The loan has late fees that conform to the requirements for the lender's license type in the state where the property is located. PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a XXX amount, or as both. In cases where the user provided data does not contain the required data point, ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070275	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - XXX form XXX used for Same Lender or Lender Affiliate Refinance.	Change status of 'Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance ' from Active to Open Rebuttal.;
Same Lender or Lender Affiliate was marked incorrectly at Yes. The refinance is not for the original lender. updating - exception cleared.	XXX	Correct recission model form provided. Same Lender or Lender Affiliate was marked incorrectly at Yes. The refinance is not for the original lender. updating - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070207	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per the Guidelines for the loan program, the Borrower must be a XXX of a XXX, who does not reside or work within the XXX. Borrower is self employed by, and the registered agent of, XXX which is registered and does business in the XXX The loan application indicates the borrower is a XXX.	Uploaded a CRSE {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines state the borrower cannot work in the XXX. Actual - Borrower owns an XXX in the XXX. Borr has an XXX. which he is using the business account for qualifying assets. However, it does not appear borr lives in the XXX - has an XXX and an eligible P-1 XXX. Compensating Factors : Reserves of XXX Months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Per the Guidelines for the loan program, the Borrower must be a citizen of a XXX, who does not reside or work within the XXX. Borrower is XXX by, and the registered agent of, XXX which is registered and does business in the XXX. The loan application indicates the borrower is a XXX. ; Received an updated CRSE. Guidelines state the borrower cannot work in the XXX. Actual - Borrower owns an XXX in the XXX. Borr has an XXX which he is using the business account for qualifying assets. However, it does not appear borr lives in the XXX - has an XXX and an eligible P-1 XXX Compensating Factors : Reserves of XXX Months; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070207	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070207	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX (XXX) and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML Loan with established escrows, unable to downgrade due to missing Right to Receive Appraisal Disclosure to the borrower.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
Received copy of appraisal receipt where the borrower has confirmed receipt of the appraisal at least XXX days prior to closing.  Exception cleared. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
Per attestation dated XXX investor guidelines permit HPML loans. Condition cleared. Final exception grade is an A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.; Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.	proof rec {XXX}; Uploaded the document {XXX}	XXX	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure provided. Received copy of appraisal receipt where the borrower has confirmed receipt of the appraisal at least XXX days prior to closing. Exception cleared. ; Received copy of appraisal receipt where the borrower has confirmed receipt of the appraisal at least XXX days prior to closing. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment XXX on the Note.
From Hard Coded form in template:
'Closing Disclosure' at XXX	Original PI Payment on Note matches Final CD	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070039	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per the guidelines, a verification of business existence is required with XXX days of closing. The Verification of Employment is dated XXX and the loan closed XXX Lender to provide an updated business search.	Uploaded the document {XXX}; voe {XXX}	XXX	Per the guidelines, a verification of business existence is required with XXX days of closing. The Verification of Employment is dated XXX and the loan closed XXX. Lender to provide an updated business search. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated business search conducted on XXX showing the business remains open. Exception cleared. ; Received updated business search conducted on XXX showing the business remains open. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Borrower's Credit Report shows an outstanding mortgage for XXX with a payment amount of XXX per month. This payment is not included on the loan application; nor is a mortgage statement provided to confirm which property this mortgage is for. Per Fraud Report, borrowers are listed as owners for XXX. Lender to confirm and provide additional documentation for this property. ; Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	Uploaded LOX, 1008, 1003, CRSE, XXX, and XXX report for primary. REO section has b {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Present. Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Flood Insurance Policy is Missing	The flood insurance policy is Missing. Flood Insurance Policy in file shows to be for borrower's primary address at XXX.	Sent Flood Policy {XXX}; Sent updated XXX {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'XXX is Missing' from Active to Open Rebuttal.;
A copy of the Flood Application with Invoice was provided. Per the Submission Package page - Full Annual Premium payment is required before the policy can be issued. Per the final settlement statement - full payment was made. Exception cleared. ; The XXX is Present; The XXX is Present. A copy of the Flood Application with Invoice was provided. Per the Submission Package page - Full Annual Premium payment is required before the policy can be issued. Per the final settlement statement - full payment was made. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. Per the fraud report, the Co-Borrower's trust owns the current primary at XXX with a loan amount of XXX HOI Policy on this property also shows XXX as an additional interest. The loan application does not include the mortgage on this property (only the taxes/insurance are listed). Documentation is need to confirm if the co-borrower personally guaranteed the loan or co-signed on the trust. A copy of the note or evidence the borrower/trust no longer own the property is required. Additional conditions may apply. ; Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	See exception ID XXX for explanation/corrections. {XXX}	XXX	CoBorrower liabilities verified indicator is Present. Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	XXX are Incomplete: The amounts outlined on the assets listed on the loan application do not match the statements provided in the file (with the date of XXX). The lender to provide documentation to support the XXX outlined on the loan application; or an updated loan application/1008/CRSE with the correct XXX. ; Received LOX with an updated loan application correcting the borrower's XXX. Reviewed; confirmed - exception cleared.	See exception ID XXX for explanation/corrections. {XXX}	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received LOX with an updated loan application correcting the borrower's asset accounts. Reviewed; confirmed - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Documentation for mortgages for both XXX and XXX are required (see additional comments). Currently the mortgage for XXX is being included in the liability calculation and higher tax/insurance payments for XXX are being included. DTI calculation is higher and an updated 1008/CRSE are needed. ; Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	See exception ID XXX for explanation/corrections. {XXX}	XXX	The transmittal summary is Present. Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Borrower's Credit Report shows an outstanding mortgage for XXX with a payment amount of XXX per month. This payment is not included on the loan application; nor is a mortgage statement provided to confirm which property this mortgage is for. Per Fraud Report, borrowers are listed as owners for XXX. Lender to confirm and provide additional documentation for this property.

In addition, Per the fraud report, the Co-Borrower's trust owns the current primary at XXX with a loan amount of XXX HOI Policy on this property also shows XXX as an additional interest. The loan application does not include the mortgage on this property (only the taxes/insurance are listed). Documentation is need to confirm if the co-borrower XXX guaranteed the loan or co-signed on the trust. A copy of the note or evidence the borrower/trust no longer own the property is required. Additional conditions may apply. ; Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	See exception ID XXX for explanation/corrections. {XXX}	XXX	Final Loan Application is Present. Received LOX with corrected 1008/CRSE/1003 updating the REO property and primary. Calculations verified and matches - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Sent HOI Cal/RCE {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is sufficient. Received lender's insurance coverage calculation showing the policy amount is the required coverage amount. Exception cleared. ; Received lender's insurance coverage calculation showing the policy amount is the required coverage amount. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070200	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Payment shock exceeds lender guidelines	Payment shock of XXX exceeds the lender guidelines tolerance for payment shock. Currently the loan application shows the primary property does not have a mortgage. Unable to confirm the mortgage amount and tax/insurance payment is being utilized. Payment shock is exceeded until additional documentation is provided for the borrower's primary at XXX. ; Received LOX - payment shock is not applicable on a second home - exception cleared.	This is a XXX home purchase. Payment shock is not applicable. Payment shock only applies for a prima {XXX}	XXX	Payment shock of XXX does not exceed the lender guidelines tolerance for payment shock. Received LOX - payment shock is not applicable on a second home - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Documentation in file shows that XXX is an employee of XXX, the originating XXX Per guidelines, this is a non-arm's length transaction unless XXX does NOT have an employee XXX. A statement confirming that such a XXX does not exist is required to clear this exception.Documentation in file shows that XXX is an employee of XXX, the originating broker. Per guidelines, this is a non-arm's length transaction unless XXX does NOT have an employee XXX. A statement confirming that such a XXX does not exist is required to clear this exception.; Received updated CRSE. Guidelines state Non-arm's length is not permitted. Actual - Non-arm's length transaction. Borrower works for originating lender (but is not the loan officer). Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Non-arm's length is not permitted. Actual - Non-arm's length transaction. Borrower works for originating lender (but is not the loan officer). Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for non-arms length - borr works for originating lender but is not the LO. {XXX}; Uploaded the document {XXX}	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070208	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070657	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Borrower reports XXX years in the current primary address but only XXX months of mortgage history is reported where XXX months are required. An XXX explaining the borrower's housing expense from XXX to XXX and a VOM if the property was previously financed is required to clear the exception.	Mortgages were not matched correctly. See new 1008/1003 with REO section revised plus a mortgage add {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines. Received an LOX, with a corrected 1008/1003. The mortgage statements were not lined up correctly. Mortgage statement for the primary address, along with housing history, was provided and confirmed. In addition, a new REO property was added after the mixup. All information has been confirmed; exception cleared. ; Housing history does not meet guidelines.;
Borrower reports XXX years in the current primary address but only XXX months of mortgage history is reported where XXX months are required. An LOX explaining the borrower's housing expense from XXX to XXX and a VOM if the property was previously financed is required to clear the exception.; Received an LOX, with a corrected 1008/1003. The mortgage statements were not lined up correctly. Mortgage statement for the primary address, along with housing history, was provided and confirmed. In addition, a new REO property was added after the mixup. All information has been confirmed; exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070657	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070657	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Documentation in file shows that XXX is an employee of XXX, the originating broker. Per guidelines, this is a non-arm's length transaction unless XXX does NOT have an employee XXX. A statement confirming that such a XXX does not exist is required to clear this exception.; Received updated XXX Guidelines state XXX length is not permitted. Actual - Non-arm's length transaction. Borrower works for originating lender (but is not the loan officer). Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Non-arm's length is not permitted. Actual - Non-arm's length transaction. Borrower works for originating lender (but is not the loan officer). Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX months; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for exception for non-arms length. Borr works for the originating lender but is not th {XXX}; Uploaded the document {XXX}	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070213	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, CPA letter confirming percentage of ownership is required. Documentation provided in the loan image does confirm the borrower's is XXX owner of the business; need CPA letter to confirm or lender approval confirming alternate documentation was used to confirm ownership.	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Change status of 'Borrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Per guidelines, CPA letter confirming percentage of ownership is required. Operating Agreemenet in file in leiu of CPA letter. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years. Lender provided exception for the loan not meeting the guideline requirements. ; Per guidelines, CPA letter confirming percentage of ownership is required. Documentation provided in the loan image does confirm the borrower's is XXX owner of the business; need CPA letter to confirm or lender approval confirming alternate documentation was used to confirm ownership. ; Received updated CRSE. Per guidelines, CPA letter confirming percentage of ownership is required. Operating Agreemenet in file in leiu of CPA letter. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. XXX Policy for the REO property at XXX confirms insurance; but does not show the borrower's payment. Please provide a full copy of the XXX Policy for property XXX NW that shows what the borrower pays.	Sent Prem. Info {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. XXX for the REO property at XXX confirms insurance; but does not show the borrower's payment. Please provide a full copy of the XXX for property XXX that shows what the borrower pays. . XXX for the REO property at XXX confirms insurance; but does not show the borrower's payment. Please provide a full copy of the XXX for property XXX that shows what the borrower pays. ;
; Borrower liabilities verified indicator is Present. Received a copy of the insurance policy in the file stating the document belongs to the XXX property. Calculated the XXX into the REO properties and the calculation is lower than lender stated. Exception cleared. ; Received a copy of the insurance policy in the file stating the document belongs to the XXX property. Calculated the XXX into the REO properties and the calculation is lower than lender stated. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070179	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per guidelines, XXX trade lines for XXX months; or XXX trade lines reporting for XXX months with activity in the past XXX months. Credit report only shows XXX had activity within the last XXX months (and is now closed). The XXX revolving cards that show still open have not had any activity since XXX	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. HOI Policy for the REO property at XXX confirms insurance; but does not show the borrower's payment. Please provide a full copy of the HOI Policy for property XXX that shows what the borrower pays. . HOI Policy for the REO property at XXX confirms insurance; but does not show the borrower's payment. Please provide a full copy of the XXX Policy for property XXX that shows what the borrower pays. ;
; Borrower liabilities verified indicator is Present. Received a copy of the insurance policy in the file stating the document belongs to the XXX property. Calculated the HOI Policy into the REO properties and the calculation is lower than lender stated. Exception cleared. ; Received a copy of the XXX in the file stating the document belongs to the XXX property. Calculated the HOI Policy into the REO properties and the calculation is lower than lender stated. Exception cleared	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Qualifying LTV is XXX; Verified reserves are XXX; Residual Income of XXX; Borrower with same Employer/Business for XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070156	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lenders 1008 Negative cash flow figure is using the Interest Only portion of the payment. The guidelines state the correct calculation for a XXX YR term is to be qualified at XXX YR Amortization using the full PITIA Payment. Please update the 1008 and the CRSE using the required PITIA per the matrix.	Uploaded 1008 and CRSE with updated XXX for subject using XXX yr fully amortizing payment. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Lenders 1008 Negative cash flow figure is using the Interest Only portion of the payment. The guidelines state the correct calculation for a XXX YR term is to be qualified at XXX YR Amortization using the full PITIA Payment. Please update the 1008 and the CRSE using the required PITIA per the matrix. . Lenders 1008 Negative cash flow figure is using the Interest Only portion of the payment. The guidelines state the correct calculation for a XXX YR term is to be qualified at XXX YR Amortization using the full PITIA Payment. Please update the 1008 and the CRSE using the required PITIA per the matrix. ;
; The transmittal summary is Present. Received updated CRSE/1008 showing the updated P&I payment for the subject property. Exception cleared. ; Received updated CRSE/1008 showing the updated P&I payment for the subject property. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070217	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Bank Statement guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA Letter stating that borrower owns XXX of My XXX	Uploaded CPA letter verifying XXX owner. {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received CPA letter confirmation borrower is XXX owner of the business. Exception cleared. ; The borrower income verification does not match approval. Bank Statement guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA Letter stating that borrower owns XXX of XXX.; Received CPA letter confirmation borrower is XXX owner of the business. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The borrower income verification does match approval. Received CPA letter confirmation borrower is XXX% owner of the business. Exception cleared. ; The borrower income verification does not match approval. Bank Statement guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA Letter stating that borrower owns XXX% of XXX.; Received CPA letter confirmation borrower is XXX% owner of the business. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070201	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070180	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070164	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070164	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070164	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070188	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until XXX of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.; The funding date of XXX is less than XXX business day after the consummation date of XXX	Change status of 'TILA Right of Rescission Test' from Active to Open Rebuttal.;
Received an LOX from the closer.  The previous loan was a construction loan and the borrower is paying off that loan.  Per compliance and XXX the right of rescission is not required.  Re-reviewed and confirmed the construction loan was paid off.  File should be considered a "purchase" for the XXX perspective.  Provided to compliance for review. ; Change status of 'TILA Right of Rescission Test' from Cured Post Close to Cleared.;
Agree, right to rescind not required; Change status of 'TILA Right of Rescission Test' from Open Rebuttal to Cured Post Close.;
Agree, right to rescind not required	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070301	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Right to Cancel is Missing	The right to cancel is Missing	Uploaded email from the closer. Right to Cancel was waived on this loan. {XXX}; Uploaded the document {XXX}	XXX	The right to cancel is Missing;
; The right to cancel is Not Applicable. Received an LOX from the closer. The previous loan was a construction loan and the borrower is paying off that loan. Per compliance and BM&G, the right of rescission is not required. Re-reviewed and confirmed the construction loan was paid off. File should be considered a "purchase" for the RTC perspective. Exception cleared. ; Received an LOX from the closer. The previous loan was a construction loan and the borrower is paying off that loan. Per compliance and BM&G, the right of rescission is not required. Re-reviewed and confirmed the construction loan was paid off. File should be considered a "purchase" for the RTC perspective. Exception cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070654	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lenders 1008 is showing borrower XXX income. XXX loan does not require income for borrowers. The lenders 1008 is also missing the primary residence payment for borrower XXX Please provide an updated 1008 and CRSE with all fields correctly indicating a DSCR loan.	Sent updated 1008/CRSE {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Lenders 1008 is showing borrower XXX income. DSCR loan does not require income for borrowers. The lenders 1008 is also missing the primary residence payment for borrower XXX Please provide an updated 1008 and CRSE with all fields correctly indicating a DSCR loan.. Lenders 1008 is showing borrower XXX income. DSCR loan does not require income for borrowers. The lenders 1008 is also missing the primary residence payment for borrower XXX. Please provide an updated 1008 and CRSE with all fields correctly indicating a DSCR loan.;
																	; The transmittal summary is Present. Received an updated 1008 showing the mortgage for borrower XXX and confirmed the amounts. Exception cleared. ; Received an updated 1008 showing the mortgage for borrower XXX and confirmed the amounts. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070654	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070654	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require XXX max XXX Delinquency. Actual - XXX XXX Delinquency.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Guidelines require XXX max HOA Delinquency.  Actual - XXX HOA Delinquency.  Exception granted to allow XXX HOA Delinquency (max XXX allowerd). Exception based on low LTV and subject is a non-warrantable XXX Compensating Factors : Qualifying Credit score is XXX DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per XXX - Guidelines require XXX max XXX Delinquency. Actual - XXX HOA Delinquency. Exception granted to allow XXX HOA Delinquency (max XXX allowerd). Exception based on low LTV and subject is a non-warrantable XXX Compensating Factors : Qualifying Credit score is XXX DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX; Qualifying LTV is XXX	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX; Qualifying LTV is XXX	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070187	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines state - Residential pay history - XXX Borrower has been renting current house for XXX per month for XXX years. Documentation to support XXX months of rental payments are required.	Uploaded the document {XXX}; Uploaded the rent pay history. Also uploaded the 1003 with rent amt updated and CRSE with pmt shock {XXX}	XXX	Housing delinquency meets guidelines. Received rental history from XXX showing payments from XXX through XXX. Sufficient documentation is provided. Exception cleared. ; Housing history does not meet guidelines. Guidelines state - Residential pay history - XXX. Borrower has been renting current house for XXX per month for XXX years. Documentation to support XXX months of rental payments are required. ; Received rental history from rental company showing payments from XXX through XXX. Sufficient documentation is provided. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years; Monthly housing payment is changing by -XXX monthly; Qualifying Payment Shock is -XXX; Qualifying LTV is XXX	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070035	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070035	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070035	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Assets in the amount of XXX in XXX are shown on the final 1003 but are not documented in the file. The verified assets are sufficient to meet guideline requirements.; Received bank statements for the XXX. Reviewed and confirmed the XXX - added to calculation. Exception cleared.	bk doc upld {XXX}; Uploaded the document {XXX}	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received bank statements for the XXX Account. Reviewed and confirmed the XXX account - added to calculation. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070194	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070194	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070194	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070307	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; A lease in file indicates that the borrower is living in a rented apartment at an address other than what is shown on the 1003. A letter of explanation in file confirms that the borrowers are maintaining separate addresses. Please provide an updated 1003 reflecting the residency for the borrowers.	corrected 1003 {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
A lease in file indicates that the borrower is living in aXXX at an address other than what is shown on the 1003. A letter of explanation in file confirms that the borrowers are maintaining separate addresses. Please provide an updated 1003 reflecting the XXX for the borrowers. ; Final Loan Application is Present. Received updated page of the 1003 showing the corrected address for the borrower. Exception cleared. ; Received updated page of the 1003 showing the corrected address for the borrower. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070307	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070181	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070151	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070167	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070167	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070167	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The loan application and 1008 show a income amount of XXX that is not sourced. Documentation to support this additional income is not provided. Please provide an updated loan application and 1008/CRSE removing this amount or supporting documentation.	Uploaded XXX - erroneous XXX income not included. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. The loan application and 1008 show a income amount of XXX that is not sourced. Documentation to support this additional income is not provided. Please provide an updated loan application and 1008/CRSE removing this amount or supporting documentation. ; Final Loan Application is Present. Received updated 1008 and 1003 removing the XXX XXX other income. Exception cleared. ; Received updated 1008 and 1003 removing the erroneous XXX other income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070172	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The loan application and 1008 show a income amount of XXX that is not sourced. Documentation to support this additional income is not provided. Please provide an updated loan application and 1008/CRSE removing this amount or supporting documentation.	Uploaded 1008 - XXX erroneous income not included. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The loan application and 1008 show a income amount of XXX that is not sourced. Documentation to support this additional income is not provided. Please provide an updated loan application and 1008/CRSE removing this amount or supporting documentation. . The loan application and 1008 show a income amount of XXX that is not sourced. Documentation to support this additional income is not provided. Please provide an updated loan application and 1008/CRSE removing this amount or supporting documentation. ;
; The transmittal summary is Present. Received updated 1008 and 1003 removing the erroneous XXX other income. Exception cleared. ; Received updated 1008 and 1003 removing the erroneous XXX other income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070142	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070142	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070142	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070190	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070143	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070143	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070143	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070184	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070184	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070184	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070154	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070178	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070626	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Prepayment Penalty Indicator is Missing	Prepayment Penalty Indicator is Missing	Change status of 'Prepayment Penalty Indicator is Missing' from Active to Open Rebuttal.;
AO direction exception is acknowledge. ; Change status of 'Prepayment Penalty Indicator is Missing' from Open Rebuttal to Acknowledged by Client.;
AO direction exception is acknowledge.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070626	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070626	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070626	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	HAZARD INSURANCE CERTIFICATE MISSING	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Active to Open Rebuttal.; Received XXX for XXX - updating loan accordingly. ; XXX for XXX is missing. Lender to provide.	XXX	Received copy of hazard insurance certificate	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070234	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070234	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note in the file has a Prepayment Penalty Indicator. However Prepayment Penalty is missing from the file and not stated on the Final CD as well	Change status of 'Note Document Indicator is Partial' from Cleared to Active.;
duplicate exception; Uploaded a copy of the corrected Note, letter to borr, and XXX label for delivery. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Note document indicator is Present; Note document indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070234	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Prepayment Penalty Indicator is Missing	Note in the file has a Prepayment Penalty Indicator. However Prepayment Penalty is missing from the file and not stated on the Final CD as well; Please provide the prepayment penalty addendum that is cited in the note. If there is no prepayment penalty, please send an updated note with the correct Borrower's Right to Prepay XXX	Change status of 'Prepayment Penalty Indicator is Missing' from Active to Open Rebuttal.;
Received confirmation from XXX for the package being delivered to borrower.  The package contained a letter to the borrower and a copy of the updated Note removing the Prepayment Penalty.  Exception cleared. ; Change status of 'Prepayment Penalty Indicator is Missing' from Active to Open Rebuttal.;
Updated note removing the prepayment penalty verbiage received with a letter to borrower and XXX label. Pending confirmation from XXX ; Change status of 'Prepayment Penalty Indicator is Missing' from Open Rebuttal to Active.;
Updated note removing the prepayment penalty verbiage received with a letter to borrower and XXX label. Pending confirmation from XXX ; Please provide the prepayment penalty addendum that is cited in the note. If there is no prepayment penalty, please send an updated note with the correct Borrower's Right to XXX	XXX	Prepayment Penalty Indicator is received. Received confirmation from XXX for the package being delivered to borrower. The package contained a letter to the borrower and a copy of the updated Note removing the Prepayment Penalty. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070234	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The Note in the file reflects a PPP indicator that is missing.	Prepayment Penalty Indicator is received. Received confirmation from XXX for the package being delivered to borrower. The package contained a letter to the borrower and a copy of the updated Note removing the Prepayment Penalty. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070163	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval: Income does not match lenders 1008. This is due to Borrowers bank statements for XXX inn include the XXX statement. Lender is using the XXX statement which is not in the file. Please provide the XXX bank statement for XXX, or revise the Income Worksheet, the 1008 and the 1003 using the Bank Statements for XXX that are in the file; Please provide the XXX bank statement for XXX, or revise the Income Worksheet, the 1008 and the 1003 using the Bank Statements for XXX that are in the file.	Uploaded the document {XXX}; Uploaded the missing XXX bank statement. {XXX}	XXX	The borrower income verification does match approval. Received bank statement for XXX. Reviewed and confirmed the amount - exception cleared. ; The borrower income verification does not match approval: Income does not match lenders 1008. This is due to Borrowers bank statements for XXX inn include the XXX statement. Lender is using the XXX statement which is not in the file. Please provide the XXX bank statement for account XXX, or revise the Income Worksheet, the 1008 and the 1003 using the Bank Statements for account XXX that are in the file; Received bank statement for XXX. Reviewed and confirmed the amount - exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070163	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to XXX of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"XXX" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than XXX business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version XXX business days after the creditor delivers or places such version in the mail.; The revised loan estimate delivery date receipt date is less than XXX business days before the consummation date.	Uploaded an LOX to explain what happened. Borr could not open the link when emailed this XXX and ther {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	This compliance test 'Revised Loan Estimate Delivery Date Test (prior to consummation)' is no longer tested; Reviewed clients attestation- borrower could not open LE dated XXX-- therefore client proceeded with Initial CD dated XXX. Reviewed information with Compliance Manager and applying changes to exclude LE XXX from testing since borrower never received it. Exception cleared	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070163	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	This loan failed the XXX initial loan estimate date and initial closing disclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.; The revised LE issued on XXX was issued the same date as the Initial CD dated XXX	Please see other compliance condition for explanation. {XXX}	XXX	This compliance test 'TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test' is no longer tested; Reviewed clients attestation- borrower could not open LE dated XXX-- therefore client proceeded with Initial CD dated XXX. Reviewed information with Compliance Manager and applying changes to exclude LE XXX from testing since borrower never received it. Exception cleared	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070163	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the XXX business day following consummation.

The consumer may exercise the right to rescind until midnight of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.; The funding/disbursement date of XXX is less than business days after the consummation date of XXX	The closing date was XXX therefore I believe the rescission and funding date is ok? Please let {XXX}	XXX	This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is not before the XXX business day following consummation.

The consumer may exercise the right to XXX of the XXX business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070163	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070153	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070212	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070132	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070132	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070132	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX per guidelines.	Change status of 'Interested Party Contribution – Exceeds Guidelines' from Active to Open Rebuttal.;
CRSE states - Max XXX per guidelines. Allowed XXX.  Exception granted to allow XXX to keep loan from going to a competitor.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'XXX – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
CRSE states - Max XXX per guidelines. Allowed XXX. Exception granted to allow XXX to keep loan from going to a competitor. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX Reserve amount matches the lender calculation on the XXX but, an exception was not approved. Lender to provide an exception allowing XXX months of reserves.	Uploaded CRSE for reserve exception. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state a minimum of XXX months of reserves are required.  Actual - XXX months of reserves. Received updated 1008/CRSE that removed the supplemental insurance.  Exception cleared. ; The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX,  Reserve amount matches the lender calculation on the CRSE; but, an exception was not approved. Lender to provide an exception allowing XXX months of reserves. ;
; Received updated CRSE. Guidelines state a minimum of 6 months of reserves are required. Actual - XXX months of reserves. Received updated 1008/CRSE that removed the supplemental insurance. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Subject PITIA amount is higher than stated. Per the final loan application - Supplemental Property XXX in the amount of XXX per month is included. Documentation to support this additional XXX is not provided. Please provide the supplemental report or an updated 1008.	Uploaded 1008. Removed the erroneous supplemental ins amount. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Subject PITIA amount is higher than stated. Per the final loan application - Supplemental Property Insurance in the amount of XXX per month is included. Documentation to support this additional insurance is not provided. Please provide the supplemental report or an updated 1008. . Subject PITIA amount is higher than stated. Per the final loan application - Supplemental Property Insurance in the amount of XXX per month is included. Documentation to support this additional insurance is not provided. Please provide the supplemental report or an updated 1008. ;
; The transmittal summary is Present. Received updated 1008/CRSE that removed the supplemental insurance. Exception cleared. ; Received updated 1008/CRSE that removed the supplemental insurance. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job. Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing Ratio) or XXX (total); Borrower with same Employer/Business for XXX years.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Non-Arms length Transactions are not permitted.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Residual income of XXX Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Residual income of XXX Qualifying LTV is XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Residual income of XXX Qualifying LTV is XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Residual income of XXX Qualifying LTV is XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070192	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'No Property Findings' from Cleared to Active.; invalid	XXX	The exception 'No Property Findings' is cleared.; The exception 'No Property Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Lender Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Residual income of XXX Qualifying LTV is XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070152	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070152	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070152	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070332	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070137	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.; cleared; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; cleared	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070137	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070137	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070137	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070373	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070246	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070166	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070029	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The borrower's business registration and/or license is not included in the loan file. An active business registration with the XXX or XXX is required by guidelines to show that the business is operating legally.	Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Revoked.; invalid	XXX	CPA letter confirnming schedule C income and business questionaire; The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070149	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. DSCR loan. Per the CRSE the DSCR calculation is XXX with a lease agreement. Lease agreement was not provided. Current DSCR calculation is XXX and is based off the Form XXX Lender to provide an updated XXX with the Market Rent calculation or the Lease Agreement.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.;
Received an LOX. Lender's UW used the Current Rent that was outlined on the Market Rent which is an amount of XXX Updating loan accordingly - exception cleared.	XXX	The transmittal summary is Present. Received an LOX. Lender's UW used the Current Rent that was outlined on the Market Rent which is an amount of XXX. Updating loan accordingly - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070155	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate XXX by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate XXX by XXX or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070291	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070158	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require XXX sq ft of gross living space. Subject has XXX Sq ft per appraisal.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Comps support and are bracketed, Verified reserves are XXX and qualifying LTV is XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070158	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070158	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070139	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower XXX Borrower is receiving cash proceeds from the refinance. Guidelines state XXX Units • Cash Out Not Allowed. Please provide an exception and approval for the Cash out proceeds.	Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Cleared to Revoked.; invalid LTV is XXX	XXX	Cash to borrower does not exceed maximum allowable. ; Cash to borrower does not exceed maximum allowable.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require borrowers to XXX their primary residence to qualify for the XXX. Please provide and approval to this exception.; Received updated XXX Guidelines require the borrower to own a primary residence. Actual - Borrower rents primary residence. Appraiser confirms subject is tenant occupied. XXX confirms primary res address matches application. No occupancy concerns. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX No occupancy concerns. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require the borrower to own a primary residence. Actual - Borrower rents primary residence. Appraiser confirms subject is tenant occupied. Borr's driver's license confirms primary res address matches application. No occupancy concerns. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX No occupancy concerns. Lender provided exception for the loan not meeting the guideline requirements. ; Uploaded CRSE for exception for borr not owning his primary. {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines.; Received updated CRSE. Guidelines require the borrower to own a XXX. Actual - Borrower rents XXX. Appraiser confirms subject is XXX occupied. Borr's XXX confirms primary res address matches application. No occupancy concerns. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX Months; Credit History - XXX; No occupancy concerns. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070193	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial	Note document indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070144	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070144	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070144	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070289	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070289	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070289	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070126	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070126	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070126	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070169	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070145	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070145	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070145	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070650	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070136	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070136	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070136	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; The initial LE issued on XXX is missing from the loan file.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
Initial LE dated XXX was provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its business functions) after the creditor or XXX receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed XXX or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.; The tolerance violations are due to the Initial LE issued XXX missing from the loan file.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Reimbursement Amount Validation Test' from Open Rebuttal to Active.;
Initial LE dated XXX was provided to compliance for review. ; This compliance test 'Reimbursement Amount Validation Test' is no longer tested	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to the Initial LE issued XXX missing from the loan file.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Initial LE dated XXX was provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to the Initial LE issued XXX missing from the loan file.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Open Rebuttal to Active.;
Initial LE dated XXX was provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070195	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The initial LE issued on XXX is missing from the loan file.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
Initial LE dated XXX was provided to compliance for review. ; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on Christmas Day (XXX)As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; The Initial LE issued on XXX is missing from the loan file. Please provide the initial LE.	Sent Initial LE issued on XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
Received initial LE dated XXX. Provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its business functions) after the creditor or XXX receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX not being open on Christmas Day (XXX)As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; Received initial LE dated XXX. Provided to compliance for review.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to the intial LE issued on XXX missing from the loan file. Please provide the initial LE.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That Cannot Increase Test' from Open Rebuttal to Active.;
Received initial LE dated XXX. Provided to compliance for review. ; This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to the intial LE issued on XXX missing from the loan file. Please provide the initial LE.	Sent Initial LE dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Open Rebuttal to Active.;
Received initial LE dated XXX. Provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains XXX-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Disclosure Delivery Date Test	This loan failed the XXX Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within XXX business days after the interest rate was locked on XXX and XXX.; The rate was initially locked on XXX however, the Initial LE issued on XXX is missing from the loan file. Please provide the initial LE.	This loan passed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was provided to the borrower within XXX business days after the interest rate was locked.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; HPML loan with established escrows and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070124	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued XXX is missing from the loan file.	Sent COC/Initial CD {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Received Initial CD dated XXX. Provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070124	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.Additionally, the cost of replacement per the appraisal is higher than the hazard insurance coverage. ; Please provide a replacement cost estimator stating the cost to rebuild is at or less than the coverage limit amount. Or coverage that is equal to or more than the loan amount.	Sent RCE {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is sufficient. Received RCE showing the estimated reconstruction cost. Updating loan accordingly - exception cleared. ; Received RCE showing the estimated reconstruction cost. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070124	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to missing LE. The initial LE issued on XXX is missing from the loan file. Please provide the LE.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XXX) As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; The initial LE issued on XXX is missing from the loan file.	Uploaded the document {XXX}; Uploaded the missing LE dated XXX {XXX}	XXX	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
LE dated XXX provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its XXX) after the creditor or XXX receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:As not being open on XXX (XXX)As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its XXX. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to missing LE. The initial LE issued on XXX is missing from the loan file. Please provide the LE.	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Active to Open Rebuttal.;
Documentation required: service providers list is missing from file. Section C fees are calculated in the XXX tolerance when no service provider list is in file.; Uploaded the document {XXX}; Uploaded the XXX - borr shopped for another title co. {XXX}	XXX	Change status of 'Charges That In Total Cannot Increase More Than XXX Test' from Open Rebuttal to Active.;
XXX was provided to compliance for review. ; This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The loan was approved and presented as a XXX-month business bank statement income documentation. The file only contains, and analysis was completed on, XXX months' of bank statements. Either an addition XXX months' of income need to be provided or the approval and Credit Risk and Exception Approval Summary need to be changed to reflect the actual conditions of approval.	Uploaded the CRSE to show the XXX name has been corrected to XXX pr {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received an updated CRSE changing the loan program to XXX XXX. Exception cleared. ; The borrower income verification does not match approval;
The loan was approved and presented as a XXX-month XXX income documentation. The file only contains, and analysis was completed on, XXX months' of bank statements. Either an addition XXX months' of income need to be provided or the approval and Credit Risk and Exception Approval Summary need to be changed to reflect the actual conditions of approval.; Received an updated CRSE changing the loan program to XXX XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070141	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval; The loan was approved and presented as a XXX-month business bank statement income documentation. The file only contains, and analysis was completed on, XXX months' of bank statements. Either an addition XXX months' of income need to be provided or the approval and Credit Risk and Exception Approval Summary need to be changed to reflect the actual conditions of approval.	XXX name has been corrected to XXX. See CRSE uploaded to Borrower in {XXX}	XXX	The borrower income verification does match approval. Received an updated CRSE changing the loan program to XXX XXX. Exception cleared. ; The coborrower income verification does not match approval;
The loan was approved and presented as a XXX-month XXX income documentation. The file only contains, and analysis was completed on, XXX months' of bank statements. Either an addition XXX months' of income need to be provided or the approval and Credit Risk and Exception Approval Summary need to be changed to reflect the actual conditions of approval.; Received an updated CRSE changing the loan program to XXX XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Per guides, XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. XXX Card last activity XXX. Credit Risk Summary does not list this exception on approval.	Uploaded CRSE for tradeline exception. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines required 3 for 12 months or 2 for 24 months (reportin in the last XXX months); Actual - XXX qualifying tradeline for XXX months.  Borrower has other XXX credit.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Per guides,  XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. XXX Card last activity XXX. Credit Risk Summary does not list this exception on approval. ;
; Received updated CRSE. Guidelines required 3 for 12 months or 2 for 24 months (reportin in the last XXX months); Actual - XXX qualifying tradeline for XXX months. Borrower has other XXX credit. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	D	B	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; The initial LE issued on XXX is missing from the loan file.	...correction...uploaded the missing LE dated XXX {XXX}; Uploaded the document {XXX}; Uploaded the initial CD dated XXX {XXX}	XXX	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
LE dated XXX was provided to compliance for review. ; This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its XXX) after the creditor or XXX receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its XXX, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX day count based on the client preferences configured on the company settings XXX days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the XXX that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to the Initial LE dated XXX missing from the loan file. Please provide the Initial LE.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to the Initial LE dated XXX missing from the loan file. Please provide the Initial LE.	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.; The tolerance violations are due to the Initial LE dated XXX missing from the loan file. Please provide the Initial LE.	This compliance test 'Reimbursement Amount Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	C	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070177	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Lender Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Reserves of XXX Months; Residual Income of XXX	D	B	A	A	D	B	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070221	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines state a Verification of the existence of the business required within XXX days of closing. The VOE in the file is dated XXX. Please provide a VOE dated XXX or later.	sos {XXX}; Uploaded the document {XXX}	XXX	Guidelines state a Verification of the existence of the business required within XXX days of closing. The VOE in the file is dated XXX. Please provide a VOE dated XXX or later.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated SOS search conducted on XXX and within guideline requirements. Exception cleared. ; Received an updated SOS search conducted on XXX and within guideline requirements. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070116	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Documentation Required - Discount points increased, missing Initial CD reflecting the change, related XXX in file.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Documentation Required - Per Disclosure Tracking Summary Initial CD XXX missing from file	cd {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Received CD dated XXX and provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070140	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070128	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070128	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070128	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070199	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; XXX with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: Qualifying credit score is XXX, Borrower with same employer for XXX years, Payment decreasing by XXX, Residual income of XXX	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, Borrower with same employer for XXX years, Payment decreasing by $XXX, Residual income of $XXX	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
The liquid reserves of XXX months or XXX are less than the Guidelines minimum required of 6.00 or XXX CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX Borrower with same employer for XXX years, Payment decreasing by XXX Residual income of XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: Qualifying credit score is XXX, Borrower with same employer for XXX years, Payment decreasing by XXX, Residual income of XXX	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070150	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years; Lender Compensating factors include: Qualifying credit score is XXX, Borrower with same employer for XXX years, Payment decreasing by XXX, Residual income of XXX	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070133	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070133	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070133	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070220	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070171	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070171	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070171	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070168	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070168	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070168	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing. Please provide the document for our review.	disclosure {XXX}; Uploaded the document {XXX}	XXX	The homeownership disclosure is recieved. Received copy of Homeownership Counseling Disclosure. Exception cleared. ; Received copy of Homeownership Counseling Disclosure. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	B	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	{XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly. ; AVM provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of XXX Party Valuation Product not Provided' from Active to Open Rebuttal.; AVM provided; updating loan accordingly.	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070026	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070131	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require minimum XXX sq ft. Actual - XXX sq ft.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Guidelines require minimum XXX sq ft.  Actual - XXX sq ft. Exception granted to allow XXX home with XXX sf. The comps provided bracker the subjects GLA and supports the value. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); Payment Decreasing by XXX Reserves of XXX months; Residual Income of XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines require minimum XXX sq ft. Actual - XXX sq ft. Exception granted to allow XXX home with XXX sf. The comps provided bracker the subjects GLA and supports the value. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); Payment Decreasing by XXX Reserves of XXX months; Residual Income of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070131	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070131	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. An updated final loan application is required. The Real Estate Section shows XXX XXX are intended occupancy of Primary Residence. Documentation in the file shows XXX is the primary. A new loan application is required to confirm the correct primary and update the XXX XXX accordingly.	Corrected occupancy for XXX to investment. XXX is the primary - supported by driver's lic {XXX}; Uploaded 1008/1003 with the corrected REO occupancy. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. An updated final loan application is required. The XXX Section shows XXX and XXX are intended occupancy of XXX. Documentation in the file shows 2XXX is the primary. A new loan application is required to confirm the correct primary and update the XXX accordingly. ; Final Loan Application is Present. A coorected 1003 was provided confirming XXX is the borrower's primary residence and XXX is an investment property. Exception Resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	A	C	B	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070117	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file does not contain the CPA letter or other third party confirmation of the borrower's percentage of ownership of the business from which the qualifying income is being derived. The business incorporation documents and stock certificate are dated from XXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Guidelines allow alternative documentation to confirm borrower's ownership. Re-reviewed documentation - sufficient.  Exception cleared. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Cleared to Revoked.;
Revoked	XXX	Final Loan Application is Partial. An updated final loan application is required. The Real Estate Section shows XXX are intended occupancy of Primary Residence. Documentation in the file shows XXX is the primary. A new loan application is required to confirm the correct primary and update the XXX accordingly. ; Final Loan Application is Present. A coorected 1003 was provided confirming XXX is the borrower's primary residence and XXX is an investment property. Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070117	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070117	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070117	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070647	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 65.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 65.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070138	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Intent to Proceed is Missing	The intent to proceed is Missing	Sent Corrected Intent to Proceed {XXX}	XXX	The intent to proceed is Missing; ; The intent to proceed is received. Received intent to proceed; exception cleared. ; Received intent to proceed; exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070134	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070189	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070135	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070135	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070135	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070119	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower XXX Credit Report Indicator is Partial	Borrower XXX credit report indicator is Partial. Credit report in the file is dated XXX and does not include Credit Scores. Lender to provide the initial credit report pulled on or around XXX, that includes the credit scores for all borrowers.	Change status of 'Borrower XXX Credit Report Indicator is Partial' from Active to Open Rebuttal.; Received copy of initial Credit Report dated XXX Updating loan accordingly.	XXX	Borrower four credit report indicator is Present. Received copy of initial Credit Report dated XXX. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing mortgage statement for the borrower's primary residence - XXX. Lender to provide copy.	Acknowledged By the Client {XXX}; mtg statement {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. Missing mortgage statement for the borrower's primary residence - XXX. Lender to provide copy. . Missing mortgage statement for the borrower's primary residence - XXX. Lender to provide copy. ;
; Borrower liabilities verified indicator is Present; Received the mortgage statement for the borrower's primary residence -XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Credit report in the file is dated XXX and does not include Credit Scores. Lender to provide the initial credit report pulled on or around XXX, that includes the credit scores for all borrowers.	both borrowers credit report {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial. Missing mortgage statement for the borrower's primary residence - XXX. Lender to provide copy. . Missing mortgage statement for the borrower's primary residence - XXX. Lender to provide copy. ;
; Borrower liabilities verified indicator is Present; Received the mortgage statement for the borrower's primary residence - XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Three Credit Report Indicator is Partial	Borrower three credit report indicator is Partial. Credit report in the file is dated XXX and does not include Credit Scores. Lender to provide the initial credit report pulled on or around XXX, that includes the credit scores for all borrowers.	Change status of 'Borrower Three Credit Report Indicator is Partial' from Active to Open Rebuttal.; Received copy of initial Credit Report dated XXX Updating loan accordingly.	XXX	Borrower XXX credit report indicator is Present. Received copy of initial Credit Report dated XXX. Updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	CoBorrower Credit Report Indicator is Partial	CoBorrower credit report indicator is Partial. Credit report in the file is dated XXX and does not include Credit Scores. Lender to provide the initial credit report pulled on or around XXX, that includes the credit scores for all borrowers.	Change status of 'CoBorrower Credit Report Indicator is Partial' from Active to Open Rebuttal.; Received copy of initial Credit Report dated XXX Updating loan accordingly.	XXX	CoBorrower credit report indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The primary residence for Bwr 1 & 2 at XXX was not included in the calculation; nor were the other XXX REO properties (owned by all owners) in the liability calculation. DTI calculation is as follows:

$XXX - Subject Property
$XXX - Primary Residences (all borrowers)
$XXX- Liabilities (all borrowers)
$XXX - Net Rental Losses (all borrowers)

$XXX - Income (all borrowers)

$XXX%	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Received upodate CRSE approving an exception to use Lease agreements  and XXX  bank statements to verifi rental Income.  XXX months Rental Income statements from XXX was provided for properties located at XXX and XXX. The DTI including the income is XXX  Comp factors include: XXX Housing ratio, XXX FICO, XXX months reserves and residual income of XXX ; Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Cleared to Active.;
Received CRSE	XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines state verification of employment for a wage earner must be completed within XXX days of closing. The VVOE in the file is dated XXX. Loan closed on XXX. Lender to provide an updated VOE for Borrower 1.	Uploaded the document {XXX}; voe {XXX}	XXX	Guidelines state verification of employment for a XXX must be completed within XXX days of closing. The VVOE in the file is dated XXX. Loan closed on XXX. Lender to provide an updated VOE for Borrower XXX ; Received verification of XXX employment dated Exception resolved,	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The total borrower income calculation is not correct. The income should state - $XXX. In addition, Bwr 1 & 2's primary residence is not outlined in the liabilities section; nor are the additional REO properties. Please provide an updated 1008/CRSE. ; Received updated 1008. exception resolved.	The transmittal summary is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070110	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070110	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070110	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070112	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070122	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines do not allow rent free and cash out under XXX FICO score.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
Acknowledged; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX .DTI is XXX Housing and XXX Total, Borrower with employer for XXX years, Reserves of XXX months, Residual income of XXX Qualifying LTV is XXX	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070122	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070122	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070129	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070118	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: XXX property is ineligible.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Rural ineligible if not in rental area.  Actual - Rural with rentals XXX miles away. Exception granted to proceed with rural property.  Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Qualifying LTV is XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Rural ineligible if not in rental area. Actual - Rural with rentals XXX miles away. Exception granted to proceed with rural property. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070123	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070653	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070653	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070653	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require CPA letter confirming percentage of ownership. The file contains alternative documentation confirming the borrower is the owner, however, the guidelines do not allow alternative documenation and require a CPA letter to confirm the ownership. Please provide a CRSE approving the alternative documentation or a CPA Letter showing borrower is XXX% owner of The XXX for review.	crse {XXX}; Uploaded the document {XXX}	XXX	Exception resolved. ; Guidelines require CPA letter confirming percentage of ownership. The file contains alternative documentation confirming the borrower is the owner, however, the guidelines do not allow alternative documenation and require a CPA letter to confirm the ownership. Please provide a CRSE approving the alternative documentation or a CPA Letter showing borrower is XXX owner of XXX for review.; Received CRSE approving guideline exception for the use of alternative documentation for ownership of the business. Comp factors include XXX Mo reserves; XXX FICO, XXX housing/XXX Total DTI; Borr with employer for XXX years, and residual Income of XXX. Exception Resolved.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.; The initial LE issued on XXX is missing from the loan file. Please provide the initial LE.	LE {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Loan Estimate Delivery Date Test (from application)' from Open Rebuttal to Active.;
Received initial LE sent for review. ; This loan passed the initial loan estimate delivery date test (from application).( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is not later than the XXX business day (counting days on which the creditor's offices are open to the XXX for carrying on substantially all of its business functions) after the creditor or XXX receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the XXX count based on the client preferences configured on the company settings business days profile page:As not being open on XXX As not being open on XXX PLEASE NOTE: If a conflict results from the client preferences configured on the company settings XXX profile page such that a day is marked as XXX open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the XXX for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the creditor receives the consumer's application.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; The XXX% tolerance violation in the amount of $XXX is due to missing Initial LE issued on XXX. Please provide the missing LE.	This loan passed the charges that in total cannot increase more than XXX test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX (XXX) do not exceed the comparable charges (XXX) by more than XXX. Please see the table that displays the Charges That Cannot Increase More Than XXX for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the XXX-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; The XXX tolerance violation in the amount of $XXX is due to a missing Initial LE issued on XXX. Please provide the missing LE.	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070186	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070107	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
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2024070646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Loan is an Investor Cash Flow; but the loan application and the 1008/CRSE show income; DTI calculations. Please provide updated loan application, 1008/CRSE removing the income calculations.	Sent 1003/CRSE/1008/Email to Bwr {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Present; Received updated 1008. Exception Resolved.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070646	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Loan is an Investor Cash Flow; but the loan application and the 1008/CRSE show income; DTI calculations. Please provide updated loan application, 1008/CRSE removing the income calculations.	Sent 1003/CRSE/1008/Email to Bwr {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Present; Received updated 1003. Exception Resolved.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070108	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
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2024070651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Loan Program is listed as an Investor Cash-Flow loan. The 1008, CRSE and final loan application all have income (with DTI) listed. An updated 1008, CRSE and final loan application are required removing the income from the documentation.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; received updated 1003 with no income per the XXX.	XXX	Final Loan Application is Present. Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Loan Program is listed as an Investor Cash-Flow loan. The 1008, CRSE and final loan application all have income (with DTI) listed. An updated 1008, CRSE and final loan application are required removing the income from the documentation.
Uploaded 1008/1003/CRSE with employment and income removed. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Loan Program is listed as an Investor Cash-Flow loan. The 1008, CRSE and final loan application all have income (with DTI) listed. An updated 1008, CRSE and final loan application are required removing the income from the documentation. ;
..  Loan Program is listed as an Investor Cash-Flow loan.  The 1008, CRSE and final loan application all have income (with DTI) listed.  An updated 1008, CRSE and final loan application are required removing the income from the documentation. ;
;
; The transmittal summary is Present; Received updated 1008, Exception Resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial. Credit Report dated XXX was provided; but does not have Credit scores. The initial Credit Report dated in or around XXX is required. Lender to provide.	Uploaded credit report. {XXX}; Uploaded the document {XXX}	XXX	Borrower credit report indicator is Partial. Credit Report dated XXX was provided; but does not have Credit scores. The initial Credit Report dated in or around XXX is required. Lender to provide. . Credit Report dated XXX was provided; but does not have Credit scores. The initial Credit Report dated in or around XXX is required. Lender to provide. ;
; Borrower credit report indicator is Present. Exception Resolved.; received credit report dated XXX to confirm sufficient Credit Scores.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070651	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Per XXX guidelines dated XXX; Ineligible property type : Properties with less than XXX square feet of living area. Subject property has XXX square feet of gross living space.	Please see section XXX of the guidelines. XXX are allowed down to a minimum of XXX square feet. {XXX}	XXX	Appraisal guideline violation is now acceptable. ; Appraisal guideline violation: Per ICF guidelines dated XXX; Ineligible property type : Properties with less than XXX of living area. Subject property has XXX of gross living space.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070437	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070090	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The loan program is DSCR, the 1008 is showing $XXX in monthly income. Please provide an updated 1008 that shows borrower monthly income is $XXX.	Uploaded 1008 with income removed. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The loan program is DSCR, the 1008 is showing XXX in monthly income. Please provide an updated 1008 that shows borrower monthly income is XXX The loan program is DSCR, the 1008 is showing XXX in monthly income. Please provide an updated 1008 that shows borrower monthly income is XXX
; The transmittal summary is Present. Received an updated loan application, 1008/CRSE removing the borrower's income. Exception cleared. ; Received an updated loan application, 1008/CRSE removing the borrower's income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The loan program is DSCR, the 1003 is showing $XXX in monthly income. Please provide an updated 1003 that shows borrower monthly income is $XXX.	Uploaded 1003 with employment and income removed. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
The loan program is DSCR, the 1003 is showing XXX in monthly income. Please provide an updated 1003 that shows borrower monthly income is XXX Final Loan Application is Present. Received an updated loan application, 1008/CRSE removing the borrower's income. Exception cleared. ; Received an updated loan application, 1008/CRSE removing the borrower's income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070645	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
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2024070649	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070649	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Although the borrower paid XXX accounts in full at closing, XXX remained open. The monthly payments for those accouts total $XXX, which when combined with the PITA of the subject of $XXX adds up to $XXX/month or XXX% of the borrower's $XXX monthly income. The 1008 only reflects $XXX in consumer debt.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received email with LOX and a copy of the Seller's CD for the previous primary property. The Seller's CD confirms the XXX for XXX was paid in full at closing. Removing this XXX from the calculation - exception cleared. ; Although the borrower paid XXX in full at closing, XXX remained open. The monthly payments for those accouts total XXX which when combined with the PITA of the subject of XXX adds up to XXX or XXX of the borrower's XXX monthly income. The 1008 only reflects XXX in consumer debt.	XXX	Documentation provided to support Qualifying DTI below XXX. Received email with LOX and a copy of the Seller's CD for the previous primary property. The Seller's CD confirms the account for XXXXXXXXXX Financial was paid in full at closing. Removing this account from the calculation - exception cleared.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070649	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Borrower is missing the bank statements for XXX for the months of XXX. Please provide these XXX months of bank statements for final review.	I have uploaded the missing bk stmts to the other condition. {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX. B1 Y1 Bank Statements; Qualifying DTI of XXX exceeds guideline maximum of 50.00.;
;
Borrower is missing the bank statements for account XXX for the months of XXX. Please provide these XXX months of bank statements for final review.; Received bank statements for the Account ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Borrower is missing the bank statements for XXX for the months of XXX. Please provide these XXX months of bank statements for final review.	Uploaded the document {XXX}; Uploaded the missing bk stmts. {XXX}	XXX	The borrower income verification does match approval. Received bank statements for the Account ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared. ; The borrower income verification does not match approval. Borrower is missing the bank statements for account XXX for the months of XXX. Please provide these XXX months of bank statements for final review.; Received bank statements for the Account ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines. Borrower is missing the bank statements for XXX for the months of XXX. Please provide these XXX months of bank statements for final review.	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.;
Received bank statements for the XXX ending in XXX Completed calculation and matches lenders. Updating income calculation - exception cleared.	XXX	The borrower income verification does match approval. Received bank statements for the XXX ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared. ; The borrower income verification does not match approval. Borrower is missing the bank statements for XXX for the months of XXX. Please provide these XXX months of bank statements for final review.; Received bank statements for the Account ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.; Per appraisal: Please provide an appraisal document stating the XXX detectors have been installed in the XXX floor.	Uploaded the document {XXX}; Uploaded the final inspection. {XXX}	XXX	Residual income meets guidelines. Received bank statements for the Account ending in XXX. Completed calculation and matches lenders. Updating income calculation - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070121	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
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2024070092	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070092	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070092	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070115	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070125	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070125	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070125	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a VVOE within XXX days of execution. Most current VOE is dated XXX. Please provide a VOE dated XXX or after.	Sent Current Business Search {XXX}; Uploaded the document {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated business search conducted on XXX. exception cleared. ; Received updated business search conducted on XXX. exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; Borrower has one tradeline for over XXX months. Guidelines require XXX trade lines reporting for ≥ XXX months; or XXX trade lines reporting for ≥ XXX months with activity in the past XXX months. Please provide an exception to the guidelines	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070130	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification is Unavailable	Borrower employment verification is Unavailable; Guidelines require a VVOE within XXX days of execution. Please provide a VVOE dated XXX or after.	Borrower employment verification is Stated Level XXX Verified (as defined)	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Please. provide undiscounted rate.; Received PCCD documents and provided to compliance for review.	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a XXX that is approved to provide such counseling by the Secretary of the XXX. Department of XXX and XXX or, if permitted by the XXX, by a XXX.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of XXX (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided.; Please. provide undiscounted rate.; Received PCCD documents and provided to compliance for review.	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment.; Please. provide undiscounted rate.; Received PCCD documents and provided to compliance for review.	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a XXX	XXX	PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B. Exception cured within XXX days of the creditor's discovery or receipt of notification of an unintentional violation or XXX error and prior to the institution of any action. The consumer was notified of the compliance failure, appropriate restitution was made, and whatever adjustments necessary were made to the loan to either, (A) make the loan satisfy the requirements of this part; or (B) in the case of a high-cost mortgage, change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage. The consumer accepted a change the terms of the loan in a XXX so that the loan will no longer be a high-cost mortgage.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX downgraded all lender guidelines met.; XXX is compliant and allowed per lender guidelines; therefore, downgraded to A.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XXX percent of the total loan amount of $XXX.; Cure of $XXX required. Cure package includes, PCCD, LOE, copy of check and proof of delivery. Unable to exclude discount points from high cost calculation. Undiscounted rate of XXX% is more than XXX% above the APOR of XXX%, therefore discount points are not XXX fide. ; Received PCCD documents and provided to compliance for review.	Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Active to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070028	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.; The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.	The Right to Receive Appraisal Disclosure provided to the borrower was provided within XXX days of application date of XXX, The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; DSCR approvals are not supposed to include income and/or employment information for the borrower. A new 1003 completed without that information is required to cure the issue.	Uploaded 1003 with employment and income removed. {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
DSCR approvals are not supposed to include income and/or employment information for the borrower. A new 1003 completed without that information is required to cure the issue.; Final Loan Application is Present. Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared. ; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX or $XXX.; Per the 1008, cash to close and meet reserve requirements is coming from a refinance of another property. Evidence of that closing and the receipt of funds by the borrower is not included in the file.	Uploaded CD for refi of XXX for cash to close and reserves. {XXX}; Uploaded the document {XXX}	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX. Received final CD for Refinance on the XXX property. Updating assets accordingly - exception cleared. ; The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 or XXX;
;
Per the 1008, cash to close and meet reserve requirements is coming from a refinance of another property. Evidence of that closing and the receipt of funds by the borrower is not included in the file. ; Received final CD for Refinance on the XXX property. Updating assets accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial; DSCR approvals are not supposed to include income and/or employment information for the borrower. A new 1008 and Credit Risk Summary, each completed without that information is required to cure the issue.	Uploaded 1008 and CRSE with income removed. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial;
;
DSCR approvals are not supposed to include income and/or employment information for the borrower. A new 1008 and Credit Risk Summary, each completed without that information is required to cure the issue.; The transmittal summary is Present. Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared. ; Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of XXX is greater than the available asset amount of XXX.; Per the 1008, cash to close and meet reserve requirements is coming from a refinance of another property. Evidence of that closing and the receipt of funds by the borrower is not included in the file.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Updated CRSE/1008/Loan Application were received; removing the borrower's income calculations. Exception cleared. ; Per the 1008, cash to close and meet reserve requirements is coming from a refinance of another property. Evidence of that closing and the receipt of funds by the borrower is not included in the file.	XXX	Sufficient cash to close is documented. Received final CD for Refinance on the XXX property. Updating assets accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070643	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070648	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070648	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070648	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070097	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070097	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070097	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. The credit report in file reflects a charge off with Merchant One for $XXX last reported XXX less than XXX months. Per the guidelines no collections/chargeoffs allowed within the last XXX months prior to close. The CRSE in the file approved a guideline exception allowing for < than XXX months and indicated the $XXX was being paid in full. However, there is no evidence in the file this has been paid. Please provide evidence of payment as required per the CRSE guideline exception.	This debt was paid off with the refinance of XXX. I just uploaded the CD for that refi to {XXX}	XXX	Borrower has no unresolved derogatory credit. Received Refi Final CD fro the XXX XXX property and show XXX. Confirmed - exception cleared. ; Received Refi Final CD fro the XXX property and show XXX. Confirmed - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070097	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX is greater than the borrower's available assets in the amount of $XXX.; The borrower has insufficient verified funds available to meet the closing cost and reserve requirement. The Final 1003 reflects the borrower was receiving cash out on NOO in the amount of $XXX The file is missing evidence of the reciept and the source of the funds. Without it the borrower has insufficient funds to close the transaction and meet the reserve requirement.	Change status of 'Insufficient cash to close.' from Active to Open Rebuttal.;
Received final CD for Refinance on the XXX. Updating assets accordingly - exception cleared. ; The borrower has insufficient verified funds available to meet the closing cost and reserve requirement. The Final 1003 reflects the borrower was receiving cash out on NOO in the amount of XXX The file is missing evidence of the reciept and the source of the funds. Without it the borrower has insufficient funds to close the transaction and meet the reserve requirement.	XXX	Sufficient cash to close is documented. Received final CD for Refinance on the XXX property. Updating assets accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070097	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX months reserves or $XXX.; The borrower has insufficient verified funds available to meet the closing cost and reserve requirement. The Final 1003 reflects the borrower was receiving cash out on NOO in the amount of $XXX The file is missing evidence of the reciept and the source of the funds. Without it the borrower has insufficient funds to close the transaction and meet the reserve requirement.	Uploaded the CD for the refi. Pg 1 shows borr received XXX cash in hand and pg 3 shows a pay of {XXX}; Uploaded the document {XXX}	XXX	The liquid reserves of XXX months or XXX, is greater than or equal to the Guidelines minimum required of 6.00 or XXX. Borrower Liquid Assets; The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of 6.00 months reserves or XXX;
;
The borrower has insufficient verified funds available to meet the closing cost and reserve requirement. The Final 1003 reflects the borrower was receiving cash out on XXX in the amount of XXX The file is missing evidence of the reciept and the source of the funds. Without it the borrower has insufficient funds to close the transaction and meet the reserve requirement.; Received final CD for Refinance on the XXX property. Updating assets accordingly - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070327	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070327	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070327	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070114	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070109	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070109	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070109	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070096	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070096	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070096	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070100	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070100	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070100	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070111	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ReviewComplete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070111	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ReviewComplete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070111	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	ReviewComplete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070095	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070095	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	CRSE reflects exception due to short reserve requirement. Approved by XXX. Comp factors credit score of XXX, employed XXX+ years,XXX and LTV XXX%. Also, file contains additional assets not included on final 1003 and exceeds actual reserve requirement.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.; exception acknowledged	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070095	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070205	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;	upld coc and initial cd {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070033	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070042	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070644	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070644	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070644	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance	Incorrect rescission model used - XXX form XXX used for Same Lender or Lender Affiliate Refinance	upld rtc, lox, and label {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance ' from Active to Open Rebuttal.;
XXX confirmed delivery to borrower's address on XXX.  Exception cleared. ; Change status of 'Incorrect rescission model used - XXX form model XXX used for Same Lender or Lender Affiliate Refinance ' from Open Rebuttal to Active.;
Updated rescission document completed and sent to the borrower. Pending confirmation from XXX of package delivery. ; Correct recission model form provided. XXX confirmed delivery to borrower's address on XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower residency documentation not provided or issue with documentation	Borrower residency documentation not provided or issue with documentation. ; The borrower has presented an Employment Authorization XXX which is not valid for re-entry into the XXX. He does not have residency status, the XXX presented is not qualified for the XXX and he also resides in the XXX. The borrower needs to provide proof of XXX to qualify for the loan.	The XXX form states he has been approved which means he will be granted a XXX card as he is XXX {XXX}; The UW used the XXX form with case type XXX stating the application has been Approved - The borr {XXX}; Uploaded the document {XXX}	XXX	Borrower residency documentation has been provided and there are no issues with documentation. A copy of the XXX, showing approval for the borrower was received. Reviewed the guidelines and documentation is acceptable. Exception cleared. ; Borrower residency documentation not provided or issue with documentation. ;
The borrower has presented an Employment Authorization XXX which is not valid for re-entry into the United States. He does not have residency status, the XXX presented is not qualified for the XXX and he also resides in the XXX. The borrower needs to provide proof of XXX status to qualify for the loan.; A copy of the XXX, showing approval for the borrower was received. Reviewed the guidelines and documentation is acceptable. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The Final 1003 indicates that the borrower owns the primary residence at XXX in XXX. Section 3 of the application indicates that this is an investment property. A letter of explanation and/or a revised 1003 are required to clear this issue	I uploaded the 1003 again. Page 1 shows XXX is the borrower's primary residence as does {XXX}; Uploaded 1003 with section XXX corrected to show XXX to be borrower's primary residence. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial;
The Final 1003 indicates that the borrower owns the primary residence at XXX in XXX. Section XXX of the application indicates that this is an investment property. A letter of explanation and/or a revised 1003 are required to clear this issue; Final Loan Application is Present. Received an updated loan application changing the primary residence. Exception cleared. ; Received an updated loan application changing the primary residence. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; The Final 1003 indicates that the borrower owns the primary residence at XXX in XXX. Section 3 of the application indicates that this is an investment property. A letter of explanation and/or a revised 1003 are required to clear this issue.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an updated loan application changing the primary residence. Exception cleared. ; The Final 1003 indicates that the borrower owns the primary residence at XXX in XXX. Section 3 of the application indicates that this is an investment property. A letter of explanation and/or a revised 1003 are required to clear this issue.	XXX	Final Loan Application is Partial;
The Final 1003 indicates that the borrower owns the primary residence at XXX in XXX. Section 3 of the application indicates that this is an investment property. A letter of explanation and/or a revised 1003 are required to clear this issue; Final Loan Application is Present. Received an updated loan application changing the primary residence. Exception cleared. ; Received an updated loan application changing the primary residence. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Post Disaster Inspection provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070103	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	C	A	A	A	C	C	C	A	D	D	C	A	C	C	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	The Teachers XXX statement in the file dated XXX reflects a payment of $XXX was not paid and is past due. The Guidelines require XXX. Please provide evidence the past due amount was paid prior to XXX days late.	Sent LOX {XXX}; Uploaded the document {XXX}	XXX	Housing delinquency meets guidelines. Received LOX with copies of bank statements. The XXX Statement reflects the due date of XXX, therefore the Bwr is not Late. It's the way the account is set up, but payment is not past due. Assets for the payment are provided. Re-reviewed the documentation and confirmed. Excepiton cleared. ; The Teachers XXX statement in the file dated XXX-XXX reflects a payment of XXX was not paid and is past due. The Guidelines require XXX. Please provide evidence the past due amount was paid prior to XXX days late. ; Received LOX with copies of bank statements. The XXX Statement reflects the due date of XXX, therefore the Bwr is not Late. It's the way the account is set up, but payment is not past due. Assets for the payment are provided. Re-reviewed the documentation and confirmed. Excepiton cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070106	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Final 1003 and final 1008 reflect extra assets. Accts XXX and XXX both counted twice. please proviude a new 1003 and 1008 removing the duplicate acct.	Sent Email to Bwr/updated 1003 {XXX}; Uploaded the document {XXX}	XXX	Final 1003 and final 1008 reflect extra assets. Accts XXX and XXX XXX counted twice. please proviude a new 1003 and 1008 removing the duplicate acct. ; The exception 'Asset Documents are Incomplete' is cleared. Received email with confirmation sent to borrower regarding the Assets accounts being duplicated. Updated loan application also included. Exception cleared. ; Received email with confirmation sent to borrower regarding the Assets accounts being duplicated. Updated loan application also included. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070106	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070106	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070113	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070113	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070113	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 60.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 60.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070099	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070099	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Please provide a guideline exception for the Interested Party Contribution exceeding guideline max.	Uploaded CRSE for seller contribution exception. {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines show Max XXX seller contributions.  Actual - XXX seller contributions.  XXX credits from seller on final CD. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Seasoned landlord (XXX). Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. Please provide a guideline exception for the Interested Party Contribution exceeding guideline max.;
; Received updated CRSE. Guidelines show Max XXX seller contributions. Actual - XXX seller contributions. XXX credits from seller on final CD. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months; Seasoned landlord (XXX). Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070099	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070101	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070101	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070101	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070159	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070105	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070105	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070105	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070477	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070477	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070477	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum  or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070086	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070104	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070104	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070104	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070094	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070094	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX indicator is Missing	Sent SSR's {XXX}; Uploaded the document {XXX}	XXX	The SSR indicator is Missing;
; The SSR indicator is Present. Received UCDP documentation. CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; Received UCDP documentation. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070094	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070094	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and XXX Collateral Rep and Warrant Relief not provided.	Uploaded the SSR's; no addt'l valuation is req'd {XXX}	XXX	Third Party Valuation Product Provided. Received UCDP documentation. CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; Received UCDP documentation. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070088	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070641	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial: The file does not contain a copy of the XXX, and a $XXX insurance premium was XXX for the coverage.	Sent Policy {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance indicator is Partial: The file does not contain a copy of the XXX, and a XXX insurance premium was XXX for the coverage. : The file does not contain a copy of the XXX, and a XXX insurance premium was XXX for the coverage. ;
; Hazard insurance indicator is Present. Received a copy of XXX. Reviewed the premium for XXX policies and confirmed - exception cleared. ; Received a copy of XXX. Reviewed the premium for both policies and confirmed - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070642	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Hazard insurance indicator is Partial: The file does not contain a copy of the XXX, and a XXX insurance premium was escrowed for the coverage. : The file does not contain a copy of the XXXXXXXXX Insurance policy, and a XXX insurance premium was escrowed for the coverage. ;
; Hazard insurance indicator is Present. Received a copy of XXX. Reviewed the premium for both policies and confirmed - exception cleared. ; Received a copy of XXX. Reviewed the premium for both policies and confirmed - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070642	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070642	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The XXX Disclosure indicates the lender, XXX has affiliates. Therefore the Affiliated Business Disclosure is required.	Exception grade is a B.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070025	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070031	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070031	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070031	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The XXX in the file only reflects only XXX borrower. The note was signed by XXX borrowers. Lender to provide an updated XXX to include both borrowers.	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; An updated CRSE was received; adding the coborrower to the XXX Exception cleared.	XXX	The transmittal summary is Present. An updated CRSE was received; adding the coborrower to the account. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070091	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070091	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070091	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070127	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	A XXX in the amount of $XXX a month was assessed to the Borrower without evidence of the XXX. Please provide a child support order or XXX decree verifying the monthly amount of $XXX.; Received a copy of the XXX pulled credit report that reflects the XXX of $XXX. Updating loan accordingly - exception cleared.	Please see the uploaded XXX credit report. The child support payment shows up there. This debt doe {XXX}; Uploaded the document {XXX}	XXX	A XXX Support Payment in the amount of XXX a month was assessed to the Borrower without evidence of the XXX support liability. Please provide a XXX support order or XXX verifying the monthly amount of XXX;
; Borrower liabilities verified indicator is Present. Received a copy of the AOMs pulled credit report that reflects the child support payment of XXX. Updating loan accordingly - exception cleared. ; Received a copy of the AOMs pulled credit report that reflects the child support payment of XXX. Updating loan accordingly - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070127	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070127	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The verification of employment is required to be within XXX days of closing or at any tiime post-closing per guidelines. The VOE for the borrower was completed on XXX, the loan closed on XXX. A confirmation of the borrower's continued employment is required.; Received updated XXX searches conducted on XXX. Exception cleared.	Uploaded the document {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received updated SOS searches conducted on XXX. Exception cleared. ; The verification of employment is required to be within XXX days of closing or at any tiime post-closing per guidelines. The VOE for the borrower was completed on XXX, the loan closed on XXX. A confirmation of the borrower's continued employment is required.; Received updated SOS searches conducted on XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070176	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	CoBorrower Employment Verification does not meet guidelines	The verification of employment is required to be within XXX days of closing or at any tiime post-closing per guidelines. The VOE for the borrower was completed on XXX, the loan closed on XXX. A confirmation of the borrower's continued employment is required.; Received updated XXX searches conducted on XXX. Exception cleared.	Uploaded XXX for both borrowers. {XXX}; Uploaded the document {XXX}	XXX	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received updated SOS searches conducted on XXX. Exception cleared. ; The verification of employment is required to be within XXX days of closing or at any tiime post-closing per guidelines. The VOE for the borrower was completed on XXX, the loan closed on XXX. A confirmation of the borrower's continued employment is required.; Received updated SOS searches conducted on XXX. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Loan program is a DSCR. The loan application lists income for both borrower's which is not being included in the loan. Lender to provide an updated Loan Application removing the borrower's income/employment. In addition, Per the final loan application, theXXX account has $XXX to use towards the borrower's assets. Per the XXX, the balance has been closer to $XXX per month. The Loan application will need to be updated to reflect all the correct accounts used for the borrower's assets.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
An updated loan application removing the borrower's income was provided.  Exception cleared. ; Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received a copy of the XXX clearing up the asset issue.  Asset condition is now cleared.  ;
Remaining - Loan program is a DSCR.  The loan application lists income for both borrower's which is not being included in the loan.  Lender to provide an updated Loan Application removing the borrower's income/employment.; Change status of 'Final Loan Application is Partial' from Open Rebuttal to Active.;
Received a copy of the XXX clearing up the asset issue.  Asset condition is now cleared.  ;
Remaining - XXX is a DSCR. The loan application lists income for both borrower's which is not being included in the loan. Lender to provide an updated Loan Application removing the borrower's income/employment.	XXX	Final Loan Application is Present An updated loan application removing the borrower's income was provided. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	XXX	The SSR indicator is Not Applicable. CDA received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX exceed XXX allowable per AOCA ICF guidelines dated XXX. ; Received an updated CRSE. Guidelines show the interested party contributions is 3XXX00. Actual is XXX. The interested party contributsion of XXX exceed XXX allowable per AOC ICF Guidelines dated XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (Total); Borr with employer for XXX+ years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of $XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	Change status of 'XXX – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show the interested party contributions is XXX Actual is XXX The interested party contributsion of XXX exceed XXX allowable per XXX ICF Guidelines dated XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Payment decreasing by XXX Reserves of XXX months; Residual Income of XXX Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; upld crse {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines show the interested party contributions is XXX.  Actual is XXX.  The interested party contributsion of XXX. exceed XXX allowable per XXX Guidelines dated XXX.  Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months.  Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
; Received an updated CRSE. Guidelines show the interested party contributions is XXX. Actual is XXX. The interested party contributsion of XXX exceed XXX allowable per XXX Guidelines dated XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Payment decreasing by XXX; Reserves of XXX months; Residual Income of XXX; Credit History - XXX-last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; CDA received; updating loan accordingly.	upld cda {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. CDA received; updating loan accordingly. ; CDA received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070024	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	The file is missing both the CPA letter and the business/bank statement questionnaire required by guidelines. The questionnaire in file is for a different, unrelated borrower.; Business Questionnaire received. In addition, the operating agreement was received showing the borrower is XXX of the business. Per guidelines, documentation is accepted to confirm ownership. Exception cleared.	Uploaded the correct XXX Questionnaire and also the Operating Agreement that shows XXX is XXX {XXX}; Uploaded the document {XXX}	XXX	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Business Questionnaire received. In addition, the operating agreement was received showing the borrower is XXX of the business. Per guidelines, documentation is accepted to confirm ownership. Exception cleared. ; The file is missing both the CPA letter and the business/bank statement questionnaire required by guidelines. The questionnaire in file is for a different, unrelated borrower.; Business Questionnaire received. In addition, the operating agreement was received showing the borrower is XXX of the business. Per guidelines, documentation is accepted to confirm ownership. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070087	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070084	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070084	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070084	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a CPA letter confirming percentage of ownership or an Operating Agreement/Bylaws, Partnership Agreement, Articles of Incorporation used to verify percentage of business
ownership may be aged greater than XXX days. Please provide one of the above documents stating a XXX% ownership in XXX for review.; Received an LOX with documentation to tie borrower back to the business. Documentation shows the borrower is XXX% of the owner - exception cleared.	Uploaded LOX with supporting documentation showing borr is XXX owner. {XXX}; Uploaded the document {XXX}	XXX	Guidelines require a CPA letter confirming percentage of ownership or an Operating Agreement/Bylaws, Partnership Agreement, Articles of Incorporation used to verify percentage of business;
ownership may be aged greater than XXX days. Please provide one of the above documents stating a XXX ownership in XXX for review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an LOX with documentation to tie borrower back to the business. Documentation shows the borrower is XXX of the owner - exception cleared. ; Received an LOX with documentation to tie borrower back to the business. Documentation shows the borrower is XXX of the owner - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Guidelines require a CPA letter confirming percentage of ownership or an Operating Agreement/Bylaws, Partnership Agreement, Articles of XXX used to verify percentage of business;
ownership may be aged greater than XXX days. Please provide one of the above documents stating a XXX% ownership in XXX for review.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an LOX with documentation to tie borrower back to the business. Documentation shows the borrower is XXX% of the owner - exception cleared. ; Received an LOX with documentation to tie borrower back to the business. Documentation shows the borrower is XXX% of the owner - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Loan is a XXX. Income is listed for the borrower on the loan application, the 1008 and the CRSE - triggering a DTI. Please provide an updated 1008/CRSE - removing the borrower's income. ; Received an updated 1008/CRSE - removing the borrower's income. Exception cleared.	Uploaded 1008 and CRSE with income removed. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Loan is a XXX. Income is listed for the borrower on the loan application, the 1008 and the CRSE - triggering a DTI. Please provide an updated 1008/CRSE - removing the borrower's income. . Loan is a XXX. Income is listed for the borrower on the loan application, the 1008 and the CRSE - triggering a DTI. Please provide an updated 1008/CRSE - removing the borrower's income. ;
; The transmittal summary is Present. Received an updated 1008/CRSE - removing the borrower's income. Exception cleared. ; Received an updated 1008/CRSE - removing the borrower's income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided; updating loan accordingly.	Uploaded the AVM. The ClearAVM Estimate is within XXX of the appraised value with a XXX confidence s {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided. AVM provided; updating loan accordingly. ; AVM provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070640	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The final loan application shows the borrower's current address is XXX. In the Real Estate section of the loan application; the XXX property is not listed. Lender to provide an updated loan application to include the borrower's primary residence at XXX. ; Received an updated loan application - removing the borrower's income. Exception cleared.	Uploaded 1003 with employment/income removed. Also see page 6 of 1003 for the primary residence list {XXX}; Uploaded the document {XXX}	XXX	Final Loan Application is Partial. The final loan application shows the borrower's current address is XXX. In the XXX section of the loan application; the XXX property is not listed. Lender to provide an updated loan application to include the borrower's primary residence at XXX. ; Final Loan Application is Present. Received an updated loan application - removing the borrower's income. Exception cleared. ; Received an updated loan application - removing the borrower's income. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070071	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Final Loan Application is Partial. The final loan application shows the borrower's current address is XXX. In the Real Estate section of the loan application; the XXX property is not listed. Lender to provide an updated loan application to include the borrower's primary residence at XXX ; Final Loan Application is Present. Received an updated loan application - removing the borrower's income. Exception cleared. ; Received an updated loan application - removing the borrower's income. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070071	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070071	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA provided; updating loan accordingly.	Uploaded CDA. {XXX}; Uploaded the document {XXX}	XXX	Third Party Valuation Product Provided.; CDA provided; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070071	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX meets guideline requirement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070081	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070081	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070081	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070070	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070080	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070080	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070080	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070066	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070066	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070066	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070093	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070222	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXX is not sufficient. The subject loan amount is XXX. The file contains a replacement cost estimator of $XXX however the XXX does not indicate not indicate guaranteed replacement cost. ; Received an updated XXX including the Selected Coverages and confirmation Extended Replacement Cost of XXX%. Adding additional coverage - exception cleared. ; The hazard coverage is less than the loan amount and does not indicate guaranteed replacement cost. Please provide additional property coverage or confirm the existing policy has guaranteed replace ment coverage.	Sent HOI Policy--see page 2 {XXX}; Uploaded the document {XXX}	XXX	Hazard insurance coverage is XXX, the subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value of XXX. Received an updated XXX including the Selected Coverages and confirmation Extended Replacement Cost of XXX. Adding additional coverage - exception cleared. ; Received an updated XXX including the Selected Coverages and confirmation Extended Replacement Cost of XXX. Adding additional coverage - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070089	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070089	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070085	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070085	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070085	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070076	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070076	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070638	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070079	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070079	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070079	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX or XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The initial CD issued on XXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; Sent Initial CD {XXX}; The initial CD issued on XXX is missing from the loan file. ; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070068	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070068	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070068	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; Received a breakdown of the borrower's income calculation and an updated 1008. Reviewed and confirmed the income - exception cleared. ; The reviewer is unable to reconcile the information in the file to the figures provided on the 1008. Please provide the lender's calculations for the base income figure and all real estate holdings.	Uploaded the 1008 (with corrected subject qual pmt) and the income and REO calculation worksheet fro {XXX}; Uploaded the document {XXX}	XXX	The borrower income verification does match approval. Received a breakdown of the borrower's income calculation and an updated 1008. Reviewed and confirmed the income - exception cleared. ; The borrower income verification does not match approval;
The reviewer is unable to reconcile the information in the file to the figures provided on the 1008. Please provide the lender's calculations for the base income figure and all real estate holdings.; Received a breakdown of the borrower's income calculation and an updated 1008. Reviewed and confirmed the income - exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The subject PITIA is incorrect. Per the appraisal, the XXX fees are $XXX per month. Total PITIA payment is $XXX. ; Received an updated 1008 showing the corrected PITIA payment on the subject property. Exception cleared.	Sent Updated 1008 {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. The subject PITIA is incorrect. Per the appraisal, the HOA fees are XXX per month. Total PITIA payment is XXX. . The subject PITIA is incorrect. Per the appraisal, the HOA fees are XXX per month. Total PITIA payment is XXX ;
; The transmittal summary is Present. Received an updated 1008 showing the corrected PITIA payment on the subject property. Exception cleared. ; Received an updated 1008 showing the corrected PITIA payment on the subject property. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070063	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070063	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070063	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070062	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070062	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070062	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070652	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines show Minimum of XXX square feet living space is required. Actual - XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Guidelines - Minimum XXX square feet; Actual - Subject XXX square feet.  Exception granted to allow XXX home with XXX sq ft. The comparable rentals are of similar size and support the value and marketability of smaller homes in the subject market. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX Seasoned landlord. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines - Minimum XXX square feet; Actual - Subject XXX square feet. Exception granted to allow XXX home with XXX sq ft. The comparable rentals are of similar size and support the value and marketability of smaller homes in the subject market. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX Seasoned landlord. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Comparable XXX subject property XXX`
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Comparable XXX subject property XXX`
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070073	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Comparable XXX subject property XXX`
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070074	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070074	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070074	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate; A copy of the Master Policy was provided; but does not show the amount of coverage for the building. Lender to provide an updated policy to include the building coverage amount. ; Received an updated master policy showing the building coverage. Updating loan accordingly XXX- exception cleared. ; The XXX with the building coverage is missing from the file	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Open Rebuttal to Active.;
A copy of the XXX was provided; but does not show the amount of coverage for the building. Lender to provide an updated policy to include the building coverage amount. ; A copy of the XXX was provided; but does not show the amount of coverage for the building. Lender to provide an updated policy to include the building coverage amount. ; Received an updated XXX showing the building coverage. Updating loan accordingly XXX exception cleared. ; Sent XXX {XXX}; Sent XXX {XXX}; The XXX with the building coverage is missing from the file; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'HAZARD INSURANCE CERTIFICATE MISSING' from Open Rebuttal to Active.;
A copy of the XXX was provided; but does not show the amount of coverage for the building. Lender to provide an updated policy to include the building coverage amount. ; Missing copy of hazard insurance certificate;
The XXX with the building coverage is missing from the file; Received copy of hazard insurance certificate. Received an updated business search conducted on XXX. Exception cleared. ; A copy of the XXX was provided; but does not show the amount of coverage for the building. Lender to provide an updated policy to include the building coverage amount. ; Received an updated XXX showing the building coverage. Updating loan accordingly XXX- exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070082	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require proof of ownership percentage. Please provide one of the following documents showing borrower has XXX% ownership in XXX:
Third Party accountant letter, Operating agreement(single member) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, XXX, XXX (must reflect XXX)); A copy of the Operating agreement (XXX) was provided and confirms borrower's ownership percentage. Exception cleared.	Uploaded Articles of Organization. {XXX}; Uploaded the document {XXX}	XXX	Guidelines require proof of ownership percentage. Please provide one of the following documents showing borrower has XXX ownership in XXX;
Third Party accountant letter, Operating agreement(XXX) or equivalent stating ownership percentage (example of equivalent documentation can include but not limited to: Partnership Agreement, Articles of Incorporation, XXX (must reflect XXX)); The exception 'Borrower Employment Verification does not meet guidelines' is cleared. A copy of the Operating agreement (XXX) was provided and confirms borrower's ownership percentage. Exception cleared. ; A copy of the Operating agreement (XXX) was provided and confirms borrower's ownership percentage. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070069	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Documentation required to clear exception. Initial CD issued XXX is missing from the loan file. ; Initial CD and confirmation of proof provided to compliance for review.	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070069	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX.; Please provide a guideline exception for a maximum loan amount violation.	Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Active to Open Rebuttal.;
Received an updated CRSE.  Guidelines show max loan amount allowed - XXX  Actual - XXX  XXX approved excewption for the loan amount being over XXX  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (housing) // XXX (Total); Payment decreasing by XXX Reserves of XXX months; Residual Income of XXX Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Loan amount is greater than the maximum loan amount allowed per guidelines' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE. Guidelines show max loan amount allowed - XXX Actual - XXX XXX approved excewption for the loan amount being over XXX Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (housing) // XXX (Total); Payment decreasing by XXX Reserves of XXX months; Residual Income of XXX Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070069	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Change status of 'No Property Findings' from Open Rebuttal to Active.; e	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require a minimum of XXX gross sq ft of living space. Appraisal states property has XXX sq ft.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX Reserves of XXX Months, XXX last XXX months and seasoned landlord.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX  Comparable sales are similar in size and XXX
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX  Comparable sales are similar in size and XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX  Comparable sales are similar in size and XXX
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070065	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070065	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070065	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070102	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070098	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX ($XXX) and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX($XXX) and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070098	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070098	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070058	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070058	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070058	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070077	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070072	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070072	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070072	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Documentation required to clear exception. The initial CD issued on XXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD received and provided to compliance for review. ; Documentation required to clear exception. The initial CD issued on XXX is missing from the loan file. ; Sent Initial CD dated XXX {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Initial Closing Disclosure Delivery Date Test' from Open Rebuttal to Active.;
Initial CD received and provided to compliance for review. ; This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070064	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070064	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070064	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070060	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070060	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070060	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070061	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070057	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
XXX states - guideline minimum reserve requirement is XXX months.  Actual - XXX months.  Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); XXX with employer for XXX years; Residual Income of XXX Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
XXX states - guideline minimum reserve requirement is XXX months. Actual - XXX months. Compensating Factors : Qualifying Credit Score is XXX DTI - XXX (Housing) // XXX (Total); XXX with employer for XXX years; Residual Income of XXX Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Residual income XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070057	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years Residual income XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070639	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070639	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070639	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070067	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070067	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070067	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require a Minimum of XXX square feet (XXX). Actual - XXX square feet.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Guidelines require a Minimum of XXX square feet XXX  Actual - XXX square feet. Comps similar and support square feet. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX-last XXX months; Seasoned landlord XXX years). Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines require a Minimum of XXX square feet XXX Actual - XXX square feet. Comps similar and support square feet. Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - XXX-last XXX months; Seasoned landlord XXX years). Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070083	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; Per Disclosure Tracking Summary, missing Initial CD dated XXX.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; Per Disclosure Tracking Summary, missing Initial CD dated XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	XXX of Disclosures Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Revoked.; Duplicate exception	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Higher-Priced Mortgage Loan' from Active to Acknowledged by Seller.;
The exception is currently marked as Non-Material.;
Lender Acknowledged HPML Disclosure; XXX established, and appraisal receipt acknowledged within XXX days	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	XXX Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.All thresholds (Modified XXX XXX XXX,XXX, and XXX ) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.; Not Exempt - Loan amount less than $XXX; Primary Residence; XXX.
Change status of 'XXX Threshold Exceeded' from Active to Acknowledged by Seller.; Not Exempt - Loan amount less than XXX Primary Residence; XXX Person.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070611	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	Compliance	XXX County Threshold Loan Points and Fees Test	This loan failed the threshold loan points and fees test.
 (XXX., XXX)
The total points and fees of the mortgage exceed XXX% of the total loan amount in the case that the loan amount is $XXX or greater, or $XXX in the case that the loan amount is less than $XXX.; Cure Package provided shows an estimated delivery date of XXX. Unable to cure until package has been confirmed delivered	Change status of 'XXX County Threshold Loan Points and Fees Test' from Active to Open Rebuttal.;
Cure package provided; Change status of 'XXX Threshold Loan Points and Fees Test' from Cleared to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	This loan passed the threshold loan points and fees test.
 (XXX)
																	The total points and fees of the mortgage do not exceed XXX of the total loan amount in the case that the loan amount is XXX or greater, or XXX in the case that the loan amount is less than XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 21. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	Compliance	Threshold Loan	Threshold Loan
 (XXX)
This loan is a threshold loan due to all of the following findings:
The loan is secured by residential real property located within the County on which there is situated a dwelling for not more than four families or a XXX unit, or is secured by a cooperative unit within the County;The loan exceeds an APR threshold, a points and fees threshold, or both;The total loan amount does not exceed $XXX.; Cure Package provided shows an estimated delivery date of XXX. Unable to cure until package has been confirmed delivered	Change status of 'Threshold Loan' from Active to Open Rebuttal.;
Cure package provided; Change status of 'Threshold Loan' from Cleared to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	Threshold Loan
 (XXX)
This loan is not a threshold loan due to XXX or more of the following findings:
																	The loan is not secured by XXX located within the XXX on which there is situated a XXX for not more than XXX families or a XXX unit;The loan is not secured by a cooperative unit within the XXX; The loan exceeds niether an APR threshold, nor a points and fees threshold;The total loan amount exceeds XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 21. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX established, and appraisal receipt acknowledged within XXX days.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
per new attestation from XXX  HPML loans are allowed. ; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Cured Post Close.;
															HPML is cleared per attestation dated XXX	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 21. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared		Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 21. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070595	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial- lender to provide departing primary( XXX) taxes and insurance documentation as mortgage not XXX and no evidence found in file. Also, borrower needs to provide LOE to explain motivation for moving from a larger house 1000 sq ft (XXX) to subject property XXX and smaller square footage XXX sq. ft	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
															Received LOX with corresponding documentation. Departing residence of XXX is financed with XXX and the monthly payment includes taxes and insurance. No hoa per XXX. Reviewed - exception cleared.	XXX	Borrower liabilities verified indicator is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 21. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070540	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070540	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of 80.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070508	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070508	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The AOCA XXX Guidelines require maximum LTV of XXX% to have DSCR less than XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Open Rebuttal.;
Received CRSE - guidelines show maximum LTV of XXX if DSCR is less than XXX  Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - No lates reporting back to XXX (XXX).  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'DSCR is less than guideline minimum' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - guidelines show maximum LTV of XXX if DSCR is less than XXX Compensating Factors : Qualifying Credit Score is XXX Reserves of XXX Months; Credit History - No lates reporting back to XXX (XXX). Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070508	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070507	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070507	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070507	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX. Based on rate lock date of XXX; the XXX guidelines dated XXX show a DSCR less than XXX has a Maximum LTV of XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received CRSE - if DSCR is less than XXX - maximum LTV is XXX  Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - if DSCR is less than XXX - maximum LTV is XXX Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070507	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Based on rate lock date of XXX; the ICF guidelines dated XXX show a DSCR less than XXX has a Maximum LTV of XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received CRSE - if DSCR is less than XXX - maximum LTV is XXX  Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received CRSE - if DSCR is less than XXX - maximum LTV is XXX Compensating Factors : Credit History - XXX-last XXX months; Reserves. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070502	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX.; Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.
														Exception received PG 629. Condition downgraded.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.			Exception received PG 629. Condition downgraded.; The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX.	XXX	FICO XXX, excellent credit history, XXX; current mortgage XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070502	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	FICO XXX, excellent credit history, XXX; current mortgage XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070502	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Missing payment history for Primary Residence. Missing Final CD (Signed and dated or stamped by title company) for primary residence purchase to verify first payment date and housing history.			Housing delinquency meets guidelines. Received LOX from borrower with a copy of the credit report. The previous mortgage closed on XXX. LOX states: borrowers lived with XXX from XXX to the end of XXX while subject property was being built. Property XXX and closed at the beginning of XXX (XXX) and borrower's had a free lease back for XXX months before moving in with XXX. Reviewed - confirmed. Exception cleared.	XXX	FICO XXX, excellent credit history, XXX; current mortgage XXX	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070502	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.			Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	XXX	FICO XXX, excellent credit history, XXX; current mortgage XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070502	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Change status of 'Third Party Valuation Product Not Provided' from Active to Revoked.
														Duplicate - Revoke; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			Third Party Valuation Product Provided.	XXX	FICO XXX, excellent credit history, XXX; current mortgage XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Per AOC guidelines, a XXX applicant must have XXX months of reserves. Our XXX matches the CRSE at XXX; not exception listed by lender.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Open Rebuttal.;
Received updated CRSE. Per XXX guidelines, a XXX National applicant must have XXX months of reserves.  Our XXX matches the CRSE at XXX not exception listed by lender.  Compensating Factors : LTV - XXX Other - not necessary - CU Score XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
															Received updated CRSE. Per XXX guidelines, a Foreign National applicant must have XXX months of reserves. Our XXX matches the CRSE at XXX not exception listed by lender. Compensating Factors : LTV - XXX Other - not necessary - CU Score XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070498	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Per guidelines, the LTV/CLTV is limited to XXX% if the DSCR is < XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per XXX guidelines, DSCR less than XXX has a max of XXX LTV.  Loan LTV is calculated at XXX  Compensating Factors : Credit History - XXX-last XXX onths; Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Per XXX guidelines, DSCR less than XXX has a max of XXX LTV. Loan LTV is calculated at XXX Compensating Factors : Credit History - XXX-last XXX onths; Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received copy of the XXX XXX showing a CU Score of XXX TPV is not required. Exception cleared.	XXX	Third Party Valuation Product Provided. Received copy of the FNMA UCDP showing a CU Score of XXX. TPV is not required. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Per guidelines, the LTV/CLTV is limited to XXX% if the DSCR is < XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per XXX guidelines, DSCR less than XXX has a max of XXX LTV.  Loan LTV is calculated at XXX  Compensating Factors : Credit History - XXX-last XXX onths; Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Per XXX guidelines, DSCR less than XXX has a max of XXX LTV. Loan LTV is calculated at XXX Compensating Factors : Credit History - XXX-last XXX onths; Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070491	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070488	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Flood Certificate is Missing	The file is missing a copy of the Flood Certification for the subject property.	Change status of 'Flood Certificate is Missing' from Active to Open Rebuttal.; Received copy of Flood Certificate. Updating loan accordingly.	XXX	The flood certification is Present. Received copy of Flood Certificate. Updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070488	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070488	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
															The lender approved the exception for having only XXX opem trade line. citing overall credit depth, XXX months reserves, and an XXX LTV.	XXX		XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070487	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly	XXX	Third Party Valuation Product Provided. CDA received; updating loan accordingly	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV is less than Guideline CLTV of 70.00. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070485	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070481	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; Received copy of XXX documents showing a CU Score of XXX Exception cleared.	XXX	The SSR indicator is Present. Received copy of UCDP documents showing a CU Score of XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received copy of XXX documents showing a CU Score of XXX Exception cleared.	XXX	Third Party Valuation Product Provided. Received copy of UCDP documents showing a CU Score of XXX. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070480	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The affiliate business disclosure is Not Applicable	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; I uploaded all CDs from XXX to XXX (XXX in total) with XXX to make sure you have all. {XXX}; TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid XXX . the XXX tolerance violation in the amount of $XXX is due to increase of Discount fee from $XXX to $XXX from the initial CD XXX to the Final CD XXX.; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - XXX is not required.; Uploaded the document {XXX}	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - TPV is not required.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing; UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - TPV is not required.; Uploaded the document {XXX}	The SSR indicator is Present. UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - TPV is not required.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with estblished XXX met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070475	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Required Fees Test	This loan failed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX% of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a XXX of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a XXX of title insurance without endorsements established in accordance with state law.	This loan passed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest or any XXX discount points used to buy down the interest rate, any fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that do not exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or XXX;A state base premium for a XXX of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a XXX of title insurance without endorsements established in accordance with state law.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; UCDP documentation was provided. CU Score is XXX; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.; Uploaded the document {XXX}	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is XXX; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070470	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070462	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; AVM provided; updating loan accordingly. ; Uploaded the document {XXX}	Third Party Valuation Product Provided. AVM provided; updating loan accordingly.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - TPV is not required.; Uploaded the document {XXX}	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is XXX; R&W Relief is Not Eligible. Updating loan accordingly - TPV is not required.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070452	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070446	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070446	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070446	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing; The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	XXX	The affiliate business disclosure is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070482	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070147	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Lender is using the Interest only payment on the 1008 and CRSE. Guidelines require a XXX year term, Interest only loan to be qualified at XXX YR AM full PITIA Payment. Please update the 1008 and the CRSE using the proper XXX yr amortization full PITI payment.	Updated PITIA using XXX yr fully XXX. Uploaded 1008 and XXX reflecting. {XXX}; Uploaded the document {XXX}	XXX	The transmittal summary is Partial. Lender is using the Interest only payment on the 1008 and CRSE. Guidelines require a XXX year term, Interest only loan to be qualified at XXX YR AM full PITIA Payment. Please update the 1008 and the CRSE using the proper XXX yr amortization full PITI payment.. Lender is using the Interest only payment on the 1008 and CRSE. Guidelines require a XXX year term, Interest only loan to be qualified at XXX YR AM full PITIA Payment. Please update the 1008 and the CRSE using the proper XXX yr amortization full PITI payment.;
; The transmittal summary is Present. Received updated 1008/CRSE utilizing the correct payment. Exception cleared. ; Received updated 1008/CRSE utilizing the correct payment. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070146	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070027	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; The borrower has only one credit score being reported; guidelines require at least XXX. The lender will have to either obtain an additional credit score or approve an exception to allow only the XXX.	credit report showing scores {XXX}; Uploaded the document {XXX}	XXX	Borrower liabilities verified indicator is Partial;
;
The borrower has only one credit score being reported; guidelines require at least XXX. The lender will have to either obtain an additional credit score or approve an exception to allow only the XXX. Borrower liabilities verified indicator is Present. Received an updated credit report dated XXX showing XXX credit scores. Updating loan - exception cleared. ; Received an updated credit report dated XXX showing XXX credit scores. Updating loan - exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070457	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; XXX with established XXX and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070457	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing; UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; Uploaded the document {XXX}	The SSR indicator is Present. UCDP documentation provided. CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070457	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070457	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070457	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; XXX documentation provided. CU Score is XXX is Eligible. Exception cleared.	XXX	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070453	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. An updated 1008/CRSE is needed. Liability calculation is based off the broker's credit report (only report provided) and the REO calculation is significantly lower based on the lease agreements and mortgage statements provided. Final calculations are : $XXX - Liabilities; $XXX REO Rental Loss. DTI calculation is XXX%. ; Please see my explanation for the DTI calculation. Let me know if you don't agree. Thank you {XXX}; Received an LOX with lender's DTI Calculation. Per lender, for XXX XXX- Lease is $XXX ----- this is > than the PITIA so we set the total to just “XXX” the PITIA of $XXX ($XXX net). Removed this property from our calculation and updated the REO properties. Exception cleared. ; Uploaded the document {XXX}	The transmittal summary is Present. Received an LOX with lender's DTI Calculation. Per lender, for XXX - Lease is XXX XXX = XXX ----- this is &gt; than the PITIA so we set the total to just “wash” the PITIA of XXX (XXX). Removed this property from our calculation and updated the REO properties. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	A	A	A	B	B	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070453	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	XXX	The transmittal summary is Present. Received an LOX with lender's DTI Calculation. Per lender, for XXX- Lease is XXXmo X XXX% = XXX/mo ----- this is &gt; than the PITIA so we set the total to just “wash” the PITIA of $XXX/mo ($XXX net). Removed this property from our calculation and updated the REO properties. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	B	B	D	A	A	A	B	B	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070453	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	A	A	A	B	B	C	C	A	B	D	D	A	B	C	C	A	B	D	D	A	B	D	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing; UCDP documentation provided showing CU Score is XXX; R&W Relief is Eligible. Exception cleared. ; Uploaded the document {XXX}			The SSR indicator is Present. UCDP documentation provided showing CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. Page 2 of the final 1003 is missing. Lender to provide. ; Received copy of full loan application. Verified the information with the assets/liabilities and confirmed amounts matched. Exception cleared. ; Uploaded the document {XXX}			Final Loan Application is Present. Received copy of full loan application. Verified the information with the assets/liabilities and confirmed amounts matched. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070456	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; I uploaded the XXX - CU score = XXX {XXX}; UCDP documentation provided showing CU Score is XXX; R&W Relief is Eligible. Exception cleared.			Third Party Valuation Product Provided. UCDP documentation provided showing CU Score is XXX; R&W Relief is Eligible. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Condition acknoweldged, final grade will be a B.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Constitution XXX Required Fees Test	This loan failed the required fees test. (XXX Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed XXX% of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or licensed surveyor;A state base premium for a XXX of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a XXX of title insurance without endorsements established in accordance with state law.; discount point disclosure in the loan file. ; Document required.
please provide evidence of Discount point / Election to pay Discount points required to confirm rate.	This loan passed the required fees test. (Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended XXX)The loan requires the borrower(s) to pay, in addition to interest or any bona fide discount points used to buy down the interest rate, any fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that do not exceed XXX of the original principal amount, excluding fees for:An appraisal performed by a third party appraiser;A property survey performed by a state registered or XXX;A state base premium for a XXX of title insurance with endorsements established in accordance with state law, or a title examination report if its cost is less than the state base premium for a XXX of title insurance without endorsements established in accordance with state law.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070476	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070404	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070418	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070408	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070434	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070403	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
An amended policy with an explanation from the XXX stating - they do not have a replacement cost estimator only a minimum price per XXX requirement and their minimum is XXX per sqft for all construction types. After discussions with management, the coverage carries an inflation guard endorsement where the XXX re-accesses if the cost to rebuild is current based on current market conditions. Based on this additional information - we confirm, sufficient coverage is available. Exception cleared.	XXX	Hazard insurance coverage is sufficient.; Hazard insurance coverage is sufficient. An XXX with an explanation from the XXX stating - they do not have a replacement cost estimator only a minimum price per XXX requirement and their minimum is XXX per XXX for all construction types. After discussions with management, the coverage carries an inflation guard endorsement where the XXX re-accesses if the cost to rebuild is current based on current market conditions. Based on this additional information - we confirm, sufficient coverage is available. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070403	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070403	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Subject is only XXX square feet, minimum per guidelines is XXX.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Subject is only XXX square feet, minimum per guidelines is XXX Lender approved the exception, saying that the comps bracketed the subject appropriately. Compensating Factors : Verified Reserves are XXX Credit History - XXX-last XXX months	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070402	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Tex. Const. art. XVI § 50(f)(2) - XXX Notice for Non Home Equity was not provided	Tex. Const. art. XVI, § 50(f)(2) - XXX Notice for Non Home Equity was not provided	Change status of XXX Const. art. XVI, § 50(f)(2) - XXX XXX Notice for Non Home Equity was not provided' from Cleared to Revoked.; CLeared.	XXX	XXX Notice for Non Home Equity was provided; XXX Notice for Non Home Equity was provided	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; No Cure Required - XXX Loan with established XXX and appraisal requirement met. Downgraded	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX is compliant and allowed per lender guidelines; therefore, downgraded to A	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070407	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070396	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; XXX loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Percentage of Downpayment from Borrower Own Funds is XXX	The percentage of downpayment from borrower own funds is XXX	Change status of 'Percentage of Downpayment from Borrower Own Funds is XXX from Active to Acknowledged by Client.; Per guuidelines. Allowable for Primary residence	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	B	B	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070292	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Guidelines require a minimum expense ratio of XXX%. Lender is using a XXX% expense ratio.	Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors include: CPA states XXX Qualifying Credit Score is XXX Payment shock is only XXX Reserves of XXX Months, Residual Income of XXX Qualifying LTV is XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: CPA states XXX, Payment shock is only XXX, Residual Income of XXX, Qualifying LTV is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Acknowledged by Client.;
The State of XXX enacted a statute effective XXX that does not allow the XXX to disclose guaranteed replacement coverage or the replacement cost estimator. However, the coverage is less than the loan amount, Loan amount XXX coverage XXX	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: CPA states XXX, Payment shock is only XXX, Residual Income of XXX, Qualifying LTV is XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: CPA states XXX, Payment shock is only XXX, Residual Income of XXX, Qualifying LTV is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070263	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																			Lender Compensating factors include: CPA states XXX, Payment shock is only XXX, Residual Income of XXX, Qualifying LTV is XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070260	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors: No credit lates; Low LTV	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070260	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors: No credit lates; Low LTV	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070260	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Sent Exception {XXX}; Uploaded the document {XXX}	XXX	Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines require 6 months of reserves.  Actual - XXX in reserves. Compensating Factors : Credit Score - Score exceeds min req'd; No credit lates; Low LTV. Lender provided exception for the loan not meeting the guideline requirements. ; The liquid reserves of XXX months or XXX, are less than the Guidelines minimum required of 6.00 or XXX;
; Received an updated CRSE. Guidelines require 6 months of reserves. Actual - XXX in reserves. Compensating Factors : Credit Score - Score exceeds min req'd; No credit lates; Low LTV. Lender provided exception for the loan not meeting the guideline requirements.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors: No credit lates; Low LTV	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070260	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Document Indicator is Partial	Note document indicator is Partial. The prepayment penalty period of XXX months exceeds the prepayment penalty allowed per guidelines of XXX months.	The extended Prepayment Penalty of XXX months is allowed per the attestation dated XXX in anticipation of receipt of the update guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																			Lender Compensating Factors: No credit lates; Low LTV	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070252	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Lender Credits That Cannot Decrease Test	Lender Credits That Cannot Decrease Test	Sent XXX LE, XXX and Attestation Letter {XXX}; Sent LE, XXX and Attestation Letter {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'Lender Credits That Cannot Decrease Test' from Open Rebuttal to Active.;
Received correction documents and provided to compliance for review. ; This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan passed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains lender credits that do not exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXX) exceeds or equals the comparable sum of specific and non-specific lender credits (XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070244	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070556	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Evidence of XXX Not Provided	Evidence of Rate Lock Not Provided	Change status of 'Evidence of Rate Lock Not Provided' from Active to Open Rebuttal.; Copy of Broker Lock Confirmation showing Lock Date of XXX received. Exception cleared.	XXX	Evidence of Rate Lock Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070556	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial- section XXX incomplete- primary not listed.; XXX: Received Final 1003 which did not add the primary residence to Section 3. Exception stands.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received updated/executed final 1003. Exception cleared; XXX Received Final 1003 which did not add the XXX residence to Section XXX Exception stands.	XXX	Final Loan Application is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070556	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Need source of large deposit into XXX; also missing XXX full access letter from XXX for XXX savings.; Received copy of XXX. Clarification of large payment and access letter from XXX not provided. Please provide.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
															Received LOX - XXX assets were not utlized for this transaction (removed). XXX access letter included. Source of large deposit - Borrower transfer from XXX (documentation provided). Reviewed - exception cleared. ; Received copy of Bank Statement XXX Clarification of large payment and access letter from XXX not provided. Please provide.	XXX	Received LOX - XXX assets were not utilized for this transaction (removed). XXX access letter included. Source of large deposit - Borrower transferred from XXX Acct (documentation provided). Reveiwed - exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070547	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070547	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070547	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.	Change status of XXX Party Valuation Product Not Provided and CU Score is Greater Than XXX from Active to Open Rebuttal.; CDA Received.	XXX	Third Party Valuation Product Provided. CDA Received	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070017	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists. Missing appraiser on Exclusionary List. ; Exception cleared, appraiser not require under portfolio guidelines	Change status of 'All Interested Parties Not Checked against Exclusionary Lists' from Active to Open Rebuttal.;
															Received guidance. Appraiser company/appraiser not material to transaction. No search required.	XXX	All Interested parties were checked and cleared with Exclusionary Lists; Exception cleared, appraiser not require under portfolio guidelines	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070017	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070019	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Guidelines require a minimum of XXX tradelines open for greater than or equal to XXX months; however, only XXX trades are active and only XXX of them have been open for more than XXX months.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Per XXX - Credit:Tradeline requirements not met. Actual - XXX mo tradeline. XXX tradeline back to XXX (mtg). Compensating Factors : XXX months reserves, XXX mths from own funds; XXX experience for XXX years. Acknowledged by client.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070019	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070537	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 70.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070537	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial. The Deed of Trust document in the loan file has conflicting date information. Document is dated XXX, Borrower and vested co-owner signed and dated as XXX however the Notary date of witness is XXX. ; Received recorded Schrivner's Affidavit showing the notary date should have read XXX. Exception cleared.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.; Received recorded XXX Affidavit showing the notary date should have read XXX Exception cleared.	XXX	The security instrument indicator is Present; Received recorded XXX showing the notary date should have read XXX. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 70.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070558	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070558	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070546	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070546	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070552	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070545	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070545	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070539	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070539	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070550	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided. This coverage amount includes extended coverage of XXX%.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Received XXX from client. Pls note that the Estimated Cost New per Appraisal is XXX which means we have enough coverage for the Subj Prop. Received rebuttal from client (XXX) hazard insurance coverage is considered efficient. RCE prohibited in XXX Coverage is considered sufficient by lender. ; Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from XXX company was not provided. This coverage amount includes extended coverage of XXX	XXX	Hazard insurance coverage is sufficient. Received LOX from client. Pls note that the Estimated Cost New per Appraisal is XXX, which means we have enough coverage for the Subj Prop. Received rebuttal from client (XXX) hazard insurance coverage is considered efficient. RCE prohibited in XXX. Coverage is considered sufficient by lender.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070550	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070547	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070547	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070549	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070549	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Change status of 'No Credit Findings' from Cleared to XXX XXX Check is pending	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070541	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	XXX was not completed/Cleared.	XXX was not completed/cleared.; Copy of XXX search was provided. No results found - exception cleared.	Change status of XXX Check was not completed/Cleared.' from Active to Open Rebuttal.; Copy of XXX search was provided. No results found - exception cleared.	XXX	XXX Check was completed and cleared.; Copy of XXX search was provided. No results found - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070559	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070559	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070560	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070560	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070544	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070544	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070001	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	Additional third party valuation requested to support value.; Additional third party valuation requested to support value.; Additional third party valuation requested to support value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists Missing appraiser and XXX on Exclusionary List. ; Received copy of XXX searches - clearing all parties. Exception cleared.	Change status of 'All Interested Parties Not Checked against Exclusionary Lists' from Active to Open Rebuttal.; Received copy of XXX and XXX searches - clearing all parties. Exception cleared.	XXX	All Interested parties were checked and cleared with Exclusionary Lists; Received copy of XXX and XXX searches - clearing all parties. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	XXX county in a XXX (XXX) on XXX, with no release date. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX. A Post Disaster Inspection is required.	Designation is XXX only, no individual assistance.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection	Designation is XXX only, no individual assistance.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070548	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070538	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070538	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070538	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists

Missing XXX and appraiser on Exclusionary List.; Copies of cleared XXX and XXX Countries list were provided. Reviewed provided documentation - exception cleared.	Change status of 'All Interested Parties Not Checked against Exclusionary Lists' from Active to Open Rebuttal.;
Copies of cleared vis XXX and XXX Countries list were provided. Reviewed provided documentation - exception cleared.	XXX	All Interested parties were checked and cleared with Exclusionary Lists; Copies of cleared vis XXX and XXX list were provided. Reviewed provided documentation - exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070538	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Lender to clear high alerts due to limited information for XXX.; Copies of cleared XXX Countries list were provided. Reviewed provided documentation - exception cleared.	Change status of 'Fraud Report Shows Uncleared Alerts' from Active to Open Rebuttal.;
Copies of cleared vis XXX and XXX Countries list were provided. Reviewed provided documentation - exception cleared.	XXX	Alerts from Fraud Report have been cleared.; Copies of cleared vis XXX and XXX list were provided. Reviewed provided documentation - exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 12.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070534	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:CRSE on page 618 cites an exception that the borrower does not have sufficient funds for reserves. This exception is approved. The figures in the file show the borrower does have adequate funds for reserves. Borrower is receiving roughly XXX% of cash to close from a Seller Credit.	Change status of 'Asset Documents are Incomplete' from Acknowledged by Client to Open Rebuttal.;
Received LOX.  Exception was granted but deemed unneccessary.  Borrower has sufficient funds to cover Cash to Close and Reserves. ; Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.;
															Lender approved an exception that proved to be unnecessary.	XXX	The exception 'Asset Documents are Incomplete' is cleared. Received LOX. Exception was granted but deemed unneccessary. Borrower has sufficient funds to cover Cash to Close and Reserves.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070534	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: Borrower has XXX late payment, not mortgage related but XXX, within the last XXX months. Lender cites this exception on the CRSE page 618, and approves it.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.; Exception approved	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070534	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070534	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. ; Section 5.4 of the XXX Cash Flow Underwriting Guidelines dated XXX states, "The Borrower(s) must have a minimum of XXX (XXX) trade lines that have been open for at least XXX (XXX) months. At least XXX (XXX) of the trade lines must show activity within the past XXX-months. At least XXX (XXX) trade line must be a primary residential mortgage reporting for a minimum of XXX (XXX)months."

There are XXX open trade lines on credit report which have been open for at least XXX months (XXX).

The primary mortgage loan is in Borrower's spouse's name only; therefore, it would not count as a trade line for Borrower.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
															Received XXX - Credit: Tradeline requirments not met. Actual - XXX in Spouse's Name. Comments: Borrower(s) have not met the minimum tradeline requirement per lender guidelines. XXX line must be a primary residential mortgage. Compensating Factors : Score exceeds the req'd; No Credit lates in last XXX months. Acknowledged by client.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070533	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:; Section 3.1.3 of the XXX Cash Flow Underwriting Guidelines dated XXX states, "Business funds may be used for down payment, closing costs and reserves. Borrower must be the sole proprietor or XXX% owner of the business (or all borrowers combined own XXX%)".

Assets utilized for qualification are held by XXX and XXX.  Borrower is not XXX% owner of either XXX per operating docs on pages 41 & 467.
There is an LOE in file on page 40, authorizing borrower to have full access to these accounts, however GLs require all owners be on the loan.	Change status of 'Asset Documents are Incomplete' from Active to Acknowledged by Client.;
															Received XXX - Assets: XXX ownership not met. Actual - Assets in XXX name which is owned by XXX; spouse. Comments : Assets utilized for qualification are held by XXX and XXX. Borrower is not XXX owner of either XXX Compensating Factors : Score exceeds the req'd; No Credit lates in last XXX months. Acknowledged by client.	XXX		XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require the LTV to be XXX% or lower with a DSCR of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be XXX or lower with a DSCR of less than XXX  Actual - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months reserves greater than minimum requirement of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require the LTV to be XXX or lower with a DSCR of less than XXX Actual - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months reserves greater than minimum requirement of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Guidelines require the LTV to be XXX% or lower with a DSCR of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be XXX or lower with a DSCR of less than XXX  Actual - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months reserves greater than minimum requirement of XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require the LTV to be XXX or lower with a DSCR of less than XXX Actual - XXX Compensating Factors : Credit Score - XXX Reserves - XXX months reserves greater than minimum requirement of XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Change status of XXX Party Valuation Product not Provided' from Active to Revoked.; Revoked.	XXX	Third Party Valuation Product Provided	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070008	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The master certificate of insurance provided does not indicate liability coverage for the condo development. ; Received updated XXX showing coverage for Total Building with Replacement Cost value, etc. Exception cleared.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
															Received updated Master Policy showing coverage for Total Building with Replacement Cost value, etc. Exception cleared.	XXX	Hazard insurance indicator is Present; Received updated XXX showing coverage for Total Building with Replacement Cost value, etc. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection XXX; Received Post Disaster Inspection showing no damage. Exception cleared	Change status of 'Property located in XXX Declared XXX with no subsequent Property Inspection' from Active to Open Rebuttal.; Received Post Disaster Inspection showing no damage. Exception cleared	XXX	Post Disaster Inspection provided ; Received Post Disaster Inspection showing no damage. Exception cleared	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA Received - updated loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received - updated loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received - updated loan accordingly.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per XXX rate sheet dated XXX; DSCR is less than XXX; Minimum FICO XXX Maximum LTV XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.  Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX - last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Received updated CRSE - Guidelines require a max LTV of XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX - last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per AOC matrix rate sheet dated XXX; DSCR is less than XXX; Minimum FICO XXX Maximum LTV XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.  Actual LTV/CLTV - XXX  Compensating Factors : Verified Reserves are XXX Credit History - XXX - last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. Actual LTV/CLTV - XXX Compensating Factors : Verified Reserves are XXX Credit History - XXX - last XXX months; Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in a XXX with no post disaster inpection. XXX county in a XXX (XXX) on XXX. The appraisal in file is dated XXX and shows no damage, however the appraisal date is prior to the XXX release date.
														A XXX Inspection is required; Received XXX Inspection showing no damage. Exception cleared	Change status of 'Property is located in a XXX disaster area' from Open Rebuttal to Cleared.; Received Post Disaster Inspection showing no damage. Exception cleared	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070554	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require a max LTV of XXX% with a DSCR value less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX mth; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX mth; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Guidelines require a max CLTV of XXX% with a DSCR value less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX mth; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require a max LTV of XXX with a DSCR value less than XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX mth; Credit History - XXX - last XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Need Section 3 to be fully completed. The XXX with Primary (XXX is not listed. Also, need the XXX listed with the property it is attached to.; Received LOX - This info is in section 2 and since this loan doesn't require ratio info this is not necessary. Reveiwed the final 1003 and confirmed. Mortgage Statement for primary was located in the file and Verifi was updated correctly. No further documentation is required. Exception cleared.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
Received LOX - This info is in section XXX and since this loan doesn't require ratio info this is not necessary. Reveiwed the final 1003 and confirmed. Mortgage Statement for primary was located in the file and Verifi was updated correctly. No further documentation is required. Exception cleared. ; Need Section XXX to be fully completed. The XXX mortgage associated with Primary (XXX) is not listed. Also, need the XXX listed with the property it is attached to.	XXX	Final Loan Application is Present; Received LOX - This info is in section XXX and since this loan doesn't require ratio info this is not necessary. Reveiwed the final 1003 and confirmed. Mortgage Statement for primary was located in the file and Verifi was updated correctly. No further documentation is required. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report Shows Uncleared Alerts	Fraud report shows the following alerts that have not been cleared: Third Party High Alerts not cleared.; Borrower own REO properties.	Alerts from Fraud Report have been cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070518	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; Cleared as there are credit conditions.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070517	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070517	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV max to be XXX% with a DSCR value less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Guidelines require LTV max to be XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Guidelines require LTV max to be XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Guidelines require CLTV max to be XXX% with a DSCR value less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX Guidelines require LTV max to be XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX Guidelines require LTV max to be XXX with a DSCR value less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr at current residence XXX months. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070526	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV max to be XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV max to be XXX with a DSCR value of less than XXX  Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current res XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV max to be XXX with a DSCR value of less than XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current res XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Guidelines require CLTV max to be XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV max to be XXX with a DSCR value of less than XXX  Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current res XXX yrs. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV max to be XXX with a DSCR value of less than XXX Compensating Factors : Verified Reserves are XXX months; Credit History - XXX-last XXX months; Borr in current res XXX yrs. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070521	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070515	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070515	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070543	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Fraud Report is Only Partially Available	Partial fraud report provided. The following properties are not listed on the final 1003. Please provide corrected 1003 or verification that borrower has no interest. XXX and XXX; Received XXX searches on XXX showing borrower has no interest. Exception cleared.	Change status of 'Fraud Report is Only Partially Available' from Active to Open Rebuttal.; Received XXX searches on XXX, XXX, XXX showing borrower has no interest. Exception cleared.	XXX	Complete fraud report provided.; Received XXX searches on XXX, XXX, XXX showing borrower has no interest. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070543	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070543	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	XXX Approval Missing	Condo approval indicator is Partial. The XXX project is in litigation. Ineligible project. Lender self-reported this exception. Compensating factors are Qualifying Credit Score XXX, Good Reserves of XXX months, Credit history XXX, Qualifying LTV is XXX%.	Change status of XXX Approval Missing' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX Project is in Pending litigation. Compensating factors Qualifying Credit Score XXX Oayment decreasing by XXX Reserves XXX months; credit history XXX months; Qualifying LTV XXX	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	.; Borrower Income Verification of XXX is less than XXX months.; Borrower Income Verification of XXX is less than XXX months.	Income Verification ofis greater than XXX months	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070531	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070527	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070527	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. The majority of REOs are missing PITIA documents in file. Lender to provide 3rd party documents to verify all REO PITIA listed below.

Provide HOA certification for all REO listed on final URLA. If no HOA, provide cert stating so.
XXX - per fraud p 354, and XXX p82 - AO loan XXX as of XXX. File is missing all PITIA docs for new lien.
XXX - per fraud p354 and XXX p83 - AO loan XXX as of XXX. File is missing all PITIA docs for new lien.
XXX - XXX owned property with XXX per fraud p 356. Lender to provide LOE and verification property is not REO by XXX.
XXX - per fraud p354 and XXX p83 -AO loan XXX as of XXX. File is missing all PITIA docs for new lien.
XXX - property is not listed on XXX but is listed on LOE p227 and fraud page 355. Provide property report showing no liens and HOI cert.
XXX - LOE p231 and mtg statement p256 - not XXX property. XXX shows as owner on fraud report page 356. Provide property report showing property does not belong to XXX or provide all PITIA documents.; Received REO documentation for all REO properties. Reviewed the information and confirmed the amounts. Exception cleared.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received REO documentation for all REO properties. Reviewed the information and confirmed the amounts. Exception cleared.	XXX	Borrower liabilities verified indicator is Present; Received REO documentation for all REO properties. Reviewed the information and confirmed the amounts. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070527	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial.
Lender GLs 2.9.16.3 Evidence of Insurance -  Evidence of Insurance must provide the following information: Names of borrowers that are the same as the names on the note and Premium Amount.

Blanket XXX page 655 covers multiple properties, including subject. HOI is held in the XXX business name and not the XXX name. File is missing a policy held in the XXX name only.

$XXX premium listed on final CD but is not listed on the XXX. Unable to located doc in file that shows subject property premium.; Received LOX with updated copy of the XXX. New policy shows the borrower's name was added as an additional insured. Exception cleared. ; Received LOX with updated copy of the XXX. New policy shows the borrower's name was added as an additional insured. Exception cleared.	Change status of 'Hazard Insurance Indicator is Partial' from Active to Open Rebuttal.;
Received LOX with updated copy of the HOI Policy. New policy shows the borrower's name was added as an additional insured. Exception cleared. ; Received LOX with updated copy of the HOI Policy. New policy shows the borrower's name was added as an additional insured. Exception cleared.	XXX	Hazard insurance indicator is Present; Received LOX with updated copy of the XXX. XXX policy shows the borrower's name was added as an additional insured. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070527	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete.
Delayed financing : 1) $XXX large deposit on XXX from XX XXXXXXXXXX to XXX was not sourced by lender. All funds used to purchase subject property must be sourced and seasoned. (p8); Received copy of XXX showing the $XXX amount being transferred to the borrower's XXX account. Amount has been sourced. Exception cleared. ; Received copy of XXX showing the $XXX amount being transferred to the borrower's XXX account. Amount has been sourced. Exception cleared.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.;
Received copy of XXX showing the XXX amount being transferred to the borrower's XXX. Amount has been sourced. Exception cleared. ; Received copy of XXX showing the XXX amount being transferred to the borrower's XXX. Amount has been sourced. Exception cleared.	XXX	The exception 'Asset Documents are Incomplete' is cleared.; Received copy of XXX showing the XXX amount being transferred to the borrower's XXX account. Amount has been sourced. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Co-Borrower residency documentation not provided or issue with documentation	Co-Borrower residency documentation not provided or issue with documentation. Applications in file do not have the XXX for the Co-Borrower. ; Received copy of Page 1 of 1003 from Co-Borrower showing XXX. Citizen with initials to confirm the change. Updating loan - exception cleared.	Change status of 'Co-Borrower residency documentation not provided or issue with documentation' from Active to Open Rebuttal.;
Received copy of Page 1 from Co-Borrower showing XXX Citizen with initials to confirm the change. Updating loan - exception cleared.	XXX	Co-Borrower residency documentation has been provided and there are no issues with documentation.; Received copy of Page 1 of 1003 from Co-Borrower showing XXX Citizen with initials to confirm the change. Updating loan - exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines state properies must have a minimum of XXX sq ft of living space. Principal has only XXX sq ft per appraisal. This exception is cited and approved on the CRSE, page 1583.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Per XXX - Exception Type: XXX. Guideline - XXX Sqft; Actual XXX Sqft. Rationale - Sq ft is slightly less than requirement. Compensating Factors : Verified Reserves are XXX XXX-last XXX months. Acknowledged by client.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070557	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Guidelines require LTV to be no more than XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV to be no more than XXX with a DSCR value of less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV to be no more than XXX with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Guidelines require CLTV to be no more than XXX% with a DSCR value of less than XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require LTV to be no more than XXX with a DSCR value of less than XXX  Actual LTV/CLTV - XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX - Guidelines require LTV to be no more than XXX with a DSCR value of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Borrower at current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070567	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification is less than XXX months	Borrower Income Verification of XXX is less than XXX months.	Income Verification is greater than XXX months.; Income Verification is greater than XXX months.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070536	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA received; updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070536	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have met the minimum tradeline requirement per lender guidelines. Condition triggered due to a XXX late located on the credit report for a XXXaccount. Exception granted on CRSE.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing XXX late on a minor revolving credit card in XXX based on XXX months verified reserves and XXX - last XXX months.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070536	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070525	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Property is located in a XXX	Property is located in a XXX with no post disaster inpection.; XXX County, FL is in a XXX (XXX) on XXX with a XXX starte date of XXX. The appraisal in file is dated XXX and shows no damage; however, the appraisal date is prior to the XXX release date. A Post Disaster Inspection is required. ; Received Post Disaster Inspection showing No Damage. Exception cleared.	Change status of 'Property is located in a XXX disaster area' from Active to Cured Post Close.; Received XXX showing No Damage. Exception cleared.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070525	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070525	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial.; i) Section 2.6.2 of the XXX Cash Flow Underwriting Guidelines dated XXX lists a commercial enterprise (e.g. bed and breakfast, boarding house, hotel) as an ineligible property type. Appraisal includes a photo of a guest book and indicates on Form 1007 that there is no current rent amount. Also in the comment section of Form 1007 the appraiser states, “Client request was made for additional consideration for short term rentals.” Additionally, Section 1.6.1 of the XXX Cash Flow Underwriting Guidelines dated XXX advises the subject property cannot be vacant. Although the occupancy is marked as tenant, there is no evidence of long term resident of subject. Section 6.2.1 of the XXX Cash Flow Underwriting Guidelines dated XXX also states, “Leases are required to be for a term of not less than XXX months.” No lease for subject property provided.
ii) Section 1.6.1 of the XXX Cash Flow Underwriting Guidelines dated XXX states regarding cash-out refinance transactions, "The loan to value will be based off of the appraised value if: The Property has been owned for at least XXX months, or The property has been owned for less than XXX months, but at least XXX months, and XXX orders a XXX which must acceptably support the appraised value."  Provide XXX to support the appraised value which was utilized for LTV calculation.
; Received LOX - we allow short term rentals. Property is zoned residential, not commercial. Also, the appraiser states the house is operated on a daily as an XXX rental. This is not a bed and breakfast. We also would not obtain a lease as for the XXX, the rent schedule is required and used to determine DSCR. We dno't qualify with rental income. Exception cleared.	Change status of 'Origination Appraisal is Partial' from Active to Cleared.;
Received XXX - we allow short term rentals. Property is zoned residential, not commercial. Also, the appraiser states the house is operated on a daily as an XXX rental. This is not a XXX and XXX We also would not obtain a lease as for the XXX, the rent schedule is required and used to determine XXX We dno't qualify with rental income. Exception cleared.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070525	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Property located in XXX with no subsequent Property Inspection	Property located in XXX with no subsequent Property Inspection; XXX. XXX County, XXX is in a XXX (XXX) on XXX with a XXX starte date of XXX. The appraisal in file is dated XXX and shows no damage; however, the appraisal date is prior to the XXX release date. A Post Disaster Inspection is required. ; Received Post Disaster Inspection showing No Damage. Exception cleared.	Change status of 'Property located in XXX Declared Disaster Area with no subsequent Property Inspection' from Active to Open Rebuttal.;
Received Post Disaster Inspection showing No Damage. Exception cleared. ; XXX declared XXX is in a disaster area XXX on XXX with a disaster starte date of XXX The appraisal in file is dated XXX and shows no damage; however, the appraisal date is prior to the XXX release date. A Post Disaster Inspection is required.	XXX	Post Disaster Inspection provided ; Received Post Disaster Inspection showing No Damage. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	C	A	C	A	D	A	A	A	C	C	C	A	D	C	D	A	C	C	C	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070519	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070551	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Lender GLs 5.4 Trade Lines - At least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months.

Borrower has been renting primary residence for XXX years per URLA p239. Mtg on credit report are for rental properties and do not meet lender GLs.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.;
Received XXX - Credit:Housing history requirements not met. Bwr has been renting Current Residence. Actual - At least XXX trade line must be a primary residential mortgage reporting for a minimum of XXX months. Compensating Factors : No credit lates; Verified Reserves are XXX Acknowledged by client.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070551	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per XXX Rate Sheet dated XXX; DSCR less than XXX Minimum FICO XXX Maximum LTV XXX%.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be XXX or less with a DSCR of less than XXX  Actual LTV/CLTV - XXX Compensating Factors : Verified reserves are XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require the LTV to be XXX or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Per XXX Rate Sheet dated XXX; DSCR less than XXX Minimum FICO XXX Maximum LTV XXX%.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX - Guidelines require the LTV to be XXX or less with a DSCR of less than XXX  Actual LTV/CLTV - XXX Compensating Factors : Verified reserves are XXX  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
															Received updated XXX - Guidelines require the LTV to be XXX or less with a DSCR of less than XXX Actual LTV/CLTV - XXX Compensating Factors : Verified reserves are XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070535	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Lender to provide proof of receipts of net proceeds in the amount of $XXX from sale of departure residence. Lender to also provide letter from non-borrowing , XXX to show borrower has XXX% access to all funds in XXX used for XXX.	Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XXX - Received Final Closing Disclosure for XXX showing net proceeds. In addition, documentation from XXX was found. Exception cleared.	XXX	XXX - Received Final Closing Disclosure for XXX showing net proceeds. In addition, documentation from XXX was found. Exception cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			XXX - Received Final Closing Disclosure for XXX showing net proceeds. In addition, documentation from XXX was found. Exception cleared	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.			This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.			XXX compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070664	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.			This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its APR calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%.	Loan is not subject to QM	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070056	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Signed 4506t is missing	Borrower 1 missing signed 4506t	Change status of 'Signed XXX is missing' from Active to Open Rebuttal.; XXX - Signed XXX-T documents were received. Exception cleared.	XXX	Signed XXX proviided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its XXX calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%.	Loan is not subject to QM	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070055	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Provided.			Third Party Valuation Product Provided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.			Third Party Valuation Product Provided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; asset documentation in the file is less than required XXX months reserves.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Approved Exception for min reserves not being meet, XXX months required. Compensating factors: Qualifying credit score is XXX Payment decreasing by XXX	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070634	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX.; Per Lender Guidelines, Not Applicable			Third Party Valuation Product Provided.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and met appraisal requirements.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. XXX consumer late.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; lender approved exception for XXX consumer late based on XXX LTV and business opened XXX years.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA received - updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA received - updating loan accordingly.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Initial LE Transfer taxes disclosed as $XXXvs Final CD $XXX with no Valid XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of refund check.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received CD w/ corresponding COC dated XXX Updated loan accordingly. ; Initial XXX Transfer taxes disclosed as XXX vs Final CD XXX with no Valid COC. Refund to borrower of XXX Please provide LOE, Proof of delivery, XXX and copy of refund check.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Initial XXX Transfer taxes disclosed as $XXX vs Final CD $XXX with no Valid XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of XXX.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received CD w/ corresponding COC dated XXX Updated loan accordingly. ; Initial LE Transfer taxes disclosed as XXX vs Final CD XXX with no Valid COC. Refund to borrower of XXX Please provide LOE, Proof of delivery, PCCD and copy of refund check.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070010	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; Initial XXX Transfer taxes disclosed as $XXX vs Final XXX $XXX with no Valid XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of XXX.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received CD w/ corresponding COC dated XXX Updated loan accordingly. ; Initial LE Transfer taxes disclosed as XXX vs Final CD XXX with no Valid COC. Refund to borrower of XXX Please provide LOE, Proof of delivery, XXX and copy of refund check.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	C	B	D	A	C	B	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. Initial XXX $XXX vs Final CD $XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of XXX OR provide service provider listing XXX OR move fee to section C if not a service provider.
XXX .	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received PCCD with confirmation of being sent to borrower.  Updating loan accordingly. ; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. XXX vs Final CD XXX Refund to borrower of XXX Please provide LOE, Proof of delivery, PCCD and copy of refund check OR provide service provider listing XXX OR move fee to section C if not a service provider.;
HPML Downgraded	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. XXX $XXX vs Final CD $XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of XXX OR provide service provider listing XXX OR move fee to section C if not a service provider.
XXX	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.;
Received XXX with confirmation of being sent to borrower.  Updating loan accordingly. ; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. Initial LE Title insurance XXX vs Final CD XXX Refund to borrower of XXX Please provide LOE, Proof of delivery, PCCD and copy of refund check OR provide service provider listing XXX OR move fee to section C if not a service provider.;
HPML Downgraded	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Grade. Appraisal received XXX.	XXX compliant.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Missing VOR for XXX; Received LOX with copy of money transfers from XXX through XXX. See the XXX month housing history documented in XXX. Payment of $XXX or $XXX every month on the last day of the month or first day - payment made to XXX. Fraud report shows XXX is the owner of the property. Reviewed documentation provided - sufficient information. Exception cleared.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with copy of money transfers from XXX through XXX See the XXX month housing history documented in borr's bank XXX and bank statements. Payment of XXX or XXX every month on the last day of the month or first day - payment made to XXX. Fraud report shows XXX is the owner of the property. Reviewed documentation provided - sufficient information. Exception cleared. ; Missing VOR for XXX	XXX	Housing delinquency meets guidelines.; Received LOX with copy of money transfers from XXX through XXX. See the XXX month housing history documented in borr's XXX and bank statements. Payment of XXX or XXX every month on the XXX day of the month or XXX day - payment made to XXX . Fraud report shows XXX is the owner of the property. Reviewed documentation provided - sufficient information. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070022	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. XXX $XXX vs Final CD $XXX. Refund to borrower of $XXX. Please provide LOE, Proof of delivery, XXX and copy of refund check OR provide service provider XXX OR move fee to section C if not a service provider.
XXX	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.;
Received XXX with confirmation of being sent to borrower.  Updating loan accordingly. ; XXX is not on Service provider list. XXX tolerance as fee moved from Section C to Section B. Initial XXX vs Final CD XXX Refund to borrower of XXX Please provide LOE, Proof of delivery, XXX and copy of refund check OR provide service provider listing XXX OR move fee to section C if not a service provider.;
HPML Downgraded	XXX	Housing delinquency meets guidelines.; Received LOX with copy of money transfers from XXX through XXX. See the XXX month housing history documented in borr's bank printout and bank statements. Payment of $XXX or $XXX every month on the last day of the month or first day - payment made to XXX. Fraud report shows XXX is the owner of the property. Reviewed documentation provided - sufficient information. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 760.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070520	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070520	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Partial	The security instrument indicator is Partial- See mortgage signature page 67; appears borrower signed in "witness" area of document versus the correct signature line.; Received corrected signed mortgage - exception cleared.	Change status of 'Security Instrument Indicator is Partial' from Active to Open Rebuttal.; Received corrected signed mortgage - exception cleared.	XXX	The security instrument indicator is Present; Received corrected signed mortgage - exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; If the DSCR is < XXX, max LTV/CLTV is XXX%	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX If the DSCR is &lt; XXX max LTV/CLTV is XXX  Actual LTV XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Credit History - XXX-last XXX months; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX If the DSCR is &lt; XXX max LTV/CLTV is XXX Actual LTV XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Credit History - XXX-last XXX months; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of XXX Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided; CDA Received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly. ; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received; updating loan accordingly.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070514	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; If the DSCR is < XXX, max LTV/CLTV is XXX%	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Received updated XXX If the DSCR is &lt; XXX max LTV/CLTV is XXX  Actual LTV XXX  Compensating Factors : Credit Score - XXX Verified Reserves are XXX Credit History - XXX-last XXX months; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Open Rebuttal to Acknowledged by Client.;
Received updated XXX If the DSCR is &lt; XXX max LTV/CLTV is XXX Actual LTV XXX Compensating Factors : Credit Score - XXX Verified Reserves are XXX Credit History - XXX-last XXX months; Borr in current residence XXX years. Lender provided exception for the loan not meeting the guideline requirements.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	C	B	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070512	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX.	Change status of 'DSCR is less than guideline minimum' from Active to Acknowledged by Client.;
															Received XXX - Other:Property - Per the Matrix, if the DSCR is XXX-XXX - Mximum of XXX LTV. Loan has an LTV of XXX Compensating Factors : Credit Score XXX Credit History XXX-last XXX months. Acknowledged by client.	XXX		XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070512	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CDA Received - updating loan accordingly.	Change status of XXX Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided; CDA Received - updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is XXX and FHLMC Collateral Rep & Warrant Relief is Not Provided.; CDA Received - updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received - updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.; CDA Received - updating loan accordingly.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received - updating loan accordingly.	XXX	Third Party Valuation Product Provided.; CDA Received - updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The SSR indicator is Missing	Change status of XXX Summary Report is Missing' from Active to Open Rebuttal.; Received a copy of the XXX - CU Score. Updating loan accordingly. Exception cleared.	XXX	The SSR indicator is Present	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070511	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.
The file is missing evidence/documentation of the PITIA for the borrower’s primary residence.
; Received copy of First Payment Letter for borrower's primary residence. Confirmed amounts. Also received Appraisal documentation showing property does not have an XXX. Exception cleared. ; Received copy of First Payment Letter for borrower's primary residence. Confirmed amounts. Also received Appraisal documentation showing property does not have an XXX. Exception cleared.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received copy of First Payment Letter for borrower's primary residence. Confirmed amounts. Also received Appraisal documentation showing property does not have an XXX Exception cleared. ; Received copy of First Payment Letter for borrower's primary residence. Confirmed amounts. Also received Appraisal documentation showing property does not have an XXX Exception cleared.	XXX	Borrower liabilities verified indicator is Present; Received copy of First Payment Letter for borrower's primary residence. Confirmed amounts. Also received Appraisal documentation showing property does not have an HOA. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070510	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 80.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 80.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 680.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070014	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal received, downgraded to B.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070014	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Borrower has XXX NSFs in XXX months.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.;
Client provided guidelines exception allowing XXX NSFs in XXX months based on no derogatory credits since inception, DTI of less than XXX and XXX years of emplyment stability.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070014	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 740.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070602	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX with established XXX and evidence of appraisal. XXX eligible	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070602	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070602	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070596	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Residual income does not meet guidelines.	Residual income of XXX does not meet minimum guidelines. CRS Missing ; Missing CRSE	Change status of 'Residual income does not meet guidelines.' from Active to Open Rebuttal.; XXX Client provided missing XXX ; Missing XXX	XXX	Residual income meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070596	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with establish XXX and appraisal received. XXX to B.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070596	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070596	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Missing	The transmittal summary is Missing	Change status of 'Transmittal Summary is Missing' from Active to Open Rebuttal.; XXX Client provided missing 1008.	XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070596	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	Missing CRSE document	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XXX Client provided missing XXX	XXX	The borrower income verification does match approval	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Transmittal Summary is Partial	The transmittal summary is Partial- LTV incorrect on 1008; LTV based on $XXX AV actual AV $XXX; correct LTV XXX%; lender to update and correct 1008 and LTV. GL max LTV XXX% so within XXX for NOO purchase and credit score. Lender approval also reflects incorrect LTV of XXX% and sales contract reflects purchase price as $XXX pg 958	Change status of 'Transmittal Summary is Partial' from Active to Open Rebuttal.; XXX Received updated 1008 with correct LTV.	XXX	The transmittal summary is Present	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070571	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal requirements met. XXX to a B.	XXX compliant.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXX is less than the minimum required loan amount of XXX.	Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for a loan amount below XXX based on reserves greater than XXX minimum and XXX years on the current job	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070003	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070572	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; DTI issue- lenders 1008 shows $XXX for primary housing and XXX for priamry on CR- I do not see why the lender has exempted the primary housing expense of $XXX. Therefore, DTI outside max XXX DTI of XXX% -actual DTI (audit) calculated at XXX%; lenders DTI per 1008 XXX%; no LOE or provided documentation to support no primary housing	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Reviewed loan - CoBwr's income was not calculated. CoBwr is XXX owner of XXX. XXX - exception will clear. ; DTI issue- lenders 1008 shows XXX for primary housing and XXX mortgage for priamry on XXX do not see why the lender has exempted the primary housing expense of XXX Therefore, DTI outside max GL DTI of XXX -actual DTI (audit) calculated at XXX XXX lenders DTI per 1008 XXX XXX no LOE or provided documentation to support no primary housing	XXX	Documentation provided to support Qualifying DTI below XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070566	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with establish XXX & appraisal received	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070566	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070566	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070581	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appraisal received	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070581	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Property	Appraisal guideline violation	Appraisal guideline violation: Lender GLs 2.9.28 XXX Properties : Maximum acreage allowed is XXX, which includes XXX. Per appraisal page XXX, subject property is XXX acres. No exception in file.	Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.;
Received CRSE - Property:Acreage exceeds maximum allowed by. Comments - Maximum acreage allowed is XXX per appraisal page 740, subject property is XXX acres. Comensating Factors : Qualifying Credit Score is XXX XXX ? last XXX months; XXX (Housing Ratio) or XXX (Total); Qualifying LTV is XXX Residual Income of XXX Borrower with same Employer/Business for XXX years. Acknowledged by client.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	C	B	C	B	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B
2024070006	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070006	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070006	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070006	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	The exception 'No Credit Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; AVM and CDA provided. Updating loan accordingly.	XXX	Third Party Valuation Product Provided. AVM and CDA provided. Updating loan accordingly.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )This loan has a note amount of $XXX and a calculated qualified mortgage APR of XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the XXX on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the XXX on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the XXX on the date the rate was set plus XXX%.	Change status of 'Qualified Mortgage APR Threshold Finding' from Active to Revoked.; NON-QM loan, N/A.	XXX	The Qualified Mortgage APR Threshold has not been applied to this loan for one of the following reasons:The loan is a XXX loan. XXX to XXX XXX, the qualified mortgage APR threshold finding does not apply to loans guaranteed or insured by XXX Affairs; orThe loan is a XXX loan. The qualified mortgage APR threshold finding does not apply to extensions of credit made XXX to a program administered by a XXX, as defined under XXX XXX; orThe user has chosen to audit loans against the legacy qualified mortgage DTI threshold during the amended qualified mortgage definition optional compliance period from XXX, through XXX. Please review your administrative XXX Qualified Mortgage Rule Settings to change this selection.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; The Initial CD issued XXX is missing from the file. PG 341.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; The Initial CD issued XXX is missing from the file. PG XXX	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070592	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Timing of Disclosures Finding	XXX of Disclosures Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the XXX section of Regulation Z. For more information, please see the XXX section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; The Initial CD issued XXX is missing from the file. PG 341.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; The Initial CD issued XXX is missing from the file. PG 341.	XXX	XXX Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX market investors may prefer not to XXX or XXX loans that contain disclosures that were not issued timely under the regulation.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070622	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070622	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070622	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070622	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 620.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070615	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070615	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070615	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070615	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	XXX is Missing	The flood insurance policy is Missing	Change status of 'Flood Insurance Policy is Missing' from Cleared to Rescind.; Data point entry correction.	XXX	The XXX is Not Applicable	XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes	Property Flood Zone of Zone X reflects property is not in a flood zone but Special Flood Zone is marked Yes	Change status of 'Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes' from Cleared to Rescind.; Data point entry correction.	XXX	Property XXX of Zone XXX reflects property is not in a XXX and XXX is marked No	XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.			XXX compliant.	XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
															Lender approved the exception for short reserves, citing remaining assets at XXX "significant" residual income, and "great" credit.	XXX		XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070597	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; Per BS G/L, LTV > XXX% has XXX% max DTI. Lender approved at XXX%, but did not approve and exception to the XXX.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Received updated XXX client acknowledges - XXX-Debt Ratios. Guideline - XXX Actual - XXX Rationale - Bwr is only slightly above and has considerable residual income and strong credit. Compensating Factors : Qualifying Credit Score is XXX Borr with employer for XXX years; Residual Income of XXX Acknowledged by Client	XXX		XXX	Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.	D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070599	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070599	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070599	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.			XXX compliant.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070599	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.			The exception 'No Compliance Findings' is cleared.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.			XXX compliant.	XXX	FICO XXX XXX months reserves	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.	Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
															Guideline exception for DTI was approved. Guidelines require debt ratios to be XXX actual - XXX XXX - Compensating Factors : Qualifying Credit Score is XXX Borrower with same Employer/Business for XXX years.	XXX		XXX	FICO XXX XXX months reserves	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	FICO XXX XXX months reserves	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XXX or more, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds XXX percent of the total loan amount of $XXX.	Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Active to Revoked.; NON-QM loan, N/A.	XXX	This loan does not have points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is XXX or more, and the transaction's total points and fees is XXX, which does not exceed XXX percent of the total loan amount of XXX; orThe loan amount is less than XXX but at least XXX, and the transaction's total points and fees is XXX, which does not exceed XXX; orThe loan amount is less than XXX but at least XXX, and the transaction's total points and fees is XXX, which does not exceed XXX percent of the total loan amount of XXX; orThe loan amount is less than XXX but at least XXX, and the transaction's total points and fees is XXX, which does not exceed XXX; orThe loan amount is less than XXX and the transaction's total points and fees is XXX, which does not exceed XXX percent of the total loan amount of XXX.	XXX	FICO XXX XXX months reserves	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Monitor Timing of Disclosures Finding	XXX of Disclosures Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; The initial CD issued XXX is missing from the file.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
															Received CD dated XXX w/ corresponding COC. Updating loan accordingly. ; The initial CD issued XXX is missing from the file.	XXX	XXX Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	FICO XXX XXX months reserves	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; Per Disclosure Tracking Summary missing initial CD dated XXX.; The initial CD issued XXX is missing from the file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
															Received CD dated XXX w/ corresponding COC. Updating loan accordingly. ; Per Disclosure Tracking Summary missing initial CD dated XXX The initial CD issued XXX is missing from the file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	FICO XXX XXX months reserves	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070598	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	XXX Notice for Non Home Equity was not provided	Tex. Const. art. XVI, § 50(f)(2) - XXX Notice for Non Home Equity was not provided; Tex. Const. art. XVI, § 50(f)(2) - XXX Notice for Non Home Equity was not provided	Change status of 'XXX. Const. art. XVI, § 50(f)(2) - XXX Notice for XXX was not provided' from Active to Open Rebuttal.;
															Received LOX - This loan was registered and closed as Purchase money transaction and not a XXX under Section XXX or XXX; Term transaction under Section XXX (f)(a). Exception not applicable	XXX	XXX Notice for Non Home Equity was provided; XXXNotice for Non Home Equity was provided	XXX	FICO XXX XXX months reserves	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070600	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070600	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070600	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070590	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070585	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party AVM to appraised value exceeds XXX% allowable variance	Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.; Third party AVM value of XXX with a variance of XXX exceeds XXX% allowable variance.	AVM provided, which supports value.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070618	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active- XXX, XXX license expired XXX; loan application dated XXX and Note dated XXX; XXX license active and current for XXX; final CD includes the expired mortgage broker and expired license. Lender to provide current mortgage license for XXX.; Licensing Extended. Ability to conduct business intact.

The originator XXX status is Active	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070588	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070604	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of XXX Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA Received; updating loan accordingly.	XXX	Third Party Valuation Product Provided. CDA Received; updating loan accordingly.	XXX		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070594	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; XXX: Received corrected 1003. Need document executed by originator and borrower. ; final 1003 primary address discrepancy- first page shows primary in section 1 as XXX and section 3 shows XXX as primary for XXX . XXX. Lender to provide updated final 1003 to correct this discreapancy and show primary address as XXX.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.;
															Received LOX - Lender is part of the XXX and is federally registered. Exception cleared. ; XXX Received corrected 1003. Need document executed by originator and borrower. ; final 1003 primary address discrepancy- first page shows primary in section 1 as XXX XXX and section 3 shows XXX as primary for XXX. Lender to provide updated final 1003 to correct this discreapancy and show primary address as XXX.	XXX	Final Loan Application is Present. Received LOX - Lender is part of the XXX and is XXX registered. Exception cleared.	XXX		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Hazard Insurance Coverage is Not Sufficient.	Change status of 'Hazard Insurance Coverage is Not Sufficient.' from Active to Open Rebuttal.;
Per the appraisal, there are XXX units with different addresses included in this property.  HOI Policies provided for each unit.  Updating the final calculation.  ; Per the appraisal, there are XXX units with different addresses included in this property.  HOI Policies provided for each unit.  Updating the final calculation.  ; Subject Loan Amount is XXX Insufficient Coverage. ;
Page 267 Hazard insurance coverage of XXX ;
Page 430 1025 Appraised Value XXX Land Value XXX	XXX	Hazard insurance coverage is sufficient. Per the appraisal, there are XXX units with different addresses included in this property. XXX provided for each unit. Updating the final calculation. ; Per the appraisal, there are XXX units with different addresses included in this property. XXX provided for each unit. Updating the final calculation.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years XXX – XXX
																				D	B	C	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Title Issues Present	Change status of 'Title Issues Present' from Active to Open Rebuttal.;
Received copy of final title policy showing no open liens. Exception cleared. ; Received copy of final title policy showing no open liens. Exception cleared. ; The following issues were noted: Page 490 Preliminary Title report requirements XXX(s) from XXX with XXX of XXX Missing from images either documentation paid XXX Closing OR Title Supplement Released/Removal from Final Title Policy.	XXX	The exception 'Title Issues Present' is cleared.; Received copy of XXX showing no open liens. Exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX, are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years XXX – XXX
																				D	B	C	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Origination Appraisal is Partial	Origination Appraisal is Partial. - Appraiser noted repairs needed: remove security bars from XXX, XXX; install XXX; appraisal should be "subject to repairs", but is "as is". Lender to provide updated appraisal "subject to" with also XXX completion inspection to verify all repairs completed.	Received an updated CRSE. Final inspection required for deferred maintenance items. Actual – Appraiser notated deferred maintenance items but set appraisal “as is” without requiring repairs. Repair items: Remove security bars from XXX, XXX in XXX of XXX units, install XXX in XXX of XXX units. Compensating Factors : Reserves of XXX months; Qualifying LTV is XXX; Seasoned landlord – since XXX. Lender acknowledged exception.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Seasoned landlord – since XXX
																				D	B	D	B	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial- final 1003 incomplete- does not include all REO properties currently owned per LOE page 210. The following REO are ot listed on 1003: XXX. Lender to provide updated final 1003 with all XXX owned by the borrower.	Received updated 1008 and final 1003 showing additional properties. Documentation reviewed; exception cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Seasoned landlord – since XXX
																				D	B	D	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Seasoned landlord – since XXX
																				D	B	A	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Not Provided, XXX Missing from images and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Third Party Valuation Product Provided; Third Party Valuation Product Provided XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Seasoned landlord – since XXX
																				D	B	D	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070619	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is not provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Provided.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 75.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 75.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years Seasoned landlord – since XXX
																				D	B	D	A	D	A	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024070616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Per XXX matrix Portfolio Select- foreclosure must be at least XXX from deed date; foreclosure per XXX > XXX months since foreclosure; lender exception in file for foreclosure < XXX months whihc appears to be from a more recent matrix in XXX however initial 1003 dated XXX therefore incorrect XXX; also, missing XXX month XXX or cancelled checks from current rental; bank statements do ot indicate a $XXX pmt for rents. Lender to provide VOR satisfactory per XXX within last XXX months; XXX min XXX score not an option as LTV XXX%. Also missing LOE regarding explanation for foreclosure for property known as XXX	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received LOX. Seasoning on foreclosure is XXX months; XXX months housing history is located in file. UW felt LOX not necessary since seasoning is within guideline timeframes. Reviewed XXX months of Housing History- confirmed XXX info. Exception cleared.	XXX	Housing delinquency meets guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070616	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Originator XXX is Not Active	The originator XXX status is Not Active: Originator, Executive XXX, state license was only renewed through XXX	The originator XXX status is Active	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070614	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070612	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070612	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070612	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.; This loan failed the initial closing disclosure delivery date test due to: The initial Closing Disclosure dated XXX is missing from the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received CD dated XXX Updating loan accordingly. ; This loan failed the initial closing disclosure delivery date test due to: The initial Closing Disclosure dated XXX is missing from the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070624	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Lender quick calc only goes thru XXX. There are XXX bank statements in file that were not included in the lender's income calculation review or comments. The XXX bank statements shows no deposits made.	Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.;
Received updated Income calc, final 1003 and final 1008 to include the XXX and XXX information. Exception cleared.	XXX	The borrower income verification does match approval	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070624	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070624	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.	Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.;
Client provided a guideline exception allowing for XXX FICO based on XXX digit from minimum requirement. XXX months of reserves.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070624	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070620	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070620	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070620	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) QM Points and Fees Test	This loan failed the QM points and fees test. ( XXX )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed XXX% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding XXX% of the total loan amount will not be eligible for sale to XXX.	This compliance test XXX (XXX guidelines) QM Points and Fees Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) QM Points and Fees Test	This loan failed the QM points and fees test. ( XXX )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed XXX% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding XXX% of the total loan amount will not be eligible for sale to XXX.	This compliance test XXX (XXX guidelines) QM Points and Fees Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) QM APR Test	This loan failed the QM APR test. ( XXX )The loan exceeds the XXX threshold as set forth under the revised qualified mortgage (QM) rule. All loans subject to the revised QM rule are ineligible for sale to XXX unless the loan meets the general QM definition under the revised QM rule.	This compliance test XXX (XXX guidelines) QM Points and Fees Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) QM APR Test	This loan failed the QM APR test. ( XXX )The loan exceeds the XXX threshold as set forth under the revised qualified mortgage (QM) rule. All loans subject to the revised QM rule are ineligible for sale to XXX unless the loan meets the general QM definition under the revised QM rule.	This compliance test XXX (XXX guidelines) QM Points and Fees Test' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) Alternative Coverage	This audit applies alternative coverage and conditions to the XXX lending policies.The XXX lending policies XXX compliance coverage applies to primary residences only. However, the option to apply XXX lending policies XXX compliance coverage to secondary residences and investment properties was enabled.	This compliance test XXX (XXX guidelines) Alternative Coverage' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) Alternative Coverage	This audit applies alternative coverage and conditions to the XXX lending policies.The XXX lending policies XXX compliance coverage applies to primary residences only. However, the option to apply XXX lending policies XXX compliance coverage to secondary residences and investment properties was enabled.	This compliance test XXX (XXX guidelines) Alternative Coverage' is no longer tested	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.	The exception 'No Compliance Findings' is cleared.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070606	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070005	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070005	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.			XXX compliant.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070005	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070005	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070623	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Monitor Timing of Disclosures Finding	XXX Finding.This loan contains at least one disclosure that fails one or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and secondary market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.; Per the Disclosure Tracker, there was an initial CD issued XXX electronically sent to the borrower(s), but was not in the loan file.	Change status of 'TRID Monitor Timing of Disclosures Finding' from Active to Open Rebuttal.;
Received copy of CD dated XXX w/ corresponding XXX Updating loan accordingly. ; Per the Disclosure Tracker, there was an initial CD issued XXX electronically sent to the borrower(s), but was not in the loan file.	XXX	TRID Monitor Timing of Disclosures Finding.This loan contains disclosures that do not fail XXX or more of the various disclosure timing provisions in the XXX Integrated Disclosure section of Regulation Z. For more information, please see the XXX Integrated Disclosure section of the full ComplianceAnalyzer report.While creditors are required to issue disclosures in good faith, the fact that a disclosure was not issued timely may or may not violate Regulation Z if the values are not used to reset tolerance baselines. However, some lenders and XXX market investors may prefer not to fund or buy loans that contain disclosures that were not issued timely under the regulation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070623	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; Per the Disclosure Tracker, there was an initial CD issued XXX electronically sent to the borrower(s), but was not in the loan file.	Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Open Rebuttal.;
Received copy of CD dated XXX w/ corresponding COC. Updating loan accordingly. ; Per the Disclosure Tracker, there was an initial CD issued XXX electronically sent to the borrower(s), but was not in the loan file.	XXX	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XXX business days (counting all calendar days except XXX and XXX) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070623	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070623	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070623	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXand the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX; client acknowledges XXX loans.; Informational exception - no action needed. ; Lender Acknowledged Higher Priced; XXX account established and Right to Receive appraisal disclosure executed.	Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
XXX established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.; Change status of 'Higher-Priced Mortgage Loan' from Open Rebuttal to Acknowledged by Client.;
XXX established, and appraisal receipt acknowledged within XXX days. Per recent direction received on XXX client acknowledges HPML loans.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within XXX Days (12 CFR 1026.35(c)(5))	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was not provided within XXX days of application date of XXX.	The Right to Receive Appraisal Disclosure provided to the borrower on XXX was provided within XXX days of application date of XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than XXX	Third Party Valuation Product Not Provided and CU Score is XXX.; Per guidelines, TPV not required. Loan amount <$XXXK. Exception cleared.	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Per guidelines, TPV not required. Loan amount <$XXXK. Exception cleared.	Third Party Valuation Product Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Per guidelines, TPV not required. Loan amount <$XXX. Exception cleared.	Third Party Valuation Product Provided; Third Party Valuation Product Provided. CDA provided value supported condition cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070666	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.	Loan is a Higher-Priced Mortgage Loan. Borrower Right to Receive Appraisal Disclosure in file, borrower recieved appraisal greater than XXX days to prior to closing	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 70.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070669	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070669	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070669	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 660.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070667	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 50.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 50.00.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.			XXX compliant.	XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070668	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				XXX	Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX account established, and appraisal receipt acknowledged within XXX days.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Open Rebuttal.; Received COC dated XXX Updating loan accordingly.	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) Alternative Coverage	This audit applies alternative coverage and conditions to the XXX lending policies.The XXX lending policies XXX compliance coverage applies to primary residences only. However, the option to apply XXX lending policies XXX compliance coverage to secondary residences and investment properties was enabled.	Change status of XXX (XXX public guidelines) Alternative Coverage' from Active to Revoked.; NON-QM loan, N/A.	XXX	This compliance test XXX (XXX guidelines) Alternative Coverage' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	GSE (XXX public guidelines) Alternative Coverage	This audit applies alternative coverage and conditions to the XXX lending policies.The XXX lending policies XXX compliance coverage applies to primary residences only. However, the option to apply XXX lending policies XXX compliance coverage to secondary residences and investment properties was enabled.	Change status of XXX (XXX public guidelines) Alternative Coverage' from Active to Revoked.; NON-QM loan, N/A.	XXX	This compliance test XXX (XXX guidelines) Alternative Coverage' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).. Your total tolerance violation is $XXX.

The XXX tolerance violation is due to an increase in the Origination Fee from XXX to XXX on the Final Loan Estimate; need evidence of XXX, XXX or XXX in the amount of $XXX.

Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received XXX dated XXX Updating loan accordingly. ; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).. Your total tolerance violation is XXX  ;
;
The XXX tolerance violation is due to an increase in the Origination Fee from XXX to XXX on the Final Loan Estimate; need evidence of COC, PCCD or Refund check in the amount of XXX ;
;
XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070665	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Open Rebuttal.; Received COC dated XXX Updating loan accordingly.	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 720.
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; Lender Acknowledged XXX Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.; Missing evidence of Right to receive Appraisal Disclosure.	XXX compliant.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.; Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure was not provided.	Change status of 'Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Alert (12 CFR 1026.35(c)(5))' from Active to Open Rebuttal.;
Received documentation showing borrower received copy of appraisal - confirmed with management - exception cleared based on acknowledgement.	XXX	Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure provided.; Loan is a Higher-Priced Mortgage Loan and Borrower's Right to Receive Appraisal Disclosure provided. Received documentation showing borrower received copy of appraisal - confirmed with management - exception cleared based on acknowledgement.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Consummation or Reimbursement Date Validation Test	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Revoked.; Exception addressed	XXX	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Total tolerance of $ XXX due to increase in Appraisal fee and XXX fee on Initial CD dated.XXX. XXX in file reflect changes on XXX(missing from file).
Please provide XXX , post CD of evidence refund to Borrower.	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Received LE dated XXX to correspond with the COC in file.  Updating loan accordingly. ; Total tolerance of $ XXX due to increase in Appraisal  fee and Title CPL fee on Initial CD dated. XXX COC in file reflect changes on LE XXX from file).;
Please provide COC , post CD of evidence refund to Borrower.	XXX	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070663	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Reimbursement Amount Test	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	Change status of 'Reimbursement Amount Test' from Active to Revoked.; Duplicate finding	XXX	This loan passed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070564	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX Loan with established XXX and appraisal requirements have been met.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070564	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
Lender approved short reserves citing XXX FICO, residual income of XXX and XXX DTI as compensating factors	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070564	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070577	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and appriasal received; XXX Loan with established XXX and appraisal requirements met.	XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070577	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070577	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender did not verify Borrower's $XXX rental history as listed on intial and final XXX.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; Received cleared checks in the amount of XXX per month for XXX full months. Exception cleared.	XXX	Housing delinquency meets guidelines. Received cleared checks in the amount of XXX per month for XXX full months. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070577	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.; Final CD dated XXX issued and acknowledged by the borrower on XXX, after the consummation date of XXX.; Mortgage notarized XXX CD's in file Initial CD XXX and Post Close XXX, please provide Final CD	This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070577	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	TRID Post-Consummation Event Validation Test	This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.	This compliance test 'TRID Post-Consummation Event Validation Test' is no longer tested	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070565	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.; XXX loan with established XXX and met appraisal requirements.	XXX compliant.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070565	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Borrower Employment Verification does not meet guidelines	Missing letter from CPA verifying expense factor of XXX% .	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.;
Received updated XXX Exception Type : XXX. Guideline - XXX Actual XXX Rationale - Guidelines as of XXX allows XXX expense factor with CPA letter, as agent works from home with no employees. Compensating Factors : Qualifying Creedit Score is XXX XXX (Housing ) // XXX (Total); Reserves of XXX months; Residual Income of XXX Qualifying LTV is XXX Acknowledged by client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070565	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. Borrower is the listing agent on purchase agreement (pg 757). LOE (pg 209) states Borrower is crediting a portion of his commission from the Seller towards down payment on subject transaction. Non-arms length transactions are not allowed per guidelines (pg 33).	Change status of 'Fully Executed Purchase Contract is Partial' from Active to Acknowledged by Client.;
Received updated XXX - Exception Type: Borrower-Non-Arm's Length Transaction. Guidelines - Non-Arm's Length; Actual - Arm's Length. Rationale - this is a XXX loan, and borrwoer is broker/agent. Compensating Factors : Qualifying Creedit Score is XXX XXX (Housing ) // XXX (Total); Reserves of XXX months; Residual Income of XXX Qualifying LTV is XXX Acknowledged by client.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070565	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070565	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing documentation of HOA dues for second home at XXX.	Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.;
Received LOX - Subject property in same complex and XXX per appraisal is XXX Reviewed - exception cleared.	XXX	Borrower liabilities verified indicator is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 90.00.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 90.00.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 700.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024070635	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.			XXX compliant.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070635	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070635	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.			The exception 'No Credit Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070635	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. VOM required.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.; XXX - Verification of Rentalreceived. Borrower has been renting a XXX. Exception cleared. ;
															XXX - Housing history does not meet guidelines. VOM required.	XXX	Housing delinquency meets guidelines. XXX - Verification of Rentalreceived. Borrower has been renting a XXX from XXX since XXX. Exception cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Borrower has more than XXX years at current residence - Borrower at current residence XXX years; Borrower has stable job time - Borrower has XXX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024070633	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.; Housing history does not meet guidelines.; Housing history does not meet guidelines. Current note for Subject Property/Financing executed XXX, showing the number of months to be XXX months during this transactio. There is no Mortgage reported for this Financing that appears on the credit report. Financing at time of Puchase is a temporary loan with a third party provider, for XXX months only at high Interest rate.	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received an updated XXX  Gudielines required XXX mth housing history; Actual - XXX mths during transaction.  Current note for Subject Property/Financing executed XXX showing the number of months to be XXX months during this transaction.  There is no Mortgage reported for this Financing that appears on the credit report. Financing at time of Purchase is a temporary loan with XXX party provider, for XXX months only at high interest rate. Compensating Factors : DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Payment decrasing by XXX Reserves of XXX Months; Residual Income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
															Received an updated XXX Gudielines required XXX mth housing history; Actual - XXX mths during transaction. Current note for Subject Property/Financing executed XXX showing the number of months to be XXX months during this transaction. There is no Mortgage reported for this Financing that appears on the credit report. Financing at time of Purchase is a temporary loan with third party provider, for XXX months only at high interest rate. Compensating Factors : DTI - XXX (Housing) // XXX (Total); Borr with employer for XXX years; Payment decrasing by XXX Reserves of XXX Months; Residual Income of XXX Qualifying LTV is XXX Lender provided exception for the loan not meeting the guideline requirements.	XXX		XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	C	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070633	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
; The loan is in compliance with all applicable laws and regulations.
; The loan is in compliance with all applicable laws and regulations.
																	The exception 'No Compliance Findings' is cleared.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070633	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial; Final Loan Application is Partial	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; Unable to determine any issues - clearing.	XXX	Final Loan Application is Present. Unable to determine any issues - clearing.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070633	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Initial Credit Application is Partial	Initial credit application is Partial; Initial credit application is Partial	Change status of 'Initial Credit Application is Partial' from Active to Open Rebuttal.; Unable to determine any issues - clearing.	XXX	Initial credit application is Present. Unable to determine any issues - clearing.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00.; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00.; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00.; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640. ; Borrower XXX has significant job time - Borrower has XXX years on job; Borrower has stable job time - Borrower has XXX years at job.; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070628	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Qualified Mortgage APR Threshold Finding	This loan has an APR that exceeds the threshold for a qualified mortgage. ( 12 CFR §1026.43(e)(2)(vi) )A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its XXX calculated per the requirements of XXX CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a first lien a non-manufactured home is less than $XXX but greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount for a second lien is greater than or equal to $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XXX, and its XXX calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) does not exceed the XXX on the date the rate was set plus XXX%.	Loan is not subject to QM	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070628	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Borrower's income shows a total of XXX NSFs within a XXX month period. Guidelines allow for 6 NSFs in a 12 month period.	Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for XXX NSFs on XXX based on full uw.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070628	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070628	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of 640.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024070759	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070759	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070772	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Borrower Liabilities Verification Indicator is Missing	Borrower liabilities verified indicator is Missing. Provide CD of sale or document PITIA for XXX.			Exception resolved. ; Borrower liabilities verified indicator is Present; XXX - PITIA information provided for XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070772	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing			Exception resolved. ; The security instrument indicator is Present; XXX - Copy of the Security Instrument was provided.; Copy of Security Instrument still needed to complete review.; XXX - Client provided tracking information for delivery of Note.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070772	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The lender loan information attachment is marked incorrectly as a cash out refinance.			Exception resolved. ; Final Loan Application is Present; XXX - Updated URLA provided	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 50.00. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of 85.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 85.00. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or XXX are greater than the Guideline Minimum of 6.00 or XXX ; Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	D	A	D	A	D	A	A	A	D	A	C	C	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070809	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Property	XXX Approval Missing	Condo Approval Missing XXX approval is Missing.	XXX approval provided	XXX	Document Uploaded. XXX approval provided; exception resolved.	XXX		C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024070809	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Resolved	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A